[photo cover omitted]

                                      SEMI-
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                 To Shareholders
                                  June 30, 2000


                                 [logo omitted]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................  1

STATEMENT OF NET ASSETS ....................................  4

STATEMENTS OF OPERATIONS ................................... 41

STATEMENTS OF CHANGES IN NET ASSETS ........................ 44

FINANCIAL HIGHLIGHTS ....................................... 50

NOTES TO FINANCIAL STATEMENTS .............................. 56


                              NOT     May Lose Value
                             FDIC     No Bank Guarantee
                            INSURED

LETTER TO SHAREHOLDERS                                            [LOGO OMITTED]
                                                       JUNE 30, 2000 (UNAUDITED)

[photo omitted]                     [photo omitted]

HILTON M. JERVEY, CFA               MARK E.NAGLE
CHIEF INVESTMENT OFFICER            PRESIDENT AND CEO
SUMMIT BANK                         THE PILLAR FUNDS

INVESTMENT OUTLOOK

July 2000

     Uncertain. That's the word that best describes the current investment climate. During the first half of the year, the financial markets have inspired a broad range of emotions as investors continued to sort out the implications of current economic policies and trends.
     Early in the second quarter, the euphoria over the high valuations placed on Internet and biotechnology companies was waning. All of the major equity averages declined during the second quarter and are now down year-to-date. This occurred as it became clear that the speed of our economy's high real growth rate was making the Federal Reserve Board uncomfortable.
     Evidence of this came as the Federal Reserve Board continued its trend of gradually raising interest rates to hold back inflation. And in May, short rates were increased by a more aggressive 1/2 of 1%. Longer-term rates fell from the high reached during the second quarter but were virtually unchanged from the end of the first quarter.

A LINK BETWEEN HIGH REAL GROWTH AND INFLATION?
     The real uncertainty began when the Federal Reserve started sending conflicting signals about both their intentions and true concerns. Rather than a clear-cut focus on promoting price stability, the Board spoke of a causal link between high real growth and inflation. The idea that growth by itself is a contributor to price pressures is a dangerous concept that still finds credence in many academic and policy circles. On the surface, there may be some logic in thinking that rising demand would make it easier for producers to raise prices. But, in fact, when demand increases producers will almost always compete against each other by increasing supply to satisfy demand, leaving prices largely unchanged.
     If our policy makers continue to insist that high real growth is threatening, there are some very real penalties to be paid by our society. It is no accident that our recent rate of growth has encouraged marginal workers to find jobs. This has helped to reduce both welfare and crime. Slowing growth would be felt most by those at the bottom of the economic ladder. This would be an unfortunate outcome for all of us. Board members have also pointed to increases in asset values, particularly the stock market, as another contributor to unsustainable demand.

INFLATION OR NO INFLATION?
     When it comes to inflation, the two elements to consider are raw material prices and wage trends. Raw material prices have indeed moved up from the very depressed levels they reached following the downturn in Southeast Asian economies in late 1998. The most spectacular example of this is energy prices. But many corporations are complaining that they are unable to pass the full impact of these cost increases on to their customers.


                                                           (CONTINUED NEXT PAGE)
--------------------------------------------------------------------------------
                                                                               1

LETTER TO SHAREHOLDERS
(CONTINUED)

     Wage increases have also begun to show some modest acceleration, especially the benefits component. This trend has been troubling to the monetary authorities because workers' compensation is a huge part of most companies' costs. But here too there are factors at work greatly moderating the potential inflationary impact. First and most important, the productivity of American workers has been extremely high so unit labor costs have shown very little increase. And second, competitive conditions make it very difficult to raise prices anyway. Consequently, we believe that the very recent moderate acceleration in the rate of inflation has no staying power.

STATISTICAL SIGNS OF MODERATING GROWTH
     The Federal Reserve has been encouraged by recent economic statistics that have shown definite signs of moderating growth. While consumer confidence remains at a high level, the second quarter showed overall consumer spending lagging consumer incomes. This was in sharp contrast to the first quarter trend when the reverse was true.
     Employment gains have slowed and unemployment claims have moved back to levels not seen in some time. Meanwhile, corporations have maintained the aggressive capital spending that they know is the primary road to gains in productivity and longer-term competitiveness. In light of this more positive economic news, the Federal Reserve Board members decided to forego another interest rate increase at their regular late June meeting.

THE OUTLOOK FOR INTEREST RATES
     We believe that it is a distinct possibility that we may not see another interest rate increase this year. The next Federal Reserve meeting is in August. If the economy continues to show expected signs of moderating growth, with little detectable acceleration in inflation, then Board members may again pass on an increase. Beyond August it is unlikely that rates will be raised because of the imminent national election. The Board may feel reluctant to be put in the position of conceivably influencing the outcome of the election.
     Another aspect of current short-term interest rates further justifies no additional increases. Even though the Federal Reserve action in raising rates has been modest by historical standards, real short rates - adjusted for inflation -- are currently quite high. The main reason for this is that short rates, in sharp contrast to most previous expansionary periods, never fell as much as they usually do. Consequently, it has taken much less overt action by monetary policy to make it expensive for users of short-term credit.

STAY WITH THE STRATEGY
      In light of the current conditions, we believe it's best to maintain our equity investment strategy. We intend to keep our current exposures to both stocks and sector allocations. We've seen the cyclical recovery of many of the "old economy" stocks. This, combined with a continued strong contribution from the broadly-defined technology sector, has resulted in robust earnings comparisons for several quarters. We feel that with the decline in stock prices this year, valuation levels have become much more reasonable.

--------------------------------------------------------------------------------
2

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)

THE ROAD AHEAD
     Looking ahead, reported profit growth should remain strong. But, global competitive conditions make it likely that technology will continue to be the source of most secular high growth. We see almost daily examples of how difficult managements are finding it to develop and successfully execute winning strategies in their businesses. Investor impatience has spawned a high level of turnover among corporate leaders. A slowing economy and a more neutral environment for the dollar because of better conditions abroad are going to make it even more difficult to avoid disappointments.
     We continue to carefully examine our portfolio holdings for any signs of weakness. Only the strongest and most advantageously positioned companies can prosper. We believe our portfolios contain many of those companies on your behalf.

Sincerely,

/s/HILTON M. JERVEY

Hilton M. Jervey
Chief Investment Officer
Summit Bank

/s/MARK E. NAGLE

Mark E. Nagle
President and CEO
The Pillar Funds

--------------------------------------------------------------------------------
                                                                               3

STATEMENT OF NET ASSETS


U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--27.8%
   U.S. Treasury Notes (A)
     6.125%, 09/30/00                 $ 50,000        $ 49,994
     5.500%, 12/31/00                  100,000          99,554
     5.375%, 07/31/00                   42,000          41,980
     4.625%, 11/30/00                   35,000          34,749
     4.625%, 12/31/00                   20,000          19,842
                                                      --------
Total U.S. Treasury Obligations
   (Cost $246,119)                                     246,119
                                                      --------

REPURCHASE AGREEMENTS--72.5%
   Barclays
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $216,486,147 (collateralized by
     U.S. Treasury Obligations, total
     market value $220,697,462) (B)    216,369         216,369
   JP Morgan
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $42,317,316 (collateralized by
     U.S. Treasury Obligation, total
     market value $43,140,911) (B)      42,294          42,294
   Lehman Brothers
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $42,334,477 (collateralized by U.S.
     Treasury Obligations, total
     market value $43,159,279) (B)      42,312          42,312
   Merrill Lynch
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $42,155,716 (collateralized by U.S.
     Treasury Obligations, total
     market value $42,980,388) (B)      42,133          42,133
   Morgan Stanley 6.480%, dated
     06/30/00, matures 07/03/00,
     repurchase price $42,996,303
     (collateralized by U.S. Treasury
     Obligations, total market
     value $44,000,571) (B)             42,973          42,973
   Prudential
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $43,043,485 (collateralized by U.S.
     Treasury Obligations, total
     market value $43,881,143) (B)      43,020          43,020
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
   Warburg
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $211,679,314 (collateralized by U.S.
     Treasury Obligation, total
     market value $215,801,191) (B)   $211,565        $211,565
                                                      --------
Total Repurchase Agreements
   (Cost $640,666)                                     640,666
                                                      --------
Total Investments--100.3%
   (Cost $886,785)                                     886,785
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)               (2,678)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par
     value) based on 728,119,452
     outstanding shares of beneficial
     interest                                          728,119
   Portfolio Shares of Class A
     (unlimited authorization -- no par
     value) based on 155,990,414
     outstanding shares of beneficial
     interest                                          115,991
   Accumulated net realized loss on investments             (3)
                                                      --------
Total Net Assets -- 100.0%                            $884,107
                                                      ========
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                      $1.00
                                                      ========
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                      $1.00
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--77.7%
ARIZONA--0.8%
   Avondale, Industrial Development
     Authority, National Health Investment
     Project, RB (A) (B) (C)
     4.850%, 07/05/00                   $1,700        $  1,700
                                                      --------
COLORADO--1.4%
   Moffat County, Pollution Control,
     RB (A) (B) (C)
     4.800%, 07/01/00                    3,000           3,000
                                                      --------
DELAWARE--1.7%
   Delaware State, Health Facilities
     Authority, Christiana Care Health
     Services, RB, AMBAC
     4.500%, 10/01/00                    2,780           2,783

--------------------------------------------------------------------------------
4

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)        VALUE (000)
--------------------------------------------------------------------------------
   New Castle County, Delaware, GO
     6.200%, 10/15/00                   $1,000        $  1,006
                                                      --------
                                                         3,789
                                                      --------
DISTRICT OF COLUMBIA --1.1%
   District of Columbia,
     Ser B-3, GO (A) (B) (C)
     4.750%, 07/01/00                    2,300           2,300
                                                      --------
FLORIDA --3.2%
   Florida State, Municipal Power
     Authority, Sub-Stanton Project,
     RB, AMBAC (A) (B)
     4.350%, 07/05/00                    3,000           3,000
   Jacksonville, Florida Electric
     Authority, RB Pre-Refunded
     @ 101.50 (E)
     6.750%, 10/01/00                    2,000           2,044
   Sunshine State, Governmental Funding,
     RB, AMBAC (A) (B)
     4.800%, 07/05/00                    2,000           2,000
                                                      --------
                                                         7,044
                                                      --------
GEORGIA --4.7%
   Georgia Municipal Electric Authority,
     General Resolution Project,
     Sub-Ser A, RB, MBIA
     5.000%, 01/01/01                    2,500           2,509
   Georgia Municipal Electric
     Authority, Sub-Ser E,
     RB (A) (B) (C) (D)
     4.700%, 07/05/00                    3,000           3,000
   Gwinnett County, Water & Sewer
     Authority, RB
     4.500%, 08/01/00                    3,000           3,001
   Marietta Multi-Family Housing
     Authority, Falls at Bells Ferry
     Housing Project, RB (A) (B) (C)
     4.420%, 07/15/00                    1,850           1,850
                                                      --------
                                                        10,360
                                                      --------
ILLINOIS --1.1%
   Hoffman Estates, Economic
     Development Project, TA
     Pre-Refunded @ 102.00 (E)
     7.375%, 11/15/00                      500             516
   Illinois State, Development Finance
     Authority, Illinois Power Project,
     Ser B, RB (A) (B) (C)
     4.950%, 07/05/00                    2,000           2,000
                                                      --------
                                                         2,516
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
INDIANA--0.7%
   Indiana University, Student Fee Project,
     Ser G, RB Pre-Refunded @ 102 (E)
     7.000%, 08/01/00                   $1,000        $  1,022
   Indiana University, Student Fee Project,
     Ser M, RB
     3.900%, 08/01/00                      600             599
                                                      --------
                                                         1,621
                                                      --------
KANSAS --2.3%
   Burlington Environmental Authority,
     Kansas City Power & Light Project,
     RB (A) (B)
     4.900%, 07/05/00                    2,000           2,000
   Kansas State Department of
     Transportation, Highway Revenue
     Project, RB
     3.850%, 09/01/00                    1,000           1,000
   Wyandotte County, Refunding &
     Improvement Project, RB
     4.000%, 09/01/00                    2,000           1,999
                                                      --------
                                                         4,999
                                                      --------
LOUISIANA --4.6%
   Jefferson Parish, Industrial Development
     Board, George J. Ackel Sr. Project,
     RB (A) (B) (C)
     4.850%, 07/03/00                    2,000           2,000
   Louisiana State, Public Facilities
     Authority, Willis-Knighton Medical
     Center Project, RB, AMBAC (A) (B)
     4.700%, 07/05/00                    2,000           2,000
   New Orleans, Aviation Board,
     Ser A, RB, MBIA (A) (B)
     4.800%, 07/05/00                    1,900           1,900
   New Orleans, Aviation Board,
     Ser B, RB, MBIA (A) (B)
     4.800%, 07/05/00                    2,800           2,800
   New Orleans, Aviation Board,
     Ser C, GO, MBIA (A) (B)
     4.800%, 07/05/00                    1,400           1,400
                                                      --------
                                                        10,100
                                                      --------
MARYLAND -- 2.1%
   Baltimore, Maryland Consolidated
     Public Improvement Project,
     Ser A, GO, FGIC
     7.500%, 10/15/00                    2,225           2,248
   Maryland State, Fourth Series,
     GO Pre-Refunded @ 101 (E)
     7.000%, 10/15/00                    2,300           2,343
                                                      --------
                                                         4,591
                                                      --------

--------------------------------------------------------------------------------
                                                                               5

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
MASSACHUSETTS -- 1.7%
   Athol Royalston, Regional School
     District, BAN
     4.500%, 01/19/01                   $3,785        $  3,791
                                                      --------
MICHIGAN -- 0.9%
   Michigan State, Recreational
     Program GO
     5.625%, 11/01/00                    1,900           1,911
                                                      --------
MINNESOTA -- 5.4%
   Minnesota Rural Water Finance
     Authority, Public Projects,
     Construction Notes, GIC
     4.250%, 09/01/00                    3,000           3,002
   Minnesota State GO
     5.000%, 11/01/00                    3,000           3,011
   Minnesota State, GO
     Pre-Refunded 08/01/20 @ 100.00
     6.800%, 08/01/02                    2,500           2,506
   New Brighton, Industrial
     Development Authority, Unicare
     Nursing Homes Project (A) (B) (C)
     4.950%, 07/03/00                    1,400           1,400
   University of Minnesota, RB (A) (B)
     4.800%, 07/03/00                    2,000           2,000
                                                      --------
                                                        11,919
                                                      --------
MISSOURI -- 1.4%
   Missouri State, Health & Educational
     Facilities Authority, Cox Health
     Systems RB, MBIA (A) (B)
     4.500%, 07/03/00                      900             900
   Missouri State, Health & Educational
     Facilities Authority, The Washington
     University Project, Ser D RB (A) (B)
     4.500%, 07/03/00                    1,000           1,000
   Springfield, Industrial Development
     Authority, Pebblecreek Apartments
     Project RB (A) (B) (C)
     4.750%, 07/03/00                    1,200           1,200
                                                      --------
                                                         3,100
                                                      --------
Nebraska--1.0%
   Nebraska State, Public Power District
     Authority, Power Supply Systems
     Project, Ser C, RB, ETM
     4.250%, 01/01/01                    2,235           2,232
                                                      --------
Nevada--0.2%
   Clark County, Nevada School District,
     Ser A, GO, MBIA
     Pre-Refunded @ 101 (E)
     7.000%, 06/01/01                      500             515
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 9.1%
   Bayonne, BAN
     4.000%, 07/14/00                   $3,000         $ 3,000
   Bayonne, New Jersey Municipal
     Utilities Authority,
     Sewer Project Note
     4.750%, 02/01/01                    1,500           1,502
   Berlin Township, Capital
     Improvement Project, GO, MBIA
     5.650%, 12/15/00                      100             101
   Chatham Township, BAN
     4.350%, 12/14/00                      750             750
   Little Ferry, BAN
     4.250%, 08/04/00                    1,287           1,288
   Maplewood Township, BAN
     4.500%, 03/23/01                      646             647
   Morristown, TAN
     4.600%, 02/16/01                    2,500           2,501
   New Hanover Township,
     New Jersey Board of Education,
     Temporary Notes
     5.500%, 06/01/01                      750             753
   New Jersey State, Economic
     Development Authority,
     Peddie School Project RB (A) (B)
     4.650%, 07/03/00                    1,350           1,350
   New Jersey State, Economic
     Development Authority,
     United Water Project,
     Ser B RB, AMBAC (A) (B)
     4.700%, 07/03/00                    2,500           2,500
   New Jersey State, Educational
     Facilities Authority, Princeton
     University, Ser B RB
     4.000%, 07/01/00                    1,335           1,335
   Passaic County, New Jersey Utilities
     Authority, RN Callable
     6/01/20 @ 100
     4.500%, 03/01/01                    3,000           3,000
   Union Township, BAN
     5.500%, 07/13/00                    1,100           1,100
                                                      --------
                                                        19,827
                                                      --------
NEW YORK -- 13.3%
   Metropolitan Transportation Authority,
     Commuter Facilities Project,
     Ser 4, RB Pre-Refunded @ 101.50 (E)
     7.875%, 07/01/00                    1,200           1,218
   New York City, Municipal Water
     Finance Authority, RB, FGIC (A) (B)
     4.750%, 07/17/00                    5,100           5,100


--------------------------------------------------------------------------------
6

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New York City, Sub-Ser A-10,
     GO (A) (B) (C)
     4.750%, 07/01/00                   $3,000         $ 3,000
   New York City, Sub-Ser A-6,
     GO (A) (B) (C)
     4.650%, 07/01/00                    5,230           5,230
   New York City, Sub-Ser B-2,
     GO (A) (B) (C)
     4.750%, 07/01/00                    1,300           1,300
   New York City, Transitional Finance
     Authority, Ser A-1, RB,
     Future Tax Secured (A) (B)
     4.650%, 11/01/00                    8,000           8,000
   New York State, Dormitory Authority,
     City University Systems Project,
     Ser F, RB Pre-Refunded @ 102 (E)
     7.875%, 07/01/00                    1,000           1,020
   New York State, Medical Care
     Facilities Authority, RB
     Pre-Refunded @ 102 (E)
     7.875%, 08/15/00                    1,180           1,209
   Suffolk Cooperative Library
     Systems, RAN
     4.500%, 12/29/00                    3,000           3,000
                                                      --------
                                                        29,077
                                                      --------
NORTH CAROLINA -- 3.2%
   Charlotte-Mecklenberg Hospital
     Authority, Ser B, RB (A) (B)
     4.700%, 07/01/00                    4,000           4,000
   North Carolina, Medical Care
     Community Hospital,
     Duke University Project,
     Ser B, RB (A) (B)
     4.750%, 09/01/00                    3,000           3,000
                                                      --------
                                                         7,000
                                                      --------
OHIO -- 1.2%
   Akron-Summit County,
     Ohio Public Library,
     Ser A, GO, FGIC
     4.500%, 12/01/00                    1,730           1,733
   Ohio State, Infrastructure
     Improvement Project, GO
     4.000%, 02/01/01                    1,000             997
                                                      --------
                                                         2,730
                                                      --------
OKLAHOMA --1.4%
   Tulsa Industrial Authority,
     University of Tulsa,
     Ser B, RB, MBIA (A) (B)
     4.800%, 07/03/00                    3,000           3,000
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.5%
   Allegheny County,
     Sanitary & Sewer Authority,
     RB, FGIC, ETM
     5.200%, 12/01/00                   $1,000         $ 1,004
                                                      --------
PUERTO RICO -- 1.4%
   Puerto Rico, Municipal Finance
     Authority, Ser A, GO
     5.000%, 08/01/00                    3,000           3,003
                                                      --------
SOUTH CAROLINA -- 1.6%
   South Carolina, Public Service
     Authority, Ser A, RB
     4.500%, 01/01/01                    1,500           1,502
   South Carolina State, Capital
     Improvement Project, Ser A, GO
     5.000%, 07/01/00                    2,000           2,000
                                                      --------
                                                         3,502
                                                      --------
TENNESSEE -- 1.6%
   Morristown, Industrial Development
     Board, Williamhouse-Regency
     Delaware, RB, AGMT (A) (B) (C)
     5.000%, 07/05/00                    1,500           1,500
   Nashville & Davidson Counties,
     Metropolitan Government
     Multi-Family Housing Authority,
     Old Hickory Towers Project,
     Ser A, RB (A) (B) (C)
     4.900%, 07/03/00                    2,000           2,000
                                                      --------
                                                         3,500
                                                      --------
TEXAS -- 4.9%
   Austin, Texas Utilities Systems, RB
     4.875%, 11/15/00                    1,300           1,303
   Harris County, Ser C, GO (A) (B)
     4.700%, 07/03/00                    2,000           2,000
   Houston, Independent School
     District, Public Property
     Finance Project, GO
     5.000%, 07/15/00                    2,400           2,401
   Texas State, Ser A, GO
     5.375%, 10/01/00                      500             502
   Texas State, University
     Financing Systems, Ser A, RB, FSA
     4.500%, 03/15/01                    3,315           3,321
   Waco, GO, MBIA
     4.250%, 02/01/01                    1,255           1,255
                                                      --------
                                                        10,782
                                                      --------

--------------------------------------------------------------------------------
                                                                               7

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
UTAH -- 0.5%
   Intermountain Power Agency,
     Ser C, RB, MBIA
     6.000%, 07/01/00                   $1,000        $  1,000
                                                      --------
WASHINGTON -- 4.7%
   Chelan County, Public Utility District,
     Chelan Hydro Project,
     Ser A RB, MBIA (A) (B)
     4.800%, 07/03/00                    2,040           2,040
   Seattle, Washington Drain &
     Wastewater, RB
     4.000%, 11/01/00                      550             550
   Washington State, Health Care
     Facilities Authority, Fred Hutchinson
     Cancer Center, RB (A) (B) (C)
     4.750%, 07/01/00                    1,500           1,500
   Washington State, Ser A, GO
     4.700%, 10/01/00                    3,000           3,006
   Washington State, Ser B, GO
     Pre-Refunded 08/01/00 @ 100
     6.375%, 08/01/10                    3,200           3,207
                                                      --------
                                                        10,303
                                                      --------
Total Municipal Bonds
   (Cost $170,216)                                     170,216
                                                      --------
COMMERCIAL PAPER -- 10.9%
GEORGIA -- 4.4%
   Georgia Meag, TECP
     4.350%, 07/11/00                    4,600           4,600
   Georgia Municipal Electric
     Authority, TECP
     4.000%, 07/11/00                    5,000           5,000
                                                      --------
                                                         9,600
                                                      --------
MARYLAND -- 1.8%
   Baltimore County, TECP
     4.450%, 07/10/00                    4,000           4,000
                                                      --------
NEW YORK -- 1.1%
   Port Authority of New York &
     New Jersey, TECP
     4.700%, 07/07/00                    1,200           1,200
     4.150%, 08/01/00                    1,250           1,250
                                                      --------
                                                         2,450
                                                      --------
PENNSYLVANIA -- 1.4%
   Montgomery County, TECP
     4.000%, 07/11/00                    3,000           3,000
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
UTAH--2.2%
   Utah Intermountain Power, TECP
     4.350%, 07/11/00                   $3,000       $  3,000
     4.600%, 07/12/00                    1,800          1,800
                                                     --------
                                                        4,800
                                                     --------
Total Commercial Paper
   (Cost $23,850)                                      23,850
                                                     --------
TREASURY BILL -- 2.4%
   U.S. Treasury Bill (D)
     5.014%, 07/06/00                    5,250          5,246
                                                     --------
Total Treasury Bill
   (Cost $5,246)                                        5,246
                                                     --------
CASH EQUIVALENTS -- 8.3%
   Goldman Sachs Tax-Free
     Money Market                    8,791,792          8,792
   SEI Institutional Tax-Free
     Portfolio                       9,496,725          9,497
                                                     --------
Total Cash Equivalents
   (Cost $18,289)                                      18,289
                                                     --------
Total Investments -- 99.3%
   (Cost $217,601)                                    217,601
                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%               1,435
                                                     --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no
     par value) based on 165,464,559
     outstanding shares of beneficial
     interest                                         165,465
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 53,574,311
     outstanding shares of beneficial
     interest                                          53,574
   Accumulated net realized loss on investments            (3)
                                                     --------
Total Net Assets -- 100.0%                           $219,036
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00
                                                     ========

--------------------------------------------------------------------------------
8

                                                                  [logo omitted]

                                                       JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                 PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2000.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.
(D) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(E) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
BAN -- BOND ANTICIPATION NOTE
ETM -- ESCROWED TO MATURITY
GIC -- GUARANTEED INVESTMENT CONTRACT
GO -- GENERAL
OBLIGATION RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
RN -- REVENUE NOTE
SER -- SERIES
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------------------------
COMMERCIAL PAPER--81.6%
BANKS--9.6%
   Abbey National Bank
     6.110%, 07/07/00                  $ 8,500      $    8,491
     6.600%, 09/12/00                   14,000          13,813
   ABN-AMRO
     6.050%, 07/24/00                    6,100           6,076
   Bank of America
     6.480%, 10/27/00                    5,000           4,894
   BankAmerica
     6.580%, 08/02/00                   15,000          14,912
   Barclays Bank PLC
     6.520%, 07/07/00                   10,000           9,989
   Royal Bank of Canada
     6.100%, 07/05/00                   15,000          14,990
     6.120%, 07/05/00                    5,000           4,997
   Wells Fargo
     6.620%, 07/31/00                   20,000          19,890
                                                    ----------
                                                        98,052
                                                    ----------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
BROKER/DEALERS--12.9%
   Bear Stearns
     6.110%, 07/11/00                  $10,000      $    9,983
     6.580%, 09/06/00                   20,000          19,755
     5.580%, 09/27/00                   15,000          14,759
   Goldman Sachs
     5.350%, 07/17/00                   10,000           9,972
     6.020%, 07/24/00                   15,000          14,942
     6.040%, 07/25/00                    9,850           9,810
     6.570%, 08/18/00                   10,000           9,912
   Merrill Lynch
     6.120%, 07/10/00                   12,000          11,982
     6.120%, 07/10/00                    5,000           4,992
     6.200%, 07/13/00                    5,000           4,990
     6.620%, 08/02/00                   10,000           9,941
     6.560%, 08/29/00                    7,000           6,925
     6.080%, 10/10/00                    3,000           2,949
                                                    ----------
                                                       130,912
                                                    ----------
DIVERSIFIED FINANCIAL SERVICES--32.8%
   American Express Credit
     6.530%, 07/06/00                   15,000          14,986
   American General Finance
     6.770%, 07/07/00                   20,000          19,977
     6.780%, 10/30/00                   12,000          11,727
   American Honda Finance
     6.210%, 07/19/00                    5,000           4,985
     6.640%, 08/22/00                   15,000          14,856
     6.580%, 08/29/00                   10,000           9,892
     6.580%, 09/06/00                   10,000           9,878
   Associates Financial Services
     6.200%, 07/17/00                   10,950          10,920
   Ford Motor Credit
     6.540%, 07/06/00                   20,000          19,982
     6.540%, 07/07/00                   20,000          19,978
     6.560%, 07/07/00                    5,000           4,995
   General Electric
     6.770%, 07/05/00                   10,000           9,993
     6.590%, 09/11/00                   10,000           9,868
     6.220%, 10/10/00                   10,000           9,826
     6.440%, 10/25/00                   15,000          14,689
   General Motors Acceptance
     6.550%, 07/06/00                    5,000           4,995
     6.530%, 07/10/00                   10,000           9,984
     6.150%, 07/18/00                    5,000           4,986
     6.540%, 08/03/00                   10,000           9,940
     6.560%, 08/08/00                   15,000          14,896
   John Deere Capital
     6.540%, 07/20/00                   20,000          19,931
   National Rural Utilities
     6.100%, 07/18/00                   15,000          14,957
     6.130%, 07/18/00                   10,000           9,971
     6.200%, 10/12/00                    5,000           4,911
     6.600%, 12/13/00                   15,000          14,546

--------------------------------------------------------------------------------
                                                                               9

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Paccar Financial
     6.600%, 07/17/00                  $ 6,400      $    6,381
   USAA Capital
     6.230%, 07/10/00                   10,000           9,984
     6.620%, 07/14/00                   22,000          21,947
                                                    ----------
                                                       333,981
                                                    ----------
DRUGS--2.4%
   American Home Products
     6.500%, 07/07/00                   12,581          12,567
   Amgen
     6.550%, 07/26/00                   12,000          11,945
                                                    ----------
                                                        24,512
                                                    ----------
ELECTRICAL SERVICES--3.0%
   Florida Power
     6.470%, 07/03/00                   10,000           9,996
     6.530%, 07/10/00                   11,481          11,462
   Pacificorp
     6.000%, 07/05/00                    9,000           8,994
                                                    ----------
                                                        30,452
                                                    ----------
FOOD, BEVERAGE & TOBACCO--1.0%
   Archer Daniels Midland
     6.120%, 07/05/00                   10,000           9,993
                                                    ----------
PETROLEUM & FUEL PRODUCTS--3.0%
   Colonial Pipeline
     6.650%, 07/24/00                    3,000           2,987
     5.980%, 07/31/00                    5,000           4,975
     6.590%, 08/17/00                    4,636           4,596
     6.150%, 08/29/00                    8,500           8,414
     6.100%, 10/11/00                   10,000           9,827
                                                    ----------
                                                        30,799
                                                    ----------
SPECIAL PURPOSE ENTITY--11.0%
   Cargill Global Funding
     6.900%, 07/05/00                   30,000          29,977
   Centric Capital
     6.780%, 07/06/00                   15,000          14,986
     6.540%, 07/13/00                    5,000           4,989
     6.690%, 07/20/00                   12,725          12,680
     6.650%, 08/22/00                   10,000           9,904
   Ciesco
     6.620%, 07/21/00                   20,000          19,926
     6.530%, 08/01/00                   10,000           9,944
     6.540%, 08/01/00                   10,000           9,944
                                                    ---------
                                                       112,350
                                                    ----------
TELEPHONES & TELECOMMUNICATION--5.9%
   Alltel
     6.600%, 07/06/00                    8,900           8,892
     6.550%, 07/12/00                   10,000           9,980
     6.560%, 08/04/00                   18,725          18,609

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   AT&T
     6.510%, 07/10/00                 $  2,900      $    2,895
     6.600%, 11/30/00                   20,000          19,443
                                                    ----------
                                                        59,819
                                                    ----------
Total Commercial Paper
   (Cost $830,870)                                     830,870
                                                    ----------
CERTIFICATE OF DEPOSIT--1.0%
   Deutsche Bank
     6.150%, 10/10/00                   10,000          10,023
                                                    ----------
Total Certificate of Deposit
   (Cost $10,023)                                       10,023
                                                    ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--12.0%
   Federal Home Loan Bank
     6.040%, 09/01/00                    2,000           2,000
     6.000%, 09/28/00                    2,700           2,700
     6.280%, 01/12/01                   10,000          10,000
     6.210%, 01/12/01                   10,000          10,000
     6.600%, 02/02/01                    7,000           7,000
     6.550%, 02/15/01                    5,000           5,000
     6.700%, 02/23/01                    5,000           5,000
     6.750%, 03/01/01                   10,000          10,000
     6.720%, 03/13/01                    7,000           7,000
     6.875%, 04/17/01                    7,700           7,700
     6.965%, 05/17/01                   10,000          10,000
     6.980%, 05/25/01                    5,000           5,000
     6.930%, 06/14/01                    4,000           4,000
Federal Home Loan Mortgage, MTN
     7.125%, 07/13/01                   10,000          10,000
     6.800%, 05/08/01                   10,000          10,000
  Federal National Mortgage
     Association, MTN
     5.900%, 12/01/00                    7,000           6,995
     6.320%, 02/02/01                   10,000           9,987
                                                    ----------
Total U.S. Government Agency Obligations
   (Cost $122,382)                                     122,382
                                                    ----------
CORPORATE OBLIGATION--1.5%
   National City Bank, MTN
     6.720%, 03/21/01                   15,000          14,996
                                                    ----------
Total Corporate Obligation
   (Cost $14,996)                                       14,996
                                                    ----------
REPURCHASE AGREEMENTS--5.1%
   Barclays
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $20,513,159 (collateralized by U.S.
     Treasury Obligations, total market
     value $20,912,332) (A)             20,502          20,502

--------------------------------------------------------------------------------
10

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                                PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   JP Morgan
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $8,445,222 (collateralized by
     U.S. Treasury Obligation,
     total market value $8,610,504) (A)    $  8,441       $    8,441
   Morgan Stanley
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $5,044,180 (collateralized by
     U.S. Treasury Obligations,
     total market value $5,161,841) (A)       5,042            5,042
   Warburg
     6.480%, dated 06/30/00, matures
     07/03/00, repurchase price
     $17,856,108 (collateralized by
     U.S. Treasury Obligation,
     total market value $18,208,471) (A)     17,847           17,847
                                                          ----------
Total Repurchase Agreements
   (Cost $51,832)                                             51,832
                                                          ----------
Total Investments--101.2%
   (Cost $1,030,103)                                       1,030,103
                                                          ----------
OTHER ASSETS AND LIABILITIES, NET--(1.2%)                    (11,912)
                                                          ----------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 772,340,036 outstanding shares
     of beneficial interest                                  772,340
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 3,055,523 outstanding shares
     of beneficial interest                                    3,056
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 1,119,755 outstanding shares
     of beneficial interest                                    1,120
   Portfolio Shares of Class S (unlimited
     authorization -- no par value) based
     on 241,707,445 outstanding shares
     of beneficial interest                                  241,707
   Accumulated net realized loss on investments                  (32)
                                                          ----------
Total Net Assets--100.0%                                  $1,018,191
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                                  $1.00
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                  $1.00
                                                          ==========

--------------------------------------------------------------------------------
DESCRIPTION                                 PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                              $1.00
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class S                                  $1.00
                                                          ==========
(1)  CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


U.S. TREASURY SECURITIES PLUS
MONEY MARKET FUND

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--40.5%
   U.S. Treasury Notes (A)
     6.125%, 09/30/00                     $ 5,000         $    5,000
     5.500%, 12/31/00                       5,000              4,978
     5.375%, 07/31/00                       8,000              7,997
     4.625%, 12/31/00                       4,000              3,966
                                                          ----------
Total U.S. Treasury Obligations
   (Cost $21,941)                                             21,941
                                                          ----------
REPURCHASE AGREEMENTS--59.1%
   Barclays
     6.47%, dated 06/30/00, matures
     07/03/00, repurchase price
     $2,359,452 (collateralized by U.S.
     Treasury Obligation, total market
     value $2,405,366) (B)                  2,358              2,358
   JP Morgan
     6.47%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $12,476,921 (collateralized
     by U.S. Treasury Obligation, total
     market value $12,720,617) (B)         12,470             12,470
   Lehman Brothers
     6.47%, dated 06/30/00, matures
     07/03/00, repurchase price
     $2,301,240 (collateralized by U.S.
     Treasury Obligation, total market
     value $2,347,422) (B)                  2,300              2,300
   Morgan Stanley
     6.47%, dated 06/30/00, matures
     07/03/00, repurchase price
     $2,369,081 (collateralized by U.S.
     Treasury Obligation, total market
     value $2,460,453) (B)                  2,368              2,368

--------------------------------------------------------------------------------
                                                                              11

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                              PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
   Warburg
     6.47%, dated 06/30/00, matures
     07/03/00, repurchase price
     $12,477,877 (collateralized by U.S.
     Treasury Obligation, total market
     value $12,722,981) (B)               $12,471         $ 12,471
                                                          --------
Total Repurchase Agreements
   (Cost $31,967)                                           31,967
                                                          --------
Total Investments--99.6%
   (Cost $53,908)                                           53,908
                                                          --------
OTHER ASSETS AND LIABILITIES, NET--0.4%                        207
                                                          --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value) based
     on 54,132,998 outstanding shares
     of beneficial interest                                 54,133
   Accumulated net realized loss on investments                (18)
                                                          --------
Total Net Assets--100.0%                                  $ 54,115
                                                          ========
Net Asset Value, Offering and Redemption
   Price Per Share                                           $1.00
                                                          ========
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INSTITUTIONAL SELECT MONEY MARKET FUND

--------------------------------------------------------------------------------
COMMERCIAL PAPER--77.7%
BANKS--9.2%
   Abbey National Bank
     6.600%, 09/12/00                  $ 5,000            $  4,933
   ABN-AMRO
     6.550%, 07/24/00                    1,600               1,593
   BankAmerica
     6.580%, 08/02/00                   12,000              11,930
   Barclays Bank PLC
     6.520%, 07/07/00                    5,000               4,995
   Rabobank Nederland
     6.520%, 07/05/00                    2,000               1,999
   Royal Bank of Canada
     6.100%, 07/05/00                   10,000               9,993
                                                          --------
                                                            35,443
                                                          --------
BROKER/DEALERS--11.7%
   Bear Stearns
     6.580%, 09/06/00                   10,000               9,878
     5.580%, 09/27/00                    5,000               4,920

--------------------------------------------------------------------------------
Description                           Par (000)        Value (000)
--------------------------------------------------------------------------------
   Goldman Sachs
     6.420%, 07/17/00                  $ 3,000          $  2,991
     6.140%, 07/10/00                    5,000             4,992
     6.020%, 07/24/00                    2,000             1,992
     6.570%, 08/18/00                    5,000             4,956
   Merrill Lynch
     6.120%, 07/10/00                    3,000             2,995
     6.560%, 08/29/00                    7,200             7,123
     6.080%, 10/10/00                    5,000             4,915
                                                        --------
                                                          44,762
                                                        --------
DRUGS--3.1%
   American Home Products
     6.500%, 07/07/00                    5,000             4,995
   Amgen
     6.550%, 07/26/00                    6,750             6,719
                                                        --------
                                                          11,714
                                                        --------
ELECTRICAL SERVICES--1.0%
   Southern California Edison
     6.570%, 08/07/00                    4,000             3,973
                                                        --------
DIVERSIFIED FINANCIAL SERVICES--27.0%
   American Express Credit
     6.530%, 07/06/00                    5,000             4,995
   American General Finance
     6.770%, 07/07/00                    5,000             4,994
   American Honda Finance
     6.640%, 08/22/00                    5,000             4,952
     6.580%, 08/29/00                    5,000             4,946
     6.580%, 09/06/00                    5,000             4,939
   Ford Motor Credit
     6.810%, 07/05/00                    7,000             6,995
     6.540%, 07/06/00                    5,000             4,995
     6.540%, 07/07/00                    5,000             4,995
   General Electric
     6.600%, 12/19/00                   10,000             9,686
     6.620%, 01/03/01                    5,000             4,829
   General Motors Acceptance
     6.150%, 07/18/00                    5,000             4,985
   John Deere Capital
     6.540%, 07/20/00                   10,000             9,965
   National Rural Utilities
     6.130%, 07/18/00                    5,000             4,986
     6.100%, 07/18/00                   10,000             9,971
     6.620%, 12/15/00                    2,000             1,939
   Paccar Financial
     6.570%, 08/31/00                    1,200             1,187
   Toyota Motor Credit
     6.580%, 07/18/00                    7,326             7,303
   USAA Capital
     6.620%, 07/14/00                    7,000             6,983
                                                        --------
                                                         103,645
                                                        --------

--------------------------------------------------------------------------------
12

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--2.6%
   Archer Daniels Midland
     6.120%, 07/05/00                  $10,000        $  9,993
                                                      --------
LEASING & RENTING--2.1%
   International Lease Finance
     6.520%, 07/21/00                    8,000           7,971
                                                      --------
PETROLEUM & FUEL PRODUCTS--3.4%
   Colonial Pipeline
     5.850%, 07/12/00                    1,910           1,907
     5.980%, 07/31/00                    2,150           2,139
     6.590%, 08/25/00                    5,000           4,950
     6.100%, 10/11/00                    4,000           3,931
                                                      --------
                                                        12,927
                                                      --------
SPECIAL PURPOSE ENTITY--10.1%
   Cargill Global Funding
     6.900%, 07/05/00                   12,000          11,991
   Centric Capital
     6.570%, 07/14/00                    5,000           4,988
     6.690%, 07/20/00                   10,000           9,965
   Ciesco
     6.550%, 07/20/00                    2,075           2,068
     6.540%, 08/01/00                   10,000           9,944
                                                      --------
                                                        38,956
                                                      --------
TELEPHONES & TELECOMMUNICATION--7.5%
   Alltel
     6.600%, 07/06/00                    5,000           4,995
     6.550%, 07/12/00                    5,000           4,990
     6.560%, 08/04/00                    5,000           4,969
   AT&T
     6.700%, 07/11/00                    1,000             998
     6.530%, 07/10/00                    3,100           3,095
     6.670%, 07/10/00                    2,000           1,997
     6.600%, 11/30/00                    8,000           7,777
                                                      --------
                                                        28,821
                                                      --------
Total Commercial Paper
   (Cost $298,205)                                     298,205
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--13.3%
   Federal Home Loan Bank
     6.040%, 09/01/00                    1,350           1,350
     6.280%, 01/12/01                    5,000           5,000
     6.210%, 01/12/01                    2,750           2,750
     6.600%, 02/02/01                    2,250           2,250
     6.700%, 02/23/01                    3,000           3,000
     6.750%, 03/01/01                    5,000           5,000
     6.720%, 03/13/01                    3,300           3,300
     6.875%, 04/17/01                    5,000           5,000
     6.965%, 05/17/01                    3,000           3,000
     6.980%, 05/25/01                    3,000           3,000
     6.930%, 06/14/01                    1,000           1,000

--------------------------------------------------------------------------------
Description                          Par (000)     Value (000)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage, MTN
     7.125%, 07/13/01                  $ 4,250        $  4,250
     6.800%, 05/08/01                    5,000           5,000
   Federal National Mortgage
     Association, MTN
     6.320%, 02/02/01                    5,000           4,994
     5.900%, 12/01/00                    2,000           1,998
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $50,892)                                       50,892
                                                      --------
CORPORATE OBLIGATION--1.3%
   National City Bank, MTN
     6.720%, 03/21/01                    5,000           4,999
                                                      --------
Total Corporate Obligation
   (Cost $4,999)                                         4,999
                                                      --------
REPURCHASE AGREEMENTS--9.1%
   JP Morgan
     6.540%, dated 06/30/00, matures
     07/03/00, repurchase price
     $2,954,452 (collateralized by
     U.S. Treasury Obligation, total
     market value $3,012,457) (A)        2,953           2,953
   Lehman Brothers
     6.540%, dated 06/30/00, matures
     07/03/00, repurchase price
     $32,184,771 (collateralized by
     U.S. Treasury Obligation, total
     market value $32,811,452) (A)      32,167          32,167
                                                      --------
Total Repurchase Agreements
   (Cost $35,120)                                       35,120
                                                      --------
Total Investments--101.4%
   (Cost $389,216)                                     389,216
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(1.4%)               (5,338)
                                                      --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value) based
     on 383,881,932 outstanding shares
     of beneficial interest                            383,882
   Accumulated net realized loss on investments             (4)
                                                      --------
Total Net Assets--100.0%                              $383,878
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share                                       $1.00
                                                      ========

(A) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              13

STATEMENT OF NET ASSETS


INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
DESCRIPTION                   PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--50.6%
   U.S. Treasury Notes
     6.500%, 03/31/02                   $  500        $    500
     6.250%, 02/28/02                      500             498
     6.250%, 06/30/02                    2,000           1,993
     5.500%, 01/31/03                    1,250           1,224
     5.500%, 02/28/03                    1,000             979
     5.500%, 05/31/03                    1,500           1,466
     5.875%, 11/15/05                    1,000             983
     5.625%, 02/15/06                    1,750           1,697
     5.375%, 06/30/03                    1,000             974
                                                      --------
Total U.S. Treasury Obligations
   (Cost $10,534)                                       10,314
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--45.8%
   Federal Farm Credit Bank
     6.550%, 02/07/04                    1,000             984
   Federal Home Loan Bank
     8.000%, 02/23/07                    1,000             995
     7.250%, 11/19/09                    1,000             966
     7.025%, 02/17/05                    1,000             982
     6.530%, 06/09/09                    1,000             939
     6.220%, 06/15/05                    1,000             958
   Federal National Mortgage Association
     7.110%, 03/20/06                      125             122
     6.500%, 03/12/09                      800             751
     6.430%, 04/01/09                    1,000             935
     6.010%, 05/03/06                      750             706
   Freddie Mac MTN
     8.070%, 01/12/10                    1,000             995
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $9,704)                                         9,333
                                                      --------
CASH EQUIVALENTS--1.3%
   SEI Liquid Asset Trust --
     Government Portfolio              263,808             264
   SEI Liquid Asset Trust--
     Treasury Portfolio                  1,181               1
                                                      --------
Total Cash Equivalents
   (Cost $265)                                             265
                                                      --------
Total Investments--97.7%
   (Cost $20,503)                                       19,912
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--2.3%                    468
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                               PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 1,996,422 outstanding shares
     of beneficial interest                           $ 21,559
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 88,407 outstanding shares
     of beneficial interest                              1,154
   Accumulated net realized loss on
     investments                                        (1,742)
   Net unrealized depreciation on investments             (591)
                                                      --------
Total Net Assets--100.0%                              $ 20,380
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $9.78
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                            $9.77
                                                      ========
Maximum Public Offering Price Per Share --
   Class A ($9.77 / 96%)                                $10.18
                                                      ========

MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FIXED INCOME FUND

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--16.1%
   U.S. Treasury Notes
     6.500%, 02/15/10                  $ 9,250        $  9,550
     6.000%, 08/15/09                    5,000           4,959
     5.500%, 03/31/03                    5,000           4,888
     5.500%, 05/15/09                    5,000           4,781
     5.250%, 08/15/03                    7,000           6,788
                                                      --------
Total U.S. Treasury Obligations
   (Cost $31,272)                                       30,966
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--36.9%
   Federal Home Loan Bank
     7.500%, 03/14/05                    2,500           2,507
     7.200%, 10/30/12                    5,000           4,730
     7.125%, 02/15/05                    5,000           5,017
     6.250%, 11/06/02                    5,000           4,913
     5.785%, 03/17/03                    5,000           4,854
   Federal Home Loan Mortgage
     Corporation
     7.585%, 09/19/06                    1,000             989
     6.300%, 06/01/04                    3,000           2,906
   Federal National Mortgage Association
     6.990%, 07/09/07                    5,000           4,848
     6.375%, 06/15/09                    4,982           4,721
     5.750%, 02/15/08                    5,000           4,596
   Federal National Mortgage
     Association, MTN
     6.810%, 12/18/07                    5,000           4,769
     6.760%, 07/16/07                    5,000           4,813

--------------------------------------------------------------------------------
14

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
     6.620%, 12/28/07                  $ 4,000        $  3,793
     6.580%, 06/24/04                    3,250           3,178
     6.560%, 12/10/07                    5,000           4,740
     6.290%, 04/23/08                    5,000           4,683
     6.240%, 01/14/08                    5,000           4,676
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $73,719)                                       70,733
                                                      --------
U.S. GOVERNMENT MORTGAGED-BACKED OBLIGATIONS--1.1%
 Federal Home Loan Mortgage
    10.250%, 11/01/10                       11              12
    10.000%, 02/01/09                       31              33
    10.000%, 04/01/10                       17              19
    10.000%, 05/01/11                       51              55
    10.000%, 12/01/13                       18              19
     9.750%, 11/01/10                       48              50
     9.500%, 03/01/11                        9              10
     9.500%, 04/01/11                       44              46
     9.500%, 07/01/06                        3               3
     9.500%, 08/01/09                       22              23
     9.500%, 09/01/10                       16              17
     9.500%, 09/01/10                       42              44
     9.500%, 09/01/16                       11              11
     9.500%, 10/01/04                       28              30
     9.500%, 11/01/16                       25              26
     9.250%, 05/01/09                      222             231
     9.250%, 08/01/15                       93              96
     9.000%, 08/01/08                       32              33
     9.000%, 10/01/15                       39              40
     9.000%, 10/01/16                       20              20
     9.000%, 10/01/19                      108             112
     8.750%, 07/01/15                       14              15
     8.750%, 09/01/09                       25              25
     8.750%, 09/01/10                       45              46
     8.500%, 07/01/17                       14              14
     8.000%, 06/01/07                       87              88
   Federal Home Loan Mortgage, CMO
     6.500%, 04/15/16                      173             172
   Federal National Mortgage Association
     9.000%, 03/01/09                       29              30
     8.500%, 08/01/17                       32              33
     8.000%, 03/01/07                       82              83
     7.000%, 04/01/07                       81              78
   Federal National Mortgage
     Association, CMO
     8.000%, 01/25/19                       62              63
     6.950%, 05/25/06                      309             308
   Government National Mortgage
     Association
     9.500%, 10/15/20                       37              38
     9.000%, 03/15/08                       20              20
     9.000%, 11/15/08                       71              73
                                                      --------
Total U.S. Government Mortgaged-
   Backed Obligations
   (Cost $1,987)                                         2,016
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS--28.2%
AGRICULTURAL-BIOTECH--1.4%
   Pioneer Hi-Bred International
     5.750%, 01/15/09                  $ 3,000        $  2,722
                                                      --------
BREWERY--0.5%
   Anheuser-Busch
     6.750%, 06/01/05                    1,000             976
                                                      --------
CHEMICALS--0.5%
   E.I. DuPont de Nemours
     6.750%, 10/15/02                    1,000             994
                                                      --------
COMPUTERS--2.5%
   Hewlett-Packard
     7.150%, 06/15/05                    1,000           1,004
   IBM, MTN
     5.100%, 11/10/03                    4,000           3,765
                                                      --------
                                                         4,769
                                                      --------
COSMETICS & TOILETRIES--1.8%
   Colgate-Palmolive, Ser D, MTN
     7.950%, 06/01/10                    3,300           3,438
                                                      --------
DRUGS--3.2%
   American Home Products
     6.500%, 10/15/02                    2,250           2,228
   Eli Lilly
     6.250%, 03/15/03                    2,000           1,968
   SmithKline Beecham, Ser A, MTN
     6.625%, 10/01/05                    2,000           1,943
                                                      --------
                                                         6,139
                                                      --------
FINANCIAL SERVICES--10.5%
   Bear Stearns
     6.150%, 03/02/04                    3,000           2,843
   Ford Motor Credit Global Bond
     5.125%, 10/15/01                    3,000           2,921
     6.700%, 07/16/04                    5,000           4,825
   General Electric Capital, Ser A, MTN
     5.280%, 01/08/02                    4,000           3,895
   GMAC
     5.750%, 11/10/03                    3,000           2,846
   Lehman Brothers Holdings
     6.625%, 04/01/04                    2,000           1,910
   Toyota Motor Credit
     5.625%, 11/13/03                    1,000             956
                                                      --------
                                                        20,196
                                                      --------
MULTIMEDIA--1.2%
   Walt Disney, MTN
     5.125%, 12/15/03                    2,500           2,344
                                                      --------
RETAIL--3.6%
   Sears Roebuck, Ser 2, MTN
     6.690%, 04/30/01                    3,000           2,981

--------------------------------------------------------------------------------
                                                                              15

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Wal-Mart Stores
     6.550%, 08/10/04                  $ 4,000        $  3,945
                                                      --------
                                                         6,926
                                                      --------
TELEPHONES--1.6%
   New England Telephone & Telegraph
     7.650%, 06/15/07                    3,000           3,007
                                                      --------
TOYS--1.4%
   Mattel, Ser B, MTN
     7.140%, 03/11/08                    3,000           2,674
                                                      --------
Total Corporate Bonds
   (Cost $56,115)                                       54,185
                                                      --------
ASSET-BACKED SECURITIES--1.8%
CREDIT CARDS--1.3%
   Discover Card Master Trust I,
     Ser 1993-3, Cl A
     6.200%, 05/16/06                    1,000             968
                                                      --------
MORTGAGE RELATED--0.5%
   EAB Lease Receivables Trust,
     Ser 1998-1, Cl A3 (A)
     5.660%, 09/15/02                    2,441           2,400
                                                      --------
Asset-Backed Securities
   (Cost $3,421)                                         3,368
                                                      --------
TAXABLE MUNICIPAL BONDS--13.5%
   Alabama State, Multi-Family
     Housing Finance Authority,
     Willow Project, Ser H, RB (A)
     7.625%, 08/01/10                      725             745
   Arkansas State, Development
     Finance Authority, RB, GNMA
     9.750%, 11/15/05                      472             492
   Baltimore, Maryland, City Parking
     Project, Ser B, RB, FGIC
     Callable 07/01/02 @ 102
     7.950%, 07/01/03                      510             519
   Buffalo, New York, Pens System
     Project, Ser D, GO, FGIC
     8.500%, 08/15/03                      360             372
   Camden County, New Jersey,
     Improvement Authority, Ser A, RB,
     Callable 07/01/03 @ 100.5
     7.200%, 01/01/04                    2,200           2,178
   Collier County, Florida, Water &
     Sewer Authority,
     Ser A, RB, FGIC
     Callable 12/01/03 @ 102
     6.300%, 07/01/04                      450             433
     6.750%, 07/01/08                      790             752

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Fort Myers, Florida, Improvement
     Authority, Ser B, RB, AMBAC
     Callable 12/01/02 @ 102
     8.450%, 12/01/03                   $  645        $    667
   Gillette, Wyoming, FMHA
     Community Program, SOB, FMHA
     Insured, ETM
     Callable 01/01/02 @ 100
     10.250%, 01/01/11                   1,095           1,137
   Houston, Texas, Airport Systems
     Authority, RB, FGIC
     6.100%, 07/01/01                    1,260           1,248
   Metropolitan Washington D.C. &
     Virginia Airport Authority,
     Ser B, RB, MBIA
     Callable 10/01/03 @ 102
     6.900%, 10/01/08                    1,980           1,901
   Michigan State, Higher Education
     Student Loan Authority,
     Ser XV-C, RB
     7.250%, 09/01/02                      775             771
   Minneapolis & St. Paul, Minnesota,
     Metropolitan Airports Authority,
     Ser 9, GO Callable 01/01/02 @ 104.50
     8.600%, 01/01/10                      900             950
   Monrovia, California, Central
     Redevelopment Project,
     TA, AMBAC, ETM
     8.100%, 05/01/01                      650             655
   New Hampshire State,
     Business Finance Authority,
     Ser A, RB Callable 11/01/02 @ 102
     8.600%, 11/01/12                    2,165           2,265
   New Hampshire State,
     Pease Development Authority,
     GO Pre-Refunded @ 102 (B)
     7.050%, 07/01/03                      410             414
   New Jersey State, COP
     8.000%, 12/15/02                      800             801
   New Jersey State, Economic
     Development Authority,
      Economic Recovery Project,
     Ser B, RB Callable 09/15/02 @ 102
     7.800%, 03/15/07                    1,645           1,666
   Oklahoma City, Oklahoma Airport
     Trust, Junior Lien, 21st Series,
     RB, MBIA Callable 07/01/04 @ 100
     6.750%, 07/01/05                    1,010             981
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, 17th Series,
     RB Callable 10/01/02 @ 100
     8.300%, 10/01/12                    2,015           2,050

--------------------------------------------------------------------------------
16

                                                                  [logo omitted]

                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Oklahoma State, Single-Family
     Housing Finance Authority,
     Homeownership Loan Project,
     RB, MBIA
     Callable 09/01/04 @ 102
     8.700%, 09/01/13                   $  285        $    290
   Palm Beach County, Florida,
     Airport Systems Authority,
     RB, MBIA Callable 08/07/00 @ 102
     9.500%, 10/01/10                    1,100           1,116
   Raleigh, North Carolina State
     University, Centennial Campus
     Project, RB, MBIA
     Callable 12/15/02 @ 102
     7.700%, 12/15/07                    1,175           1,182
   Secaucus, New Jersey, Municipal
     Utilities Authority, Ser B, RB
     Callable 12/01/04 @ 102
     8.500%, 12/01/06                      600             627
   Vero Beach, Florida, Water & Sewer
     Authority, Ser A, RB, FGIC
     Callable 12/01/03 @ 102
     6.400%, 12/01/08                    1,885           1,751
                                                      --------
Total Taxable Municipal Bonds
   (Cost $26,290)                                       25,963
                                                      --------
CASH EQUIVALENTS--1.3%
   SEI Liquid Asset Trust --
     Government Portfolio            2,434,728           2,435
   SEI Liquid Asset Trust--
     Treasury Portfolio                 18,308              18
                                                      --------
Total Cash Equivalents
   (Cost $2,453)                                         2,453
                                                      --------
Total Investments--98.9%
   (Cost $195,257)                                     189,684
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.1%                  2,208
                                                      --------
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 18,607,000 outstanding shares
     of beneficial interest                            190,577
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 304,636 outstanding shares
     of beneficial interest                              3,692
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 595,434 outstanding shares
     of beneficial interest                              6,436

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Accumulated net realized loss on investments       $ (3,240)
   Net unrealized depreciation on investments           (5,573)
                                                      --------
Total Net Assets--100.0%                              $191,892
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $9.84
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                            $9.83
                                                      ========
Maximum Public Offering Price
   Per Share -- Class A ($9.83 / 95.75%)                $10.27
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                        $9.86
                                                      ========

(1)  CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2000.
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
MTN -- MEDIUM TERM NOTE
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SOB -- SPECIAL OBLIGATION BOND
TA -- TAX ALLOCATION
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PENNSYLVANIA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------
MUNICIPAL BONDS--91.0%
PENNSYLVANIA--91.0%
   Allegheny County, Hospital
     Development Authority,
     Catholic Health East Project,
     Ser A RB, AMBAC
     4.875%, 11/15/18                   $  500        $    441
   Allegheny County, Pittsburgh
     International Airport Project,
     Ser B, RB, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/17                      750             699

--------------------------------------------------------------------------------
                                                                              17

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Port Authority,
     RB, MBIA Callable 03/01/09 @101
     6.375%, 03/01/15                   $  250        $    267
   Allegheny County, Ser C49,
     GO, MBIA
     5.000%, 04/01/08                      500             499
   Beaver County, GO, MBIA
     Callable 10/01/07 @ 100
     5.150%, 10/01/17                    1,000             947
   Bucks County, Saint Mary Hospital
     Authority, Catholic Health Initiatives
     Project, Ser A, RB
     5.000%, 12/01/28                    1,000             830
   Chester County, GO
     Callable 06/15/08 @ 100
     5.000%, 06/15/15                      500             469
   Chester County, Health & Education
     Facilities Authority, Jefferson Health
     Systems, Ser B, RB
     Callable 05/15/08 @ 101
     5.375%, 05/15/27                      500             424
   Chester County, Health & Education
     Facilities Authority, Main Line
     Health Systems, Ser A, RB
     Callable 05/15/04 @ 102
     5.400%, 05/15/09                      500             489
   Delaware County, GO
     Callable 10/01/09 @ 100
     5.125%, 10/01/16                      500             471
   Erie-Penn, Sewer Authority,
     Ser A, RB, AMBAC
     Callable 06/01/08 @ 100
     5.000%, 06/01/18                      450             416
   Harrisburg, Pennsylvania Authority,
     Pooled Board Program,
     Ser II, RB, MBIA
     Callable 09/15/07 @ 100
     5.600%, 09/15/11                      575             587
   Hazelton, Area School District,
     Ser B, GO, FGIC
     Callable 03/01/08 @ 100
     5.000%, 03/01/17                    1,000             933
   Lancaster County, Ser A, GO, FGIC
     5.100%, 05/01/04                      500             506
   Montgomery County, Higher
     Education Authority, Abington
     Memorial Hospital Project,
     Ser A, RB, AMBAC
     Callable 06/01/08 @ 101
     4.875%, 06/01/18                      500             443

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Kensington Arnold,
     Pennsylvania School District,
     Ser A, GO, MBIA
     3.500%, 05/15/01                   $  325        $    321
   Northampton County, GO
     Callable 08/15/09 @ 100
     5.000%, 08/15/16                    1,000             926
   Pennsylvania State, GO, AMBAC
     Callable 03/15/07 @ 101.50
     5.125%, 09/15/07                      500             506
   Pennsylvania State, Higher Education
      Facilities Authority, College of
     Pharmacy & Science Project,
     RB, MBIA Callable 05/01/06 @ 100
     5.000%, 11/01/07                      500             501
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel University
     Project, RB, MBIA
     Callable 05/01/08 @ 100
     4.500%, 05/01/13                    1,000             899
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Services
     Project, Ser A, RB
     6.000%, 01/01/06                    1,000             978
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Trustees Project,
     RB Callable 07/15/08 @ 100
     4.500%, 07/15/21                    1,400           1,153
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Trustees Project,
     RB Callable 07/15/08 @ 100
     4.500%, 07/15/18                    1,000             851
   Pennsylvania State, Intergovernmental
     Coop Authority, Philadelphia
     Funding Program, ST, FGIC
     Callable 06/15/09 @ 100
     5.000%, 06/15/18                      200             183
     4.750%, 06/15/19                      500             436
   Pennsylvania State, Second Series,
     GO Callable 10/15/07 @ 101.50
     5.000%, 10/15/15                    1,250           1,192
     5.000%, 10/15/16                    1,400           1,302
   Pennsylvania State, Ser A, COP,
     AMBAC Callable 07/01/03 @ 102
     5.000%, 07/01/15                    1,000             940

--------------------------------------------------------------------------------
18

                                                                  [logo omitted]

                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Penn-Trafford, School District,
     GO, AMBAC
     Callable 05/01/08 @ 100
     4.800%, 05/01/15                   $1,000        $    913
   Philadelphia, Authority for Industrial
     Development, Educational
     Commission Foreign Medical
     Graduates Project, RB, MBIA
     4.900%, 06/01/12                      700             673
   Philadelphia, Authority for Industrial
     Development, RB
     Callable 07/01/03 @ 102
     5.250%, 07/01/17                    1,250           1,161
   Philadelphia, Hospitals & Higher
     Education Facilities Authority,
     Jefferson Health System, Ser A, RB
     Callable 05/15/09 @ 101
     5.000%, 05/15/18                      450             376
   Philadelphia, Pennsylvania Gas Works,
     Unprerefunded Credit Support,
     RB Callable 07/01/03 @ 102
     6.375%, 07/01/26                    1,000           1,034
   Philadelphia, Water & Wastewater
     Credit Support, RB, MBIA
     5.625%, 06/15/09                    1,000           1,040
   Philadelphia, Water & Wastewater,
     RB, FSA Callable 06/15/03 @ 100
     5.000%, 06/15/16                    1,000             940
   Pittsburgh & Allegheny Counties,
     Hotel Room Project, RB, AMBAC
     Callable 08/01/09 @ 101
     5.250%, 02/01/12                      500             498
   Upper Merion, Pennsylvania Area
     School District, GO
     Callable 07/15/08 @ 100
     5.000%, 07/15/15                      500             474
                                                      --------
                                                        25,718
                                                      --------
Total Municipal Bonds
   (Cost $27,079)                                       25,718
                                                      --------
TREASURY BILL--7.8%
   U.S. Treasury Bill (A)
     5.366%, 07/20/00                    2,200           2,194
                                                      --------
Total Treasury Bill
   (Cost $2,194)                                         2,194
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.3%
   Federated Pennsylvania Municipal
     Cash Trust                          96,139       $     96
                                                      --------
Total Cash Equivalent
   (Cost $96)                                               96
                                                      --------
TOTAL INVESTMENTS--99.1%
   (Cost $29,369)                                       28,008
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.9%                    264
                                                      --------
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 3,015,832 outstanding shares
     of beneficial interest                             30,676
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 37,068 outstanding shares
     of beneficial interest                                379
   Accumulated net realized loss on
     investments                                        (1,422)
   Net unrealized depreciation on investments           (1,361)
                                                      --------
Total Net Assets--100.0%                              $ 28,272
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $9.26
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                            $9.23
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A ($9.23 / 97%)              $9.52
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES
ST -- SPECIAL TAX
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              19

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.0%
NEW JERSEY--87.4%
   Atlantic County, GO, MBIA
     Callable 12/01/02 @ 102
     5.400%, 12/01/05                   $  400        $    410
   Atlantic County, Improvement
     Authority, Convention Center Project,
     RB, MBIA, ETM
     7.375%, 07/01/10                      400             451
   Bayonne, GO, AMBAC
     6.200%, 07/15/01                      300             306
   Bayonne, GO, FGIC
     Callable 05/01/03 @ 102
     5.900%, 05/01/05                      150             157
   Bayonne, Municipal Utilities Authority,
     Water Systems, RB, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/12                      500             489
   Bergen County, General Improvement
     Project, GO
     5.250%, 08/15/00                      300             300
     5.125%, 06/15/05                      220             224
   Bergen County, Utilities Authority,
     Ser A, RB, FGIC
     6.100%, 06/15/04                      500             523
   Bergen County, Utilities Authority,
     Water Systems, Ser A, RB, FGIC
     Callable 12/15/07 @ 101
     4.750%, 12/15/15                      900             821
   Burlington County, GO
     Callable 10/01/02 @ 101
     5.200%, 10/01/07                      700             707
   Burlington County, Special Services
     School, GO Callable 07/15/04 @ 101
     4.850%, 07/15/13                      500             467
   Camden County, GO, MBIA
     Callable 06/01/02 @ 100
     5.600%, 06/01/03                      200             203
   Camden County, Healthcare
     Improvement Authority, Catholic
     Health East Project,
     Ser B, RB, AMBAC
     Callable 05/15/08 @ 102
     5.000%, 11/15/18                      500             453
   Camden County, Ser A, GO, FGIC
     5.000%, 02/01/04                      200             202
   Cape May County, Municipal Utilities
     Authority, RB, AMBAC
     5.000%, 08/01/03                      800             806

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Casino Reinvestment Development
     Authority, Ser A, RB, FSA
     5.000%, 10/01/04                   $1,000        $  1,009
   Casino Reinvestment Development
     Authority, Ser A, RB, FSA
     Callable 10/01/07 @ 100
     5.250%, 10/01/09                    1,000           1,014
     5.250%, 10/01/13                      500             496
   Cherry Hill Township, Ser A, GO,
     FGIC Callable 07/15/09 @ 100
     5.250%, 07/15/19                      500             475
   Cherry Hill Township, Ser B, GO
     5.250%, 07/15/11                      500             505
   Clinton Township, New Jersey Board of
     Education, GO
     7.350%, 08/01/01                      300             309
   Dover Township, GO, AMBAC
     Callable 10/15/02 @ 102
     6.000%, 10/15/03                      200             208
   Edison Township, GO
     5.400%, 06/01/02                      250             253
   Edison Township, GO, AMBAC
     4.500%, 01/01/02                      500             499
   Edison Township, GO, AMBAC
     Callable 01/01/04 @ 102
     4.800%, 01/01/05                      300             300
   Elizabeth, New Jersey Board of
     Education, GO, MBIA
     7.000%, 03/15/04                      250             268
   Essex County, GO, MBIA
     4.750%, 07/15/07                      200             198
   Essex County, Improvement Authority,
     Property & Equipment Leasing Project,
     RB Callable 12/01/02 @ 102
     5.850%, 12/01/03                      300             307
   Essex County, Improvement Authority,
     RB, AMBAC
     4.875%, 12/01/02                      300             302
   Essex County, Improvement Lease
     Authority, County Correctional
     Facility Project, RB, FGIC
     Callable 10/01/10 @ 100
     5.250%, 10/01/11                      500             504
   Essex County, Improvement Lease
     Authority, County Jail & Youth
     Housing Project, RB, AMBAC
     Callable 12/01/04 @ 102
     6.500%, 12/01/06                      345             373
   Essex County, Improvement Lease
     Authority, County Jail & Youth
     Housing Project, RB, AMBAC
     Callable 12/01/06 @ 102
     5.000%, 12/01/08                      250             250

--------------------------------------------------------------------------------
20

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Essex County, Utilities Authority,
     Ser A, RB, FSA, ETM
     5.000%, 04/01/04                    $ 250        $    252
   Evesham Township, Board of Education,
     GO, FGIC Callable 03/01/2009 @
     100 Callable 03/01/09 @ 100
     4.600%, 03/01/19                    1,000             861
   Evesham Township, General
     Improvement Project, Ser A, GO,
     FGIC Callable 09/15/06 @ 101
     5.000%, 09/15/12                      500             491
   Fort Lee, GO
     4.850%, 02/01/02                      150             151
   Franklin Township, Refunding
     Improvement Project, GO
     Callable 11/01/02 @ 102
     5.600%, 11/01/05                      400             412
   Gloucester County, GO
     5.000%, 09/01/03                      500             503
   Gloucester County, Improvement
     Authority, Landfill Project,
     Ser A, RB Callable 09/01/02 @ 100
     6.000%, 09/01/06                      300             307
   Greenwich Township, Board of
     Education, GO, FSA
     Callable 01/15/08 @ 100
     5.000%, 01/15/13                      500             486
     5.000%, 01/15/14                      800             773
   Hackensack, GO
     Callable 03/15/08 @ 102
     4.900%, 03/15/09                      500             495
   Hackensack, GO
     Pre-Refunded @ 102 (A)
     6.100%, 06/01/05                      250             258
     6.100%, 06/01/07                      250             258
   Hackensack, Meadowlands Development
     Authority, RB
     7.125%, 06/01/02                      265             270
   Hackettstown, Municipal Utilities
     Authority, Ser F, RB, FGIC
     Callable 10/01/03 @ 102
     5.050%, 10/01/04                      500             504
   Hudson County, Utilities Authority,
     RB Pre-Refunded @ 100 (A)
     11.875%, 07/01/06                     285             316
   Jersey City, GO
     Callable 02/15/02 @ 102
     6.500%, 02/15/03                      370             386
   Jersey City, GO, MBIA
     Callable 03/15/07 @ 102
     5.500%, 03/15/14                      500             505
   Kearny, GO, FGIC

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
     4.300%, 02/15/01                   $  500        $    500
     5.250%, 02/15/08                      600             613
   Long Branch, Sewer Authority,
     RB, FGIC
     4.900%, 06/01/02                      300             301
   Long Branch, Sewer Authority, RB,
     FGIC Callable 06/01/03 @ 102
     5.200%, 06/01/05                      500             507
     5.250%, 06/01/06                      200             203
   Mercer County, Improvement
     Authority, Ewing Board of
     Education Lease Project, RB, MBIA
     Pre-Refunded @ 102 (A)
     6.300%, 05/15/07                      250             262
   Mercer County, Improvement
     Authority, Hamilton Board of
     Education Project, RB, MBIA
     5.500%, 06/01/01                      200             202
   Mercer County, Improvement
     Authority, Hamilton Board of
     Education Project, RB, MBIA
     Callable 06/01/01 @ 102
     6.000%, 06/01/04                      250             257
   Mercer County, Improvement
     Authority, Hamilton Board of
     Education Project, RB, MBIA
     Callable 12/15/03 @ 102
     4.900%, 12/15/05                      150             150
   Middlesex County, GO
     5.000%, 10/01/05                      500             506
     5.000%, 10/01/09                      500             501
   Middlesex County, GO
     Pre-Refunded @ 102 (A)
     5.800%, 10/01/10                      500             521
   Middlesex County, Utilities Authority,
     Ser A, RB, FGIC
     Callable 12/01/07 @ 101
     5.000%, 12/01/12                      400             391
   Middletown Township, Sewer
     Authority, Ser A, RB, FGIC
     Callable 01/01/03 @ 101
     4.900%, 01/01/05                      800             801
   Monmouth County, Improvement
     Authority, RB, FSA
     Callable 07/15/06 @ 102
     5.450%, 07/15/13                      850             858
   Monmouth County, Improvement
     Authority, RB, MBIA
     Callable 12/01/07 @ 101
     5.000%, 12/01/08                      250             250
     5.125%, 12/01/16                      500             478
   Moorestown Township, GO, AMBAC

--------------------------------------------------------------------------------
                                                                              21

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Pre-Refunded @ 102 (A)
     6.000%, 09/01/07                   $  300        $    312
   Morristown, GO, FSA
     5.500%, 08/01/01                      100             101
   Mount Laurel Township, Board of
     Education, GO
     4.650%, 08/01/05                      500             496
   New Brunswick, GO, MBIA
     Callable 09/15/06 @ 101
     4.700%, 09/15/09                      500             489
   New Brunswick, Housing Authority,
     RB, FGIC Callable 01/01/09 @ 101
     4.750%, 07/01/18                      500             442
   New Brunswick, Parking Authority,
     RB, FGIC Callable 01/01/06 @ 102
     5.000%, 01/01/20                      500             452
   New Jersey State, Building Authority,
     RB Callable 06/15/03 @ 102
     4.700%, 06/15/06                      250             248
   New Jersey State, Building Authority,
     RB Callable 06/15/07 @ 102
     5.000%, 06/15/10                      600             597
     4.750%, 06/15/17                      500             451
   New Jersey State, Building Authority,
     RB, MBIA Callable 06/15/07 @ 102
     5.000%, 06/15/18                    1,000             924
   New Jersey State, Economic
     Development Authority, International
     Center for Public Health Project,
     RB, AMBAC
     5.500%, 06/01/09                      315             325
   New Jersey State, Educational Facilities
     Authority, Drew University Project,
     Ser B, RB, ETM
     5.750%, 07/01/02                      360             368
   New Jersey State, Educational Facilities
     Authority, Glassboro State College
     Project, RB Callable 07/31/00 @ 100
     6.750%, 07/01/09                      300             300
   New Jersey State, Educational Facilities
     Authority, Higher Education Facilities
     Trust Fund, Ser A, RB, AMBAC
     Callable 09/01/05 @ 102
     5.125%, 09/01/06                      300             303
   New Jersey State, Educational Facilities
     Authority, Medicine & Dentistry
     Project, Ser B, RB, AMBAC
     Callable 12/01/05 @ 101
     5.000%, 12/01/07                      250             250

--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Educational Facilities
     Authority, Montclair State University
     Project, Ser C, RB, AMBAC
     Callable 07/01/06 @ 101
     5.375%, 07/01/08                   $1,285        $  1,319
   New Jersey State, Educational
     Facilities Authority, Princeton
     Theological Project, Ser A, RB
     Callable 07/01/07 @ 101
     4.700%, 07/01/10                      500             486
   New Jersey State, Educational Facilities
     Authority, Richard Stockton State
     College Project, Ser B, RB, AMBAC
     Callable 07/01/02 @ 102
     6.200%, 07/01/04                      300             313
   New Jersey State, Educational Facilities
     Authority, Rowan College Project,
     Ser C, RB, MBIA
     5.050%, 07/01/03                      300             303
   New Jersey State, Educational Facilities
     Authority, Rowan College Project,
     Ser C, RB, MBIA
     Callable 07/01/03 @ 102
     5.250%, 07/01/05                      300             305
   New Jersey State, Educational Facilities
     Authority, Stevens Institutional
     Technology Project, Ser I, RB
     Callable 07/01/08 @ 101
     5.000%, 07/01/28                      250             214
   New Jersey State, Environmental
     Infrastructure, Wastewater Treatment
     Project, RB Callable 09/01/07 @ 101
     5.000%, 09/01/10                    1,000             995
     5.000%, 09/01/14                    1,000             971
   New Jersey State, Equipment,
     Ser A, COP
     6.000%, 10/01/00                      300             301
   New Jersey State, GO
     Callable 03/01/08 @ 100
     4.750%, 03/01/17                    1,000             904
   New Jersey State, GO
     Pre-Refunded @ 100.25 (A)
     7.000%, 04/01/02                      250             255
     6.400%, 09/15/02                      250             256
   New Jersey State, Highway Authority,
     Garden State Parkway, RB, ETM
     Callable 07/31/00 @ 100
     6.000%, 01/01/19                    1,000           1,049
   New Jersey State, Housing & Mortgage
     Finance Authority, Home Buyer
     Project, Ser N, RB, MBIA
     Callable 10/01/05 @ 101.50
     5.200%, 04/01/06                      500             504

--------------------------------------------------------------------------------
22

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Housing & Mortgage
     Finance Authority, Presidential Plaza
     Project, RB, FHA
     Callable 11/01/01 @ 102
     6.300%, 05/01/02                   $  400        $    408
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser A, RB
     6.400%, 05/01/02                      520             532
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser A, RB, AMBAC
     Callable 05/01/05 @ 102
     5.300%, 05/01/06                      325             329
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser One, RB
     6.000%, 11/01/02                      475             480
   New Jersey State, Ser A, COP, AMBAC
     Callable 06/15/07 @ 100
     5.000%, 06/15/13                    1,000             956
     5.000%, 06/15/14                      500             473
   New Jersey State, Ser D, GO
     5.300%, 02/15/02                      850             860
     5.400%, 02/15/03                      300             306
   New Jersey State, Ser E, GO
     5.000%, 07/15/04                      100             101
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB, FSA, ETM
     5.300%, 12/15/01                      200             202
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB
     5.750%, 06/15/15                    1,000           1,040
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB, AMBAC, ETM
     5.200%, 12/15/00                      200             201
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FSA
     Callable 06/15/08 @ 100
     5.000%, 06/15/18                    1,000             919
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FSA
     Callable 06/15/09 @ 100
     4.500%, 06/15/19                    1,000             850

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, MBIA
     4.500%, 12/15/02                   $  450        $    449
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB, MBIA
     Callable 06/15/05 @ 102
     5.500%, 06/15/11                      750             768
     5.000%, 06/15/15                      500             472
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser B, RB, MBIA
     Callable 06/15/05 @ 102
     5.200%, 06/15/06                    1,850           1,880
   New Jersey State, Turnpike Authority,
     RB, ETM
     10.375%, 01/01/03                     320             345
   New Jersey State, Turnpike Authority,
     Ser A, RB
     6.400%, 01/01/02                      300             307
   New Jersey State, Turnpike Authority,
     Ser A, RB Callable 01/01/02 @ 102
     5.900%, 01/01/04                      340             351
   New Jersey State, Turnpike Authority,
     Ser A, RB Pre-Refunded @ 102 (A)
     5.900%, 01/01/04                      160             166
   New Jersey State, Turnpike Authority,
     Ser C, RB, AMBAC
     Pre-Refunded @ 101.50 (A)
     6.400%, 01/01/07                      620             635
   New Jersey, Economic Development
     Authority, Public Schools
     Small Loan Project, RB
     Callable 08/15/03 @ 102
     4.900%, 08/15/04                      200             201
   New Jersey, Economic Development
     Authority, Bergen County
     Administration Complex Project,
     RB, MBIA
     Callable 11/15/08 @ 101
     4.550%, 11/15/10                    1,000             945
   New Jersey, Economic Development
     Authority, First Mortgage Franciscan
     Oaks Project, RB
     Callable 04/01/03 @ 100
     5.600%, 10/01/12                      500             431
   New Jersey, Economic Development
     Authority, First Mortgage
     Franciscan Oaks Project,
     RB Callable 04/01/08 @ 101
     5.700%, 10/01/17                    1,000             826

--------------------------------------------------------------------------------
                                                                              23

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Hillcrest Health Service
     Systems Project RB, AMBAC
     5.000%, 01/01/07                   $  300        $    299
   New Jersey, Economic Development
     Authority, Saint Barnabas Project,
     Ser A, RB, MBIA
     4.875%, 07/01/05                      500             499
   New Jersey, Economic Development
     Authority, Ser A, RB, MBIA
     5.125%, 07/01/00                      300             300
   New Jersey, Economic Development
     Authority, Unrefunded Health
     Village-96 Project, RB
     Callable 05/01/06 @ 101 (B)
     6.000%, 05/01/09                      175             180
   New Jersey, Environmental
     Infrastructure, Wastewater Treatment
     Project, RB Callable 09/01/07 @ 101
     5.000%, 09/01/17                      400             375
   New Jersey, Environmental
     Infrastructure, Wastewater Treatment
     Project, Ser D, RB
     Callable 05/01/08 @ 102
     5.000%, 05/01/11                      500             493
   New Jersey, Environmental
     Infrastructure, Wastewater Treatment
     Project, Ser G, RB, FGIC
     Callable 04/01/08 @ 102
     5.000%, 04/01/11                      450             444
   New Jersey, Health Care Facilities
     Authority, Atlantic City Medical
     Center Project, Ser C, RB
     Callable 07/01/02 @ 102
     6.550%, 07/01/03                      300             308
   New Jersey, Health Care Facilities
     Authority, Hackensack Medical
     Center Project, RB, FGIC, ETM
     6.000%, 07/01/00                      300             300
   New Jersey, Health Care Facilities
     Authority, Hackensack University
     Medical Center Project, RB
     Callable 01/01/10 @ 101
     5.700%, 01/01/11                      500             505
     5.875%, 01/01/15                      500             494
   New Jersey, Health Care Facilities
     Authority, Hackensack University
     Medical Center Project, Ser A, RB,
     MBIA Callable 01/01/08 @ 101
     5.000%, 01/01/18                      500             454

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
   New Jersey, Health Care Facilities
     Authority, Kennedy Health Systems
     Project, Ser A, RB, MBIA
     Callable 07/01/07 @ 101
     5.200%, 07/01/18                   $  500        $    471
   New Jersey, Health Care Facilities
     Authority, Mountainside Hospital
     Project, RB, MBIA
     5.100%, 07/01/03                      500             504
   New Jersey, Health Care Facilities
     Authority, Somerset Medical Center
     Project, Ser A, RB, FGIC
     Callable 07/01/04 @ 102
     4.600%, 07/01/05                      250             246
   New Jersey, Health Care Facilities
     Authority, Underwood Memorial
     Hospital Project, Ser B, RB, AMBAC
     5.000%, 07/01/02                      300             302
   New Jersey, Health Care Facilities
     Financing Authority, RB, FHA
     Callable 02/01/01 @ 102
     6.800%, 08/01/19                    1,000           1,032
   New Jersey, Health Care Facilities
     Financing Authority, RB, FHA
     Pre-Refunded @ 100 (A)
     6.800%, 08/01/19                      425             439
   New Jersey, Sports & Exposition
     Authority, Ser A, RB
     Callable 09/01/03 @ 101
     5.000%, 09/01/06                      200             201
   New Jersey, Sports & Exposition
     Authority, Ser A, RB, MBIA
     5.600%, 07/01/01                      175             177
   New Jersey, Sports & Exposition
     Authority, State Guaranteed,
     RB, ETM Callable 07/31/00 @ 100
     8.300%, 01/01/03                      380             410
   New Jersey, Sports & Exposition
     Authority, Ser A, RB, MBIA
     Pre-Refunded @ 102 (A)
     5.900%, 07/01/03                      300             313
   New Jersey, Wastewater Treatment,
     Ser A, RB
     5.000%, 09/01/06                      450             453
   New Jersey, Wastewater Treatment,
     Ser A, RB Pre-Refunded @ 102 (A)
     6.000%, 07/01/10                      955             988
   New York & New Jersey Port Authority,
     Ser 71, RB Callable 01/15/01 @ 101
     6.800%, 07/15/08                      250             255
   Newark, Board of Education,
     GO, MBIA Callable 12/15/04 @ 102
     5.875%, 12/15/11                      370             385

--------------------------------------------------------------------------------
24

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   North Bergen Township, GO, MBIA
     4.400%, 08/01/01                   $  500          $  500
   North Bergen Township, Municipal
     Utilities Authority, RB, FGIC
     4.800%, 12/15/03                      300             301
   North Brunswick Township, Board of
     Education, GO, FGIC
     Callable 02/01/07 @ 101
     5.000%, 02/01/10                      750             746
   North Brunswick Township,
     GO, FGIC Callable 05/15/07 @ 101
     5.000%, 05/15/12                    1,000             981
   North Jersey District, Water Supply,
     Wanaque North Project, RB, MBIA
     Callable 11/15/07 @ 101
     4.875%, 11/15/09                      250             247
     5.000%, 11/15/10                      500             497
   North Jersey District, Water Supply,
     Wanaque South Project, RB, MBIA
     5.400%, 07/01/02                      300             304
     5.500%, 07/01/03                      200             204
   Ocean County, GO
     Pre-Refunded @ 102 (A)
     5.800%, 09/01/10                      500             521
   Ocean County, Ser A, GO
     4.600%, 11/01/03                      500             499
   Ocean Township, School District, GO,
     MBIA Pre-Refunded @ 100 (A)
     5.400%, 06/01/15                      250             256
   Old Tappan, Board of Education, GO,
     FGIC Callable 04/01/06 @ 101
     5.100%, 04/01/18                      500             466
   Parsippany, Troy Hills Township, GO
     Callable 12/01/02 @ 103
     4.700%, 12/01/03                      500             499
     4.700%, 12/01/04                      400             399
   Parsippany, Troy Hills Township, GO,
     MBIA Callable 12/01/07 @ 102
     5.000%, 12/01/15                      500             476
   Passaic County, General Improvement
     Project, GO, MBIA
     4.450%, 05/01/04                      200             198
   Passaic County, GO
     Callable 11/15/00 @ 102
     6.400%, 11/15/01                      300             308
   Passaic County, GO, FGIC
     Callable 09/01/03 @ 101
     4.750%, 09/01/04                      500             500
   Paterson, GO, FSA
     Pre-Refunded @ 101 (A)
     6.350%, 02/15/03                      235             243

--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
   Pequannock Lincoln Park,
     Ser E-I, RB, MBIA
     4.400%, 12/01/02                   $  500        $    498
   Perth Amboy, GO, FSA
     6.200%, 09/01/00                      300             301
   Pleasantville, School District,
     GO, MBIA Callable 02/15/08 @ 100
     5.000%, 02/15/11                      500             493
   Point Pleasant, GO, MBIA
     5.450%, 12/01/00                      200             201
   Princeton Township, GO
     4.400%, 09/01/01                      300             300
   Rahway Valley, Sewer Authority, RB
     Callable 07/31/00 @ 100
     6.200%, 04/01/01                      210             211
   Randolph Township, School District,
     GO, FGIC Callable 08/01/08 @ 100
     5.000%, 08/01/15                      500             471
   Roselle, GO, MBIA
     Callable 10/15/03 @ 102
     4.750%, 10/15/04                      700             700
   Roxbury Township, Board of
     Education, COP
     5.000%, 10/15/00                      250             250
   Rutgers State University, Ser A, RB
     4.375%, 05/01/01                      500             500
   Rutgers State University, Ser S, RB
     Callable 05/01/03 @ 102
     5.000%, 05/01/04                      500             503
   Rutgers State University, Ser U, RB
     Callable 05/01/08 @ 101
     5.000%, 05/01/14                      500             475
   Secaucus, Municipal Utilities Authority,
     Sewer Project, Ser A, RB
     5.650%, 12/01/04                      200             207
   Secaucus, Municipal Utilities Authority,
     Sewer Project, Ser A, RB
     Callable 12/01/04 @ 102
     5.750%, 12/01/05                      385             402
   Somerset County, GO
     5.000%, 10/01/02                      200             202
     4.450%, 12/01/02                      500             499
   Somerset, Raritan Valley, Sewer
     Improvement Authority, Ser H, RB
     5.150%, 07/01/01                      300             302
   South Brunswick Township, Board of
     Education, GO,
     Pre-Refunded @ 102 (A)
     6.300%, 04/01/04                      250             261
   South Jersey, Transportation Authority,
     Ser B, RB, MBIA
     5.500%, 11/01/02                      250             255

--------------------------------------------------------------------------------
                                                                              25

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Union County, General Improvement
     Project, GO
     4.750%, 02/01/03                   $  500        $    501
   Union County, GO
     4.400%, 09/01/01                      500             499
   Union County, Improvement Authority,
     Capital Equipment & Facilities Lease
     Project, Ser A, RB
     4.900%, 04/01/02                      350             352
   Union County, Improvement Authority,
     Capital Equipment & Facilities Lease
     Project, Ser A, RB
     Callable 04/01/02 @ 102
     5.150%, 04/01/05                      500             506
   Union County, Improvement Authority,
     Educational Services Commission, RB
     Callable 03/01/07 @ 101
     5.050%, 03/01/08                      125             126
   University Medicine & Dentistry,
     Ser E, RB Callable 12/01/01 @ 102
     6.200%, 12/01/03                      500             519
   Wanaque Valley, Regional Sewer
     Authority, Ser B, RB, AMBAC
     5.100%, 09/01/03                      300             303
   Warren County, Municipal Utilities
     Authority, RB
     Callable 12/01/03 @ 101
     5.050%, 12/01/04                      225             227
   Warren County, Pollution Control,
     Resource Recovery Project,
     RB, MBIA
     6.150%, 12/01/02                      210             211
   Warren County, Pollution Control,
     Resource Recovery Project, RB, MBIA
     Callable 12/01/02 @ 102
     6.550%, 12/01/06                      300             302
   Washington Township, Board of
     Education, GO, MBIA
     5.000%, 02/01/03                      250             252
     5.000%, 02/01/06                      250             252
   Wayne Township, General Improvement
     Project, GO Callable 10/01/00 @ 101
     5.450%, 10/01/04                      250             253
   West Windsor Township, General
     Improvement Project, GO
     Pre-Refunded @ 101 (A)
     6.000%, 10/15/05                      200             203
   Woodbridge Township, Ser A, GO
     Callable 09/15/04 @ 102
     4.650%, 09/15/05                      100              99
   Woodbridge Township, Ser C, GO
     Callable 09/15/04 @ 102
     4.650%, 09/15/05                      100              99

--------------------------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Woodbridge Township, Sewer Utilities
     Project, GO Pre-Refunded @ 101 (A)
     6.800%, 08/01/04                   $  250        $    253
                                                      --------
                                                        88,944
                                                      --------
DELAWARE--1.0%
   Delaware River & Bay Authority,
     RB, FGIC Callable 01/01/06 @ 102
     5.350%, 01/01/14                    1,000           1,007
                                                      --------
NEW YORK--1.7%
   Port Authority of New York &
     New Jersey, 114th Series, RB, MBIA
     Callable 08/01/05 @ 101
     4.750%, 08/01/16                      500             449
   Port Authority of New York &
     New Jersey, Consolidated
     Eighty-Second Series, RB
     Callable 08/01/02 @ 101
     5.300%, 08/01/03                      300             305
   Port Authority of New York &
     New Jersey, Consolidated
     One-Hundred Fourth Series,
     RB, AMBAC
     Callable 01/15/06 @ 101
     5.200%, 07/15/17                    1,000             963
                                                      --------
                                                         1,717
                                                      --------
PENNSYLVANIA--3.3%
   Delaware River Port Authority,
     Pennsylvania & New Jersey,
     RB, FGIC Callable 01/01/06 @ 102
     5.400%, 01/01/13                    1,000           1,009
   Delaware River Port Authority,
     Pennsylvania & New Jersey,
     Ser B, RB, MBIA Callable
     01/01/08 @ 101
     4.750%, 01/01/14                      480             446
     4.750%, 01/01/17                    1,000             904
   Delaware River Port Authority,
     Pennsylvania & New Jersey,
     Ser B, RB, AMBAC
     5.250%, 01/01/09                    1,000           1,019
                                                      --------
                                                         3,378
                                                      --------
PUERTO RICO--4.6%
   Puerto Rico, Electric Power Authority,
     Ser AA, RB, MBIA
     4.900%, 07/01/05                    1,000           1,013
   Puerto Rico, Electric Power Authority,
     Ser Y, RB, MBIA
     6.500%, 07/01/06                      500             548

--------------------------------------------------------------------------------
26

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico, Industrial & Educational
     Tourist Authority, Dr. Pila Hospital
     Project, Ser A, RB, FHA Insured
     Callable 08/01/05 @ 101.50
     5.250%, 08/01/06                   $  200        $    199
   Puerto Rico, Industrial & Educational
     Tourist, International American
     University Project, Ser A, RB, MBIA
     Callable 10/01/08 @ 101
     5.000%, 10/01/22                    1,000             919
   Puerto Rico, Public Buildings
     Authority, Government Facilities
     Project, Ser A, RB, AMBAC
     4.500%, 07/01/01                      200             201
   Puerto Rico, Telephone Authority,
     Ser M, RB, AMBAC
     Pre-Refunded @ 101.50 (A)
     5.050%, 01/01/04                      590             607
   Puerto Rico, Telephone Authority,
     Ser M, RB, ETM
     5.000%, 01/01/02                      500             504
   Puerto Rico, Telephone Authority,
     Ser M, RB Pre-Refunded @ 101.50 (A)
     5.400%, 01/01/08                      260             269
   Puerto Rico, Telephone Authority,
     Ser N, RB Pre-Refunded @ 101.50 (A)
     5.100%, 01/01/04                      395             407
                                                      --------
                                                         4,667
                                                      --------
Total Municipal Bonds
   (Cost $100,629)                                      99,713
                                                      --------
TREASURY BILL--0.5%
   U.S. Treasury Bill (C)
     5.451%, 07/27/00                      500             498
                                                      --------
Total Treasury Bill
   (Cost $498)                                             498
                                                      --------
CASH EQUIVALENT--0.2%
   Federated New Jersey Municipal
     Cash Trust                        236,596             237
                                                      --------
Total Cash Equivalent
   (Cost $237)                                             237
                                                      --------
Total Investments--98.7%
   (Cost $101,364)                                     100,448
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.3%                  1,268
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 8,913,720 outstanding shares
     of beneficial interest                             93,081

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 912,059 outstanding shares
     of beneficial interest                           $  9,889
   Accumulated net realized loss
     on investments                                       (338)
   Net unrealized depreciation on investments             (916)
                                                      --------
Total Net Assets--100.0%                              $101,716
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $10.36
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $10.32
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A ($10.32 / 97%)            $10.64
                                                      ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.
(C) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR
CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
MUTUAL FUND--99.2%
   SEI Institutional Managed Trust
     High Yield Bond Fund --
     Class A                            923,129       $  8,650
                                                      --------
Total Mutual Fund
   (Cost $9,542)                                         8,650
                                                      --------
Total Investments--99.2%
   (Cost $9,542)                                         8,650
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.8%                     71
                                                      --------

--------------------------------------------------------------------------------
                                                                              27

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES         VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 420,347 outstanding shares
     of beneficial interest                               $  4,121
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 16,300 outstanding shares
     of beneficial interest                                    169
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 554,687 outstanding shares
     of beneficial interest                                  5,543
   Accumulated net realized loss
     on investments                                           (220)
   Net unrealized depreciation on investments                 (892)
                                                          --------
Total Net Assets--100.0%                                  $  8,721
                                                          ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                                $8.81
                                                          ========
Net Asset Value and Redemption
   Price Per Share -- Class A                                $8.79
                                                          ========
Maximum Public Offering Price
   Per Share -- Class A ($8.79 / 95.75%)                     $9.18
                                                          ========
Net Asset Value and Redemption
   Price Per Share -- Class B (1)                            $8.79
                                                          ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED FUND
--------------------------------------------------------------------------------
COMMON STOCKS--71.4%
AEROSPACE/DEFENSE EQUIPMENT--1.2%
   United Technologies                  15,000            $    883
                                                          --------
AIRCRAFT--0.9%
   Honeywell International              20,000                 674
                                                          --------
BANKS--4.9%
   Bank of America                      33,000               1,419
   Bank of New York                     16,000                 744
   Chase Manhattan                      30,000               1,382
                                                          --------
                                                             3,545
                                                          --------
COMMUNICATIONS EQUIPMENT--1.2%
   Motorola                             30,000                 872
                                                          --------
COMPUTERS & SERVICES--10.1%
   Cisco Systems*                       38,000               2,415
   Dell Computer*                       36,000               1,775
   International Business Machines      15,000               1,643
   Microsoft*                           19,000               1,520
                                                          --------
                                                             7,353
                                                          --------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
DRUGS--5.9%
   Bristol-Myers Squibb                 12,000            $    699
   Merck                                20,000               1,532
   Pfizer                               42,000               2,016
                                                          --------
                                                             4,247
                                                          --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.3%
   General Electric                     45,000               2,385
                                                          --------
FINANCIAL SERVICES--7.6%
   American Express                     18,000                 938
   Citigroup                            35,000               2,109
   Merrill Lynch                         7,000                 805
   Morgan Stanley Dean Witter           20,000               1,665
                                                          --------
                                                             5,517
                                                          --------
GAS/NATURAL GAS--4.2%
   Enron                                21,000               1,354
   Williams                             40,000               1,667
                                                          --------
                                                             3,021
                                                          --------
INSURANCE--1.2%
   American International Group          7,500                 881
                                                          --------
INTERNET--1.5%
   America Online*                      20,000               1,055
                                                          --------
MACHINERY--1.8%
   Ingersoll-Rand                       32,000               1,288
                                                          --------
MEDICAL PRODUCTS & SERVICES--2.5%
   Johnson & Johnson                    18,000               1,834
                                                          --------
MISCELLANEOUS BUSINESS SERVICES--0.3%
   Comdisco                             10,000                 223
                                                          --------
MISCELLANEOUS MANUFACTURING--4.6%
   Tyco International Ltd.              70,000               3,316
                                                          --------
MULTIMEDIA--0.0%
   Time Warner                             100                   8
                                                          --------
PETROLEUM & FUEL PRODUCTS--1.4%
   Halliburton                           5,000                 236
   Schlumberger Ltd.                    10,000                 746
                                                          --------
                                                               982
                                                          --------
PETROLEUM REFINING--1.7%
   BP Amoco ADR                         10,586                 599
   Exxon Mobil                           7,920                 622
                                                          --------
                                                             1,221
                                                          --------
RETAIL--2.6%
   BJ's Wholesale Club*                  7,000                 231
   Wal-Mart Stores                      29,000               1,671
                                                          --------
                                                             1,902
                                                          --------

--------------------------------------------------------------------------------
28

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                      SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS--9.8%
   Applied Materials*                   26,000            $  2,356
   Intel                                21,000               2,807
   Texas Instruments                    28,000               1,923
                                                          --------
                                                             7,086
                                                          --------
TELEPHONES & TELECOMMUNICATION--4.7%
   Lucent Technologies                  27,000               1,600
   Worldcom*                            40,000               1,835
                                                          --------
                                                             3,435
                                                          --------
Total Common Stocks
   (Cost $32,933)                                           51,728
                                                          --------
U.S. TREASURY OBLIGATIONS--7.4%
   U.S. Treasury Notes
     6.750%, 05/15/05                  $ 1,500               1,535
     6.500%, 02/15/10                    1,000               1,032
     6.375%, 01/31/02                    2,000               1,996
     6.125%, 12/31/01                      800                 795
                                                          --------
Total U.S. Treasury Obligations
   (Cost $5,335)                                             5,358
                                                          --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.4%
   Federal Farm Credit Bank
     6.000%, 01/07/08                    1,000                 934
   Federal Home Loan Bank
     8.000%, 08/19/14                      800                 779
   Federal Home Loan Mortgage
     6.704%, 01/09/07                      500                 491
   Federal National Mortgage Association
     7.125%, 03/15/07                    1,000               1,003
                                                          --------
Total U.S. Government Agency Obligations
   (Cost $3,303)                                             3,207
                                                          --------
CORPORATE BONDS--15.5%
AEROSPACE/DEFENSE EQUIPMENT--1.3%
   United Tech
     6.500%, 06/01/09                    1,000                 946
                                                          --------
BANKS--0.7%
   Bank One
     7.125%, 05/15/07                      500                 481
                                                          --------
COMPUTERS & SERVICES--1.4%
   International Business Machines
     7.500%, 06/15/13                    1,000               1,019
                                                          --------
FINANCIAL SERVICES--2.0%
   Bear Stearns
     6.625%, 10/01/04                      800                 766

--------------------------------------------------------------------------------
Description                    Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------
   Goldman Sachs Group
     6.650%, 05/15/09                    $ 750            $    687
                                                          --------
                                                             1,453
                                                          --------
FOOD, BEVERAGE & TOBACCO--2.6%
   McDonald's, Ser E, MTN
     6.500%, 08/01/07                    1,000                 962
   PepsiCo (A)
     6.125%, 03/04/08                    1,000                 938
                                                          --------
                                                             1,900
                                                          --------
MISCELLANEOUS MANUFACTURING--1.2%
   Tyco International Group
     6.125%, 01/15/09                    1,000                 891
                                                          --------
MULTIMEDIA--1.3%
   Walt Disney, MTN
     5.800%, 10/27/08                    1,000                 925
                                                          --------
PETROLEUM & FUEL PRODUCTS--1.3%
   Amoco
     6.250%, 10/15/04                    1,000                 979
                                                          --------
RAILROADS--1.2%
   Norfolk Southern Railway, Ser I
     5.950%, 04/01/08                    1,000                 882
                                                          --------
TELEPHONES & TELECOMMUNICATION--2.5%
   GTE California, Ser G
     5.500%, 01/15/09                    1,000                 858
   Verizon Communications
     6.460%, 04/15/08                    1,000                 923
                                                          --------
                                                             1,781
                                                          --------
Total Corporate Bonds
   (Cost $11,743)                                           11,257
                                                          --------
CERTIFICATE OF DEPOSIT--0.5%
   National City Bank Cleveland
     7.100%, 09/25/12                      400                 368
                                                          --------
Total Certificate of Deposit
   (Cost $400)                                                 368
                                                          --------
CASH EQUIVALENTS--0.2%
   SEI Liquid Asset Trust --
     Government Portfolio              138,641                 139
   SEI Liquid Asset Trust--
      Treasury Portfolio                26,002                  26
                                                          --------
Total Cash Equivalents
   (Cost $165)                                                 165
                                                          --------

--------------------------------------------------------------------------------
                                                                              29

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES           VALUE (000)
--------------------------------------------------------------------------------
Total Investments--99.4%
   (Cost $53,879)                                         $ 72,083
                                                          --------
OTHER ASSETS AND LIABILITIES, NET--0.6%                        391
                                                          --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 1,749,367 outstanding shares
     of beneficial interest                                 15,085
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 637,108 outstanding shares
     of beneficial interest                                  6,155
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 2,475,590 outstanding shares
     of beneficial interest                                 32,757
   Accumulated net realized gain on investments                273
   Net unrealized appreciation on investments               18,204
                                                          --------
Total Net Assets--100.0%                                  $ 72,474
                                                          ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                               $14.95
                                                          ========
Net Asset Value and Redemption
   Price Per Share -- Class A                               $14.97
                                                          ========
Maximum Public Offering
   Price Per Share -- Class A ($14.97 / 94.5%)              $15.84
                                                          ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                           $14.86
                                                          ========

* NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE

(A) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON JUNE 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
ADR -- AMERICAN DEPOSITARY RECEIPT
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INCOME FUND
--------------------------------------------------------------------------------
COMMON STOCKS--89.6%
AEROSPACE/DEFENSE EQUIPMENT--2.3%
   United Technologies                  40,000            $  2,355
                                                          --------
AIRCRAFT--3.4%
   Honeywell International              45,000               1,516
   Textron                              35,000               1,901
                                                          --------
                                                             3,417
                                                          --------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES           VALUE (000)
--------------------------------------------------------------------------------
AUTOMOTIVE--1.3%
   Ford Motor                           30,000            $  1,290
                                                          --------
AUTOMOTIVE PARTS & EQUIPMENT--0.0%
   Visteon*                              3,927                  48
                                                          --------
BANKS--6.5%
   Bank of America                      30,000               1,290
   Bank of New York                     70,000               3,255
   Chase Manhattan                      42,000               1,935
                                                          --------
                                                             6,480
                                                          --------
CHEMICALS--3.2%
   E.I. Du Pont de Nemours              40,000               1,750
   PPG Industries                       33,000               1,462
                                                          --------
                                                             3,212
                                                          --------
COMPUTERS & SERVICES--0.3%
   International Business Machines       3,000                 329
                                                          --------
COSMETICS & TOILETRIES--4.1%
   Colgate-Palmolive                    30,000               1,796
   Kimberly-Clark                       40,000               2,295
                                                          --------
                                                             4,091
                                                          --------
DRUGS--11.7%
   American Home Products               30,000               1,762
   Bristol-Myers Squibb                 35,000               2,039
   Merck                                25,000               1,916
   Pfizer                               47,000               2,256
   Pharmacia                            29,750               1,538
   Smithkline Beecham ADR               35,000               2,282
                                                          --------
                                                            11,793
                                                          --------
ELECTRICAL & ELECTRONIC PRODUCTS--5.9%
   Emerson Electric                     10,000                 604
   General Electric                    100,000               5,300
                                                          --------
                                                             5,904
                                                          --------
FINANCIAL SERVICES--5.3%
   Federal National Mortgage
     Association                        30,000               1,566
   Household International              50,000               2,078
   JP Morgan                            15,000               1,652
                                                          --------
                                                             5,296
                                                          --------
FOOD, BEVERAGE & TOBACCO--2.4%
   Bestfoods                            35,000               2,424
                                                          --------
GAS/NATURAL GAS--5.6%
   Enron                                55,000               3,547
   Williams                             50,000               2,084
                                                          --------
                                                             5,631
                                                          --------

--------------------------------------------------------------------------------
30

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
INSURANCE--10.0%
   American General                     27,000        $  1,647
   American International Group         25,000           2,937
   Lincoln National                     50,000           1,806
   Marsh & McLennan                     35,000           3,655
                                                      --------
                                                        10,045
                                                      --------
MEDICAL PRODUCTS & SERVICES--2.3%
   Baxter International                 33,000           2,320
                                                      --------
MULTIMEDIA--3.0%
   McGraw-Hill                          55,000           2,970
                                                      --------
OFFICE EQUIPMENT--1.6%
   Pitney Bowes                         40,000           1,600
                                                      --------
PETROLEUM REFINING--9.8%
   BP Amoco ADR                         55,000           3,111
   Chevron                              22,000           1,866
   Exxon Mobil                          39,000           3,061
   Texaco                               33,000           1,757
                                                      --------
                                                         9,795
                                                      --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.6%
   Eastman Kodak                        10,000             595
                                                      --------
RETAIL--2.1%
   Limited                             100,000           2,162
                                                      --------
TELEPHONES & TELECOMMUNICATION--7.5%
   AT&T                                 41,000           1,297
   Verizon Communications               35,000           1,778
   BellSouth                            55,000           2,344
   Vodafone Air Touch ADR               50,000           2,072
                                                      --------
                                                         7,491
                                                      --------
TOYS--0.7%
   Mattel                               55,000             725
                                                      --------
Total Common Stocks
   (Cost $63,273)                                       89,973
                                                      --------
CONVERTIBLE/PREFERREDS--6.0%
   El Paso Energy Capital Trust I       30,000           1,931
   Decs Trust VI                        20,000           1,373
   Newell Financial Trust I             35,000           1,330
   Seagram Ltd. (ACES)                  25,000           1,344
                                                      --------
Total Convertible/Preferreds
   (Cost $5,292)                                         5,978
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE/PREFERRED STOCK--1.0%
   Psinet, Ser C                        20,000      $    978
                                                    --------
Total Convertible/Preferred Stock
   (Cost $923)                                           978
                                                    --------
REGULATED INVESTMENT COMPANIES--3.1%
   Estee Lauder, TRACES                 17,000         1,522
   Readers Digest, TRACES               45,000         1,575
                                                    --------
Total Regulated Investment Companies
   (Cost $2,536)                                       3,097
                                                    --------
CASH EQUIVALENT--0.5%
   SEI Liquid Asset Trust --
     Prime Obligation                  545,770           546
                                                    --------
Total Cash Equivalent
   (Cost $546)                                           546
                                                    --------
Total Investments--100.2%
   (Cost $72,570)                                    100,572
                                                    --------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)               (205)
                                                    --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 5,039,363 outstanding shares
     of beneficial interest                           43,575
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 928,090 outstanding shares
     of beneficial interest                           10,940
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 1,146,851 outstanding shares
     of beneficial interest                           16,520
   Accumulated net realized gain on investments        1,330
   Net unrealized appreciation on investments         28,002
                                                    --------
   Total Net Assets--100.0%                         $100,367
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $14.11
                                                    ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $14.14
                                                    ========
Maximum Public Offering Price
   Per Share -- Class A ($14.14 / 94.5%)              $14.96
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                     $14.06
                                                    ========

--------------------------------------------------------------------------------
                                                                              31

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ACES -- ADJUSTABLE CONVERTIBLE RATE EQUITY SECURITY UNITS
ADR -- AMERICAN DEPOSITARY RECEIPT
LTD. -- LIMITED
SER -- SERIES
TRACES -- TRUST AUTOMATIC COMMON EXCHANGE SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INDEX FUND
--------------------------------------------------------------------------------
MUTUAL FUND--99.8%
   SEI S&P 500 Index Fund --
     Class E                           779,493      $ 35,202
                                                    --------
Total Mutual Fund
   (Cost $31,488)                                     35,202
                                                    --------
Total Investments--99.8%
   (Cost $31,488)                                     35,202
                                                    --------
OTHER ASSETS AND LIABILITIES, NET--0.2%                   68
                                                    --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 532,853 outstanding shares
     of beneficial interest                            6,859
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 124,470 outstanding shares
     of beneficial interest                            1,527
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 1,862,764 outstanding shares
     of beneficial interest                           23,261
   Accumulated net investment loss                      (196)
   Accumulated net realized gain on investments          105
   Net unrealized appreciation on investments          3,714
                                                    --------
Total Net Assets--100.0%                             $35,270
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $14.22
                                                    ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $14.06
                                                    ========
Maximum Public Offering
   Price Per Share -- Class A ($14.06 / 94.5%)        $14.88
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                     $13.93
                                                    ========

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EQUITY VALUE FUND

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
AEROSPACE/DEFENSE EQUIPMENT--1.7%
   United Technologies                  90,000      $  5,299
                                                    --------
AUTOMOTIVE--1.4%
   Ford Motor                          100,000         4,300
                                                    --------
AUTOMOTIVE PARTS & EQUIPMENT--0.1%
   Visteon*                             13,093           159
                                                    --------
BANKS--5.6%
   Bank of America                      70,000         3,010
   Bank of New York                    150,000         6,975
   Chase Manhattan                      90,000         4,146
   Wells Fargo                          85,000         3,294
                                                    --------
                                                      17,425
                                                    --------
CHEMICALS--0.9%
   E.I. Du Pont de Nemours              65,000         2,844
                                                    --------
COMMUNICATIONS EQUIPMENT--2.0%
   Motorola                            210,000         6,103
                                                    --------
COMPUTERS & SERVICES--10.2%
   3Com*                                85,000         4,898
   Autodesk                             20,000           694
   Electronic Data Systems              55,000         2,269
   Hewlett-Packard                      80,000         9,990
   International Business Machines      50,000         5,478
   Microsoft*                          100,000         8,000
                                                    --------
                                                      31,329
                                                    --------
COSMETICS & TOILETRIES--4.8%
   Colgate-Palmolive                   110,000         6,586
   Kimberly-Clark                       85,000         4,877
   Procter & Gamble                     60,000         3,435
                                                    --------
                                                      14,898
                                                    --------
DRUGS--10.9%
   Bristol-Myers Squibb                100,000         5,825
   Glaxo Wellcome ADR                   95,000         5,492
   Merck                               100,000         7,662
   Pfizer                              180,000         8,640
   SmithKline Beecham ADR               90,000         5,867
                                                    --------
                                                      33,486
                                                    --------

--------------------------------------------------------------------------------
32

                                                                  [logo omitted]

                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                           SHARES       VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONIC PRODUCTS--6.1%
   Emerson Electric                     70,000      $  4,226
   FPL Group                            70,000         3,465
   General Electric                    210,000        11,130
                                                    --------
                                                      18,821
                                                    --------
ELECTRONIC COMPONENTS--0.9%
   CTS                                  65,000         2,925
                                                    --------
FINANCIAL SERVICES--6.6%
   American Express                    135,000         7,037
   Citigroup                           125,000         7,531
   Donaldson, Lufkin & Jenrette         20,000           849
   JP Morgan                            45,000         4,956
                                                    --------
                                                      20,373
                                                    --------
FOOD, BEVERAGE & TOBACCO--5.9%
   Bestfoods                            95,000         6,579
   PepsiCo                             110,000         4,888
   Sara Lee                            170,000         3,283
   Unilever NV                          80,000         3,440
                                                    --------
                                                      18,190
                                                    --------
GAS/NATURAL GAS--2.9%
   Enron                               140,000         9,030
                                                    --------
INSURANCE--2.7%
   American International Group         70,000         8,225
                                                    --------
MACHINERY--1.0%
   Ingersoll-Rand                       80,000         3,220
                                                    --------
MANUFACTURING--1.6%
   Minnesota Mining &
     Manufacturing                      60,000         4,950
                                                    --------
MEASURING DEVICES--0.6%
   Agilent Technologies*                25,000         1,844
                                                    --------
MEDICAL PRODUCTS & SERVICES--1.8%
   Johnson & Johnson                    55,000         5,603
                                                    --------
MULTIMEDIA--6.2%
   Gannett                              80,000         4,785
   Time Warner                         120,000         9,120
   Walt Disney                         135,000         5,240
                                                    --------
                                                      19,145
                                                    --------

--------------------------------------------------------------------------------
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS--1.6%
   Schlumberger Ltd.                    65,000      $  4,851
                                                    --------
PETROLEUM REFINING--6.6%
   BP Amoco ADR                        100,000         5,656
   Exxon Mobil                         115,000         9,027
   Royal Dutch Petro ADR                90,000         5,541
                                                    --------
                                                      20,224
                                                    --------
RAILROADS--1.6%
   Burlington Northern Santa Fe        120,000         2,752
   Union Pacific                        60,000         2,231
                                                    --------
                                                       4,983
                                                    --------
RETAIL--1.6%
   Target                               85,000         4,930
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS--4.5%
   Intel                               105,000        14,037
                                                    --------
TELEPHONES & TELECOMMUNICATION--10.1%
   Alltel                               85,000         5,265
   BellSouth                           140,000         5,967
   Lucent Technologies                 155,000         9,184
   SBC Communications                  140,000         6,055
   Worldcom*                           105,000         4,817
                                                    --------
                                                      31,288
                                                    --------
Total Common Stocks
   (Cost $204,692)                                   308,482
                                                    --------
CASH EQUIVALENTS--0.1%
   SEI Liquid Asset Trust --
     Government Portfolio              175,259           175
   SEI Liquid Asset Trust --
     Treasury Portfolio                 17,394            17
                                                    --------
Total Cash Equivalents
   (Cost $192)                                           192
                                                    --------
Total Investments--100.0%
   (Cost $204,884)                                   308,674
                                                    --------
OTHER ASSETS AND LIABILITIES, NET--0.0%                  (36)

                                                    --------

--------------------------------------------------------------------------------
                                                                              33

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 14,456,599 outstanding shares
     of beneficial interest                         $146,094
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 995,896 outstanding shares
     of beneficial interest                           11,563
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 2,050,329 outstanding shares
     of beneficial interest                           31,618
   Accumulated net realized gain
     on investments                                   15,573
   Net unrealized appreciation
     on investments                                  103,790
                                                    --------
Total Net Assets--100.0%                            $308,638
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $17.66
                                                    ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $17.64
                                                    ========
Maximum Public Offering
   Price Per Share -- Class A ($17.64 / 94.5%)        $18.67
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                     $17.42
                                                    ========

*NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY GROWTH FUND

--------------------------------------------------------------------------------
COMMON STOCKS--95.6%
BANKS--4.2%
   Bank One                            200,000      $  5,312
   Northern Trust                      148,000         9,629
                                                    --------
                                                      14,941
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.8%
   Interpublic Group                     2,000            86
   Omnicom Group                        70,000         6,234
                                                    --------
                                                       6,320
                                                    --------
CIRCUIT BOARDS--1.3%
   Sanmina*                             55,000         4,703
                                                    --------

--------------------------------------------------------------------------------
DESCRIPTION                           SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.8%
   Network Appliance*                  102,000      $  8,211
   Nokia ADR                           300,000        14,981
   Nortel Networks                      58,000         3,958
   Qualcomm*                             1,000            60
   Tellabs*                            105,000         7,186
                                                    --------
                                                      34,396
                                                    --------
COMPUTERS & SERVICES--14.5%
   Cisco Systems*                      230,000        14,619
   EMC-Mass*                           270,000        20,773
   Microsoft*                           28,000         2,240
   Oracle*                              25,000         2,102
   Sun Microsystems*                    69,500         6,320
   Veritas Software*                    46,000         5,199
                                                    --------
                                                      51,253
                                                    --------
COSMETICS & TOILETRIES--0.0%
   Estee Lauder, Cl A                    1,000            49
                                                    --------
DRUGS--6.9%
   Bristol-Myers Squibb                  1,000            58
   Elan ADR*                            65,000         3,148
   Merck                                80,000         6,130
   Pfizer                              212,500        10,200
   Pharmacia                            90,000         4,652
   Schering Plough                         800            40
                                                    --------
                                                      24,228
                                                    --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.9%
   General Electric                    261,000        13,833
   Solectron*                            1,000            42
                                                    --------
                                                      13,875
                                                    --------
FINANCIAL SERVICES--4.3%
   Citigroup                           100,000         6,025
   Freddie Mac                          22,000           891
   Morgan Stanley Dean Witter          100,000         8,325
                                                    --------
                                                      15,241
                                                    --------
GAS/NATURAL GAS--3.9%
   Enron                               215,000        13,867
                                                    --------
INSURANCE--3.6%
   American International Group        108,937        12,800
                                                    --------
INTERNET--3.2%
   America Online*                     120,000         6,330
   Yahoo!*                              40,000         4,955
                                                    --------
                                                      11,285
                                                    --------

--------------------------------------------------------------------------------
34

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--3.0%
   Amgen*                               60,000        $  4,215
   Guidant*                             15,000             742
   Johnson & Johnson                    55,000           5,603
                                                      --------
                                                        10,560
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--2.4%
   Automatic Data Processing           160,000           8,570
                                                      --------
MISCELLANEOUS MANUFACTURING--2.4%
   Tyco International Ltd.             175,000           8,291
                                                      --------
MOTORCYCLE--1.2%
   Harley-Davidson                     110,000           4,235
                                                      --------
RETAIL--9.7%
   Bed Bath & Beyond*                  158,000           5,728
   Best Buy*                            88,000           5,566
   Dollar Tree Stores*                 142,500           5,638
   Gap                                  10,000             313
   Home Depot                          166,200           8,300
   Kohl's*                              80,000           4,450
   Staples*                            265,000           4,074
                                                      --------
                                                        34,069
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--17.6%
   Applied Materials*                  148,000          13,413
   Intel                                78,000          10,428
   JDS Uniphase*                        64,400           7,720
   Texas Instruments                   202,000          13,875
   Xilinx*                             200,000          16,513
                                                      --------
                                                        61,949
                                                      --------
TELEPHONES & TELECOMMUNICATION--1.9%
   Alltel                               50,000           3,097
   Lucent Technologies                  15,000             889
   Sprint (FON Group)                    1,000              51
   Worldcom*                            61,500           2,821
                                                      --------
                                                         6,858
                                                      --------
Total Common Stocks
   (Cost $208,833)                                     337,490
                                                      --------
CASH EQUIVALENT--2.5%
   Aim Short-Term Prime
     Obligation                      8,730,585           8,731
                                                      --------
Total Cash Equivalent
   (Cost $8,731)                                         8,731
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
OPTIONS--1.0%
   Johnson & Johnson Call Long*            350        $  1,339
   Microsoft Call Long*                    800           1,840
   Staples Call Long*                    1,700             457
                                                      --------
Total Options
   (Cost $2,901)                                         3,636
                                                      --------
Total Investments--99.1%
   (Cost $220,465)                                     349,857
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.9%                  3,112
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 20,480,769 outstanding shares
     of beneficial interest                            174,709
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 553,244 outstanding shares
     of beneficial interest                              6,598
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 3,025,853 outstanding shares
     of beneficial interest                             39,034
   Distributions in excess of net
     investment income                                    (702)
   Accumulated net realized gain on investments          3,938
   Net unrealized appreciation on investments          129,392
                                                      --------
Total Net Assets--100.0%                              $352,969
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $14.75
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                           $14.53
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A ($14.53 / 94.5%)          $15.38
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $14.18
                                                      ========

  * NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1999.
ADR -- AMERICAN DEPOSITORY RECEIPT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              35

STATEMENT OF NET ASSETS


MID CAP FUND

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--95.9%
APPAREL/TEXTILES--0.8%
   Cintas                                2,300        $     84
                                                      --------
BANKS--3.2%
   Charter One Financial                 4,000              92
   Compass Bancshares                    3,500              60
   Marshall & Ilsley                     4,000             166
                                                      --------
                                                           318
                                                      --------
BROADCASTING, NEWSPAPERS & ADVERTISING--3.3%
   Hispanic Broadcasting*                2,000              66
   Univision Communications, Cl A*       2,000             207
   Young & Rubicam*                      1,000              57
                                                      --------
                                                           330
                                                      --------
CIRCUIT BOARDS--4.8%
   Jabil Circuit *                       3,000             149
   Sanmina*                              3,900             333
                                                      --------
                                                           482
                                                      --------
COMMUNICATIONS EQUIPMENT--6.8%
   ADC Telecommunications*               7,200             604
   Harmonic*                             3,093              77
                                                      --------
                                                           681
                                                      --------
COMPUTERS & SERVICES--5.7%
   Compuware*                            4,000              41
   Siebel Systems*                       1,700             278
   Veritas Software*                     2,250             254
                                                      --------
                                                           573
                                                      --------
DRUGS--1.0%
   Forest Laboratories*                  1,000             101
                                                      --------
ELECTRICAL SERVICES--1.2%
   Calpine*                              1,800             118
                                                      --------
ELECTRONIC COMPONENTS--6.8%
   American Power Conversion*           14,250             582
   Teradyne*                             1,300              96
                                                      --------
                                                           678
                                                      --------
FINANCIAL SERVICES--0.5%
   E*trade*                              3,000              49
                                                      --------
FOOD, BEVERAGE & TOBACCO--3.8%
   Hormel Foods                          8,000             134
   Suiza Foods*                          5,000             244
                                                      --------
                                                           378
                                                      --------
INSURANCE--0.5%
   AMBAC Financial Group                 1,000              55
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
MACHINERY--0.6%
   Grant Prideco*                        2,500        $     63
                                                      --------
MEDICAL PRODUCTS & SERVICES--4.7%
   Biomet                                5,320             204
   Stryker                               6,000             263
                                                      --------
                                                           467
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--6.4%
   Comdisco                             11,875             265
   Convergys*                            4,000             208
   Fiserv*                               4,000             173
                                                      --------
                                                           646
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--2.3%
   Robert Half International*            8,000             228
                                                      --------
MOTORCYCLE--2.3%
   Harley-Davidson                       6,000             231
                                                      --------
PETROLEUM & FUEL PRODUCTS--3.2%
   BJ Services*                          2,500             156
   Ensco International                   4,500             161
                                                      --------
                                                           317
                                                      --------
PRINTING & PUBLISHING--1.4%
   Scholastic*                           2,300             141
                                                      --------
REGISTERED INVESTMENT COMPANY--2.2%
   S&P 400 Mid-Cap
     Depository Receipts                 2,500             222
                                                      --------
RETAIL--6.1%
   BJ's Wholesale Club*                  4,300             142
   Dollar Tree Stores*                   3,000             119
   Starbucks*                            4,000             153
   Tiffany & Company                     3,000             202
                                                      --------
                                                           616
                                                      --------
RUBBER & PLASTIC--1.0%
   Weatherford International*            2,500             100
                                                      --------
SCHOOLS--2.3%
   Apollo Group, Cl A*                   4,500             126
   Devry*                                4,000             106
                                                      --------
                                                           232
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--15.0%
   Altera*                               3,000             306
   Analog Devices*                       5,900             448
   Atmel*                                2,500              92
   C-Cube Microsystems*                  5,700             112

--------------------------------------------------------------------------------
36

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Maxim Integrated Products*            2,500        $    170
   Vitesse Semiconductor*                2,000             147
   Xilinx*                               2,800             231
                                                      --------
                                                         1,506
                                                      --------
SPECIALTY MACHINERY--0.8%
   American Standard*                    2,000              82
                                                      --------
TELEPHONES & TELECOMMUNICATION--1.6%
   Broadwing                             6,000             156
                                                      --------
TESTING LABORATORIES--7.6%
   Chiron*                               8,000             380
   Medimmune*                            4,200             311
   Millennium Pharmaceuticals*             600              67
                                                      --------
                                                           758
                                                      --------
Total Common Stocks
   (Cost $6,178)                                         9,612
                                                      --------
CASH EQUIVALENTS--4.1%
   SEI Liquid Asset Trust --
     Government Portfolio              395,171             395
   SEI Liquid Asset Trust--
     Treasury Portfolio                 12,294              12
                                                      --------
Total Cash Equivalents
   (Cost $407)                                             407
                                                      --------
Total Investments--100.0%
   (Cost $6,585)                                        10,019
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.0%                      4
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 837,371 outstanding shares
     of beneficial interest                              6,786
   Accumulated net investment loss                         (18)
   Accumulated net realized loss
     on investments                                       (179)
   Net unrealized appreciation
     on investments                                      3,434
                                                      --------
Total Net Assets--100.0%                               $10,023
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $11.97
                                                      ========

* NON-INCOME PRODUCING SECURITY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--95.0%
AUSTRALIA--3.1%
   Computershare Ltd.                   30,500        $    156
   Macquarie Bank Ltd.                  15,700             244
   PowerLan Ltd.*                      196,600             205
   Westfield Holdings Ltd.              59,300             406
   Woodside Petroleum Ltd.              40,500             314
                                                      --------
                                                         1,325
                                                      --------
DENMARK--1.0%
   Novo-Nordisk, Ser B                   2,400             407
                                                      --------
FINLAND--2.6%
   Nokia ADR                            16,700             834
   Perlos                                8,900             280
                                                      --------
                                                         1,114
                                                      --------
FRANCE--10.0%
   Altran Technologies                   2,800             547
   Atos*                                 3,300             308
   Axa                                   3,500             550
   Cap Gemini                              984             173
   Carrefour Supermarche                 4,800             327
   CGIP                                  7,844             333
   Dassault Systemes                     3,200             298
   L'OREAL*                                350             302
   Publicis                                700             274
   Sidel                                 2,300             186
   Societe Generale, Cl A                3,000             180
   STMicroelectronics                    4,500             283
   Total Fina Elf                        3,849             589
                                                      --------
                                                         4,350
                                                      --------
GERMANY--2.6%
   Allianz-Registered                    1,450             525
   Bayerische Motoren Werke              5,200             156
   Muenchener Rueckversicher--
     Registered                          1,450             459
                                                      --------
                                                         1,140
                                                      --------
HONG KONG--1.1%
   Hutchison Whampoa                    22,000             277
   SmarTone Telecommunications
     Holdings Ltd.                      30,000              66
   Sun Hung Kai Properties Ltd.         19,161             138
                                                      --------
                                                           481
                                                      --------
IRELAND--1.9%
   Allied Irish Banks                   12,000             107
   Allied Irish Banks (GBP)             10,972              98

--------------------------------------------------------------------------------
                                                                              37

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
   CRH                                   6,000        $    108
   Elan ADR*                            10,800             523
                                                      --------
                                                           836
                                                      --------
ITALY--3.9%
   ENI*                                 52,600             303
   Parmalat Finanziaria*               152,900             215
   Pininfarina*                         11,000             185
   Pirelli                             165,000             433
   Telecom Italia*                      17,000             233
   TIM*                                 29,000             295
                                                      --------
                                                         1,664
                                                      --------
JAPAN--20.6%
   Asatsu-Dk                             7,000             287
   Benesse                               4,000             277
   Fuji Photo Film Ltd.                  2,000              82
   Fujitsu Ltd.                         18,000             623
   Fujitsu Support and Service           1,200             119
   Hikari Tsushin                          500              21
   Hoya                                  4,000             359
   Mikuni Coca-Cola Bottling             5,000              73
   Murata Manufacturing Ltd.             4,000             574
   Nichiei Ltd.*                         4,500              74
   Nintendo Ltd.                         3,500             612
   Nippon Television Network               600             391
   NTT                                       3              40
   NTT Docomo                               22             596
   Rohm Ltd.                             3,000             878
   Ryohin Keikaku Ltd.                   2,500             318
   Secom Ltd.                            5,000             366
   Seven-Eleven Japan                    3,000             251
   Shin-Etsu Chemical                   10,000             508
   Shohkoh Fund ltd.                     1,600             361
   Sony                                  4,000             374
   Takeda Chemical Industries Ltd.      10,000             657
   Tokyo Broadcasting System            12,000             519
   Tokyo Electron Ltd.                   3,000             411
   Yasuda Fire & Marine Insurance       30,000             158
                                                      --------
                                                         8,929
                                                      --------
MALAYSIA--0.0%
   YTL                                   6,000               8
                                                      --------
NETHERLANDS--6.8%
   Aegon ADR                            20,120             717
   ASM Lithography Holdings*            11,500             493
   Getronics                            15,000             231
   Heineken                              8,000             486

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Philips Electronics                  14,504        $    682
   Unilever                              7,600             348
                                                      --------
                                                         2,957
                                                      --------
NORWAY--0.8%
   Tomra Systems                        13,200             349
                                                      --------
SINGAPORE--2.2%
   Datacraft Asia Ltd.*                 29,960             264
   DBS Group Holdings Ltd.              17,000             218
   Singapore Press Holdings             29,000             453
                                                      --------
                                                           935
                                                      --------
SPAIN--1.0%
   Banco Santander Central Hispano      20,000             210
   Telefonica*                          11,000             236
                                                      --------
                                                           446
                                                      --------
SWEDEN--7.3%
   Assa Abloy, Ser B                    34,108             687
   Investor, Ser B                      12,600             173
   Modern Times Group, Ser B*            5,700             273
   Nordic Baltic Holding                75,100             568
   Securitas, Ser B                     15,400             328
   Skandia Forsakrings                  19,600             520
   Telefonaktiebolaget LM
     Ericsson, Cl B                     31,000             616
                                                      --------
                                                         3,165
                                                      --------
SWITZERLAND--9.6%
   Credit Suisse Group - Registered      4,500             894
   Givaudan - Registered*                  122              37
   Nestle - Registered                     261             522
   Pharma Vision 2000 - Bearer*            200             134
   PSP Swiss Property*                   3,000             276
   Rieter Holding                        1,200             404
   Roche Holding - Bearer                   22             232
   Roche Holding - Genusscheine             90             875
   Swiss Re - Registered                   240             489
   Zurich Allied                           625             309
                                                      --------
                                                         4,172
                                                      --------
UNITED KINGDOM--20.5%
   3I Group                             23,000             474
   Abbey National                       22,000             264
   Amvescap                             35,000             563
   AstraZeneca                          10,500             491
   BP Amoco ADR                          4,512             255
   Capita Group                         32,000             789
   Compass Group                        56,500             746

--------------------------------------------------------------------------------
38

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Dixons Group*                        54,667        $    223
   Glaxo Wellcome                       16,000             468
   Hays                                 45,000             251
   HSBC Holdings                        36,700             420
   Invensys                             90,000             338
   Lasmo                               125,000             266
   Logica                               12,500             296
   Misys                                23,500             199
   Nycomed Amersham                     34,100             329
   Provident Financial                  10,000             105
   Prudential                           32,000             470
   Royal Bank of Scotland Group         20,000             335
   Vodafone AirTouch                   185,392             751
   WPP Group                            57,000             834
                                                      --------
                                                         8,867
                                                      --------
Total Foreign Common Stocks
   (Cost $36,405)                                       41,145
                                                      --------
FOREIGN PREFERRED STOCKS--1.3%
BRAZIL--0.0%
   CIA Vale do Rio Doce*                 2,000              --
                                                      --------
GERMANY--1.3%
   Prosieben Media                       2,100             262
   SAP*                                  1,650             304
                                                      --------
                                                           566
                                                      --------
Total Foreign Preferred Stocks
   (Cost $568)                                             566
                                                      --------
Foreign Warrants--0.0%
   Credit Suisse Group,
     expires 09/15/00*                  15,000              10
   Siam Commercial Warrants,
     expires 06/22/04*                     300              --
                                                      --------
Total Foreign Warrants
   (Cost $10)                                               10
                                                      --------
CASH EQUIVALENT--5.2%
   UBOC Money Market
     Demand Deposit                  2,270,903           2,271
                                                      --------
Total Cash Equivalent
   (Cost $2,271)                                         2,271
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
Total Investments--101.5%
   (Cost $39,254)                                     $ 43,992
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(1.5%)                 (665)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 2,699,035 outstanding shares
     of beneficial interest                             32,539
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 65,220 outstanding shares
     of beneficial interest                                729
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 258,092 outstanding shares
     of beneficial interest                              3,662
   Undistributed net investment income                     113
   Accumulated net realized gain on
     foreign currency transactions                           1
   Acculumated net realized gain on investments          1,859
   Net unrealized depreciation on foreign currency
     and translation of other assets and liabilities
     in foreign currency investments                      (314)
   Net unrealized appreciation on investments            4,738
                                                      --------
Total Net Assets--100.0%                               $43,327
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $14.37
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                           $14.27
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A ($14.27 / 94.5%)          $15.10
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $13.97
                                                      ========

* NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GBP -- TRADED IN GREAT BRITISH POUNDS
LTD. -- LIMITED
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              39

                       THIS PAGE LEFT INTENTIONALLY BLANK.


--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS (000)                                                                                        [LOGO OMITTED]
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000                                                               JUNE 30, 2000 (UNAUDITED)


                                          ------------------------------------------------------------------------------------------
                                            U.S. TREASURY                           PRIME          U.S. TREASURY       INSTITUTIONAL
                                             SECURITIES        TAX-EXEMPT        OBLIGATION          SECURITIES           SELECT
                                                MONEY             MONEY             MONEY            PLUS MONEY           MONEY
                                               MARKET            MARKET            MARKET              MARKET             MARKET
                                                FUND              FUND              FUND                FUND               FUND
                                          ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                          $ 24,859           $  4,095           $29,922            $ 1,712             $11,646
                                          ---------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee                      1,493                351             1,712                 44                 190
  Less: investment advisory fee waived            --                 --                --                (23)                 --
  Administration fee                             851                200               974                103                 190
  Custody fee                                    107                 25               122                  7                  48
  Transfer agency fee                             12                 10                46                  7                  11
  Professional fees                               46                  8                79                  3                  32
  Registration fees                               32                (10)               39                  3                  21
  Distribution fees (1)                          163                 52               644                  9                  --
  Less: Distribution fees waived                  --                 --              (264)                --                  --
  Printing expense                                99                  9                95                  8                  33
  Insurance and other expenses                    63                  2                22                  2                  13
                                          ---------------------------------------------------------------------------------------
   Total expenses, net                         2,866                647             3,469                163                 538
                                          ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                         21,993              3,448            26,453              1,549              11,108
                                          ---------------------------------------------------------------------------------------
   Net realized loss on investments               (1)                (1)               --                 --                  --
                                          ---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                          $ 21,992           $  3,447           $26,453            $ 1,549             $11,108
                                          =======================================================================================

(1) DISTRIBUTION FEES ARE INCURRED AT THE CLASS A, CLASS B AND CLASS S LEVELS, AND FOR THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              41


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000

                                          ------------------------------------------------------------------------------------------
                                            INTERMEDIATE-
                                                TERM                           PENNSYLVANIA             NEW JERSEY             HIGH
                                             GOVERNMENT            FIXED         MUNICIPAL               MUNICIPAL             YIELD
                                             SECURITIES           INCOME        SECURITIES              SECURITIES             BOND
                                                FUND               FUND            FUND                    FUND                FUND
                                          ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income                               $ --            $   --         $    --                 $   --                $ 441
   Interest income                                649             6,321             819                  2,798                   --
   Less: Foreign taxes withheld                    --                --              --                     --                   --
                                          ------------------------------------------------------------------------------------------
   Total income                                   649             6,321             819                  2,798                  441
                                          ------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                         62               581              90                    314                   27
   Less: investment advisory fee waived           (16)              (90)            (19)                   (44)                  --
   Administration fee                              21               193              30                    104                    9
   Less: Administration fee waiver                 --                --              --                     --                   (9)
   Custody fee                                      3                24               4                     13                    1
   Transfer agency fee                             12                27              11                     17                   27
   Professional fees                               --                12               1                      3                   --
   Registration fees                               --                 7               2                      2                   (1)
   Distribution fees (1)                            1                37              --                     13                   26
   Printing expense                                --                10              --                      2                    1
   Amortization of deferred
     organizational costs                          --                --              --                     --                   --
   Insurance and other expenses                     1                10               2                      8                    1
                                          ------------------------------------------------------------------------------------------
   Total expenses, net                             84               811             121                    432                   82
                                          ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      565             5,510             698                  2,366                  359
   Net realized gain (loss)
   on investments                                (396)           (1,419)         (1,155)                  (384)                (154)
   Net realized loss on foreign currency
     transactions and foreign
     currency contracts                            --                --              --                     --                   --
   Net change in unrealized depreciation
     on foreign currency and translation
     of other assets and liabilities
     denominated in foreign currency               --                --              --                     --                   --
   Net change in unrealized appreciation
     (depreciation) on investments                428             1,872           1,845                  1,316                 (479)
                                          ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    $ 597            $5,963          $1,388                 $3,298                $(274)

                                          ==========================================================================================


(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A AND CLASS B LEVELS. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
42


                                                                                                                      [logo omitted]
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           JUNE 30, 2000 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                         EQUITY           EQUITY              EQUITY             EQUITY                           INTERNATIONAL
     BALANCED            INCOME            INDEX               VALUE             GROWTH            MID CAP           EQUITY
       FUND               FUND             FUND                FUND               FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
       $223             $ 1,143           $   76           $  2,118            $   741              $ 11          $   266
        672                 180               --                101                430                10               89
         (1)                 (6)              --                (38)               (12)               --              (16)
     -------------------------------------------------------------------------------------------------------------------------------
        894               1,317               76              2,181              1,159                21              339
     -------------------------------------------------------------------------------------------------------------------------------

        274                 406              124              1,172              1,253                36              201
        (71)                (73)             (49)              (105)               (79)              (12)             (38)
         73                 108               33                311                333                10               40
         --                  --              (33)                --                 --                --               --
          9                  14                4                 39                 42                 1               32
         65                  65               58                 86                 61                 1               53
          5                   6              (13)                23                 31                --                2
          5                   4                2                 17                 12                 3               (1)
        193                 105              121                195                176                --                9
          2                   8                3                 18                 21                (1)               7

         --                  --               --                 --                 11                --                1
          3                   4                4                  2                (14)                1                4
     -------------------------------------------------------------------------------------------------------------------------------
        558                 647              254              1,758              1,847                39              310
     -------------------------------------------------------------------------------------------------------------------------------
        336                 670             (178)               423               (688)              (18)              29


        772               1,546              (56)            12,976             33,570                58            1,491


         --                  --               --                 --                 --                --             (128)



         --                  --               --                 --                 --                --             (314)

       (705)             (4,992)             (87)           (17,341)           (23,829)              832           (6,271)
     -------------------------------------------------------------------------------------------------------------------------------

       $403             $(2,776)           $(321)         $  (3,942)         $   9,053              $872          $(5,193)

====================================================================================================================================


================================================================================
                                                                              43


STATEMENTS OF CHANGES IN
NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999


                                             ---------------------------------------------------------------------------------------
MONEY MARKET FUNDS                                                     U.S. TREASURY                         TAX-EXEMPT
                                                                         SECURITIES                         MONEY MARKET
                                                                      MONEY MARKET FUND                          FUND
                                             ---------------------------------------------------------------------------------------
                                                                   2000              1999               2000              1999
                                             ---------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                       $  21,993        $     37,636          $  3,448         $    4,319
   Net realized loss on investments                                   (1)                 (2)               (1)                --
                                             ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                21,992              37,634             3,447              4,319
                                             ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                       (18,750)            (34,078)           (2,769)            (3,755)
   Class A                                                        (3,259)             (3,844)             (679)              (565)
   Class B                                                            --                  --                --                 --
   Class S                                                            --                  --                --                 --
                                             ---------------------------------------------------------------------------------------
          Total distributions                                    (22,009)            (37,922)           (3,448)            (4,320)
                                             ---------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                              709,942           1,803,403           119,024            188,938
      Shares issued in lieu of cash distributions                    124                 207               247                399
      Shares redeemed                                           (820,170)         (1,767,995)          (91,544)          (197,493)
                                             ---------------------------------------------------------------------------------------
         Net Class I share transactions                         (110,104)             35,615            27,727             (8,156)
                                             ---------------------------------------------------------------------------------------
Class A:
      Shares issued                                              115,899             169,750            70,938             46,912
      Shares issued in lieu of cash distributions                     68                  99                23                 44
      Shares redeemed                                            (78,575)           (119,657)          (42,895)           (37,792)
                                             ---------------------------------------------------------------------------------------
         Net Class A share transactions                           37,392              50,192            28,066              9,164
                                             ---------------------------------------------------------------------------------------
Class B:
      Shares issued                                                   --                  --                --                 --
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --                --                 --
                                             ---------------------------------------------------------------------------------------
         Net Class B share transactions                               --                  --                --                 --
   Class S:
      Shares issued                                                   --                  --                --                 --
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --                --                 --
                                             ---------------------------------------------------------------------------------------
         Net Class S share transactions                               --                  --                --                 --
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets from
     share transactions                                          (72,712)             85,807            55,793              1,008
                                             ---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (72,729)             85,519            55,792              1,007
                                             ---------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           956,836             871,317           163,244            162,237
                                             ---------------------------------------------------------------------------------------
NET ASSETS:
   End of period                                               $ 884,107         $   956,836          $219,036          $ 163,244
                                             =======================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
44


                                                                                                                      [logo omitted]
                                                                                                           JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                PRIME                                      U.S. TREASURY                                INSTITUTIONAL
              OBLIGATION                                  SECURITIES PLUS                               SELECT MONEY
           MONEY MARKET FUND                             MONEY MARKET FUND                              MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
      2000                 1999                     2000                 1999                     2000                1999
   ---------------------------------------------------------------------------------------------------------------------------------


  $    26,453          $   38,121                $    1,549          $     2,686             $    11,108           $ 12,342
           --                  (1)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------
       26,453              38,120                     1,549                2,686                  11,108             12,342
   ---------------------------------------------------------------------------------------------------------------------------------


      (20,907)            (31,765)                   (1,549)              (2,686)                (11,108)           (12,343)
          (83)               (160)                       --                   --                      --                 --
          (27)                (31)                       --                   --                      --                 --
       (5,436)             (6,178)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

      (26,453)            (38,134)                   (1,549)              (2,686)                (11,108)           (12,343)
   ---------------------------------------------------------------------------------------------------------------------------------


      786,850           1,308,297                   160,969              368,717                 736,264            749,927
        2,935               4,968                     1,439                2,332                      --                 --
     (775,730)         (1,154,843)                 (167,633)            (374,931)               (691,958)          (540,445)
   ---------------------------------------------------------------------------------------------------------------------------------
       14,055             158,422                    (5,225)              (3,882)                 44,306            209,482

   ---------------------------------------------------------------------------------------------------------------------------------
          830               2,540                        --                   --                      --                 --
           79                 152                        --                   --                      --                 --
       (1,360)             (3,350)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

         (451)               (658)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------


        1,557               3,017                        --                   --                      --                 --
           25                  30                        --                   --                      --                 --
       (2,197)             (1,458)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

         (615)              1,589                        --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

      193,854             217,851                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
     (138,916)           (131,060)                       --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

       54,938              86,791                        --                   --                      --                 --
   ---------------------------------------------------------------------------------------------------------------------------------

       67,927             246,144                    (5,225)              (3,882)                 44,306            209,482

   ---------------------------------------------------------------------------------------------------------------------------------
       67,927             246,130                    (5,225)              (3,882)                 44,306            209,481

   ---------------------------------------------------------------------------------------------------------------------------------
      950,264             704,134                    59,340               63,222                 339,572            130,091
   ---------------------------------------------------------------------------------------------------------------------------------

   $1,018,191           $ 950,264               $    54,115            $  59,340             $   383,878           $339,572
   =================================================================================================================================



--------------------------------------------------------------------------------
                                                                              45


STATEMENTS OF CHANGES IN
NET ASSETS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999


                                                                                                        ----------------------------
FIXED INCOME FUNDS                                                                                             INTERMEDIATE-
                                                                                                              TERM GOVERNMENT
                                                                                                              SECURITIES FUND
                                                                                                        ----------------------------
                                                                                                           2000              1999
                                                                                                        ----------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                                                 $    565         $  1,426
   Net realized gain (loss) on investments                                                                   (396)              96
   Net change in unrealized appreciation (depreciation) on investments                                        428           (1,778)
                                                                                                        ----------------------------
   Net increase (decrease) in net assets resulting from operations                                            597             (256)
                                                                                                        ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                                                   (542)          (1,377)
   Class A                                                                                                    (23)             (53)
   Class B                                                                                                     --               --
   Realized capital gains:
   Class I                                                                                                     --               --
   Class A                                                                                                     --               --
   Class B                                                                                                     --               --
                                                                                                        ----------------------------
   Total distributions                                                                                    (565)          (1,430)
                                                                                                        ----------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                                           1,501            2,746
      Reinvestment of cash distributions                                                                      216              601
      Cost of shares redeemed                                                                              (4,317)         (11,082)
                                                                                                        ----------------------------
         Net Class I share transactions                                                                    (2,600)          (7,735)
   Class A:
      Proceeds from shares issued                                                                              29              154
      Reinvestment of cash distributions                                                                       21               48
      Cost of shares redeemed                                                                                (133)            (444)
                                                                                                        ----------------------------
         Net Class A share transactions                                                                       (83)            (242)
   Class B:
      Proceeds from shares issued                                                                               --                --
      Reinvestment of cash distributions                                                                        --                --
      Cost of shares redeemed                                                                                   --                --
                                                                                                        ----------------------------
         Net Class B share transactions                                                                         --                --
   Increase (decrease) in net assets from share transactions                                               (2,683)          (7,977)
                                                                                                        ----------------------------
 Total increase (decrease) in net assets                                                                   (2,651)          (9,663)
                                                                                                        ----------------------------
NET ASSETS:
   Beginning of period                                                                                     23,031           32,694
                                                                                                        ----------------------------
NET ASSETS:
   End of period                                                                                         $ 20,380          $23,031
                                                                                                        ============================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                                                  154              272
      Issued in lieu of cash distributions                                                                     22               60
      Redeemed                                                                                               (444)          (1,099)
                                                                                                        ----------------------------
         Net Class I share transactions                                                                      (268)            (767)
                                                                                                        ----------------------------
   Class A shares:
      Issued                                                                                                    3               16
      Issued in lieu of cash distributions                                                                      2                5
      Redeemed                                                                                                (14)             (44)
                                                                                                        ----------------------------
         Net Class A share transactions                                                                        (9)             (23)
                                                                                                        ----------------------------
Class B shares:
      Issued                                                                                                   --               --
      Issued in lieu of cash distributions                                                                     --               --
      Redeemed                                                                                                 --               --
                                                                                                        ----------------------------
         Net Class B share transactions                                                                        --               --
                                                                                                        ----------------------------
Net increase (decrease) in shares                                                                            (277)            (790)
                                                                                                        ============================

   The accompanying notes are an integral part of the financial statements.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------
46


                                                                                                                      [logo omitted]
                                                                                                           JUNE 30, 2000 (UNAUDITED)


   ---------------------------------------------------------------------------------------------------------------------------------
           FIXED                           PENNSYLVANIA                        NEW JERSEY                      HIGH YIELD
          INCOME                             MUNICIPAL                          MUNICIPAL                         BOND
           FUND                           SECURITIES FUND                    SECURITIES FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
     2000         1999                  2000          1999                 2000          1999               2000          1999
   ---------------------------------------------------------------------------------------------------------------------------------
  $   5,510    $  11,667              $    698      $  1,544           $   2,366      $   5,473          $    359      $      522
     (1,419)      (1,621)               (1,155)           (6)               (384)           275              (154)            (65)
      1,872      (14,001)                1,845        (4,054)              1,316         (7,694)             (479)           (409)
   ---------------------------------------------------------------------------------------------------------------------------------
      5,963       (3,955)                1,388        (2,516)              3,298         (1,946)             (274)             48
   ---------------------------------------------------------------------------------------------------------------------------------

     (5,270)     (11,097)                 (691)       (1,529)             (2,150)        (4,895)             (157)           (178)
        (88)        (212)                   (7)          (15)               (216)          (579)               (7)            (15)
       (154)        (347)                   --            --                  --             --              (194)           (329)

         --           --                    --          (365)                 --           (252)               --              (3)
         --           --                    --            (4)                 --            (29)               --              (1)
         --           --                    --            --                  --             --                --              (4)
     (5,512)     (11,656)                 (698)       (1,913)             (2,366)        (5,755)             (358)           (530)
   ---------------------------------------------------------------------------------------------------------------------------------


     12,502       33,717)                1,897         5,166               3,775         11,758               986           3,599
      1,453        3,317                     8           155                 300            844                 8              17
    (22,281)     (45,830)               (6,657)       (6,597)            (11,752)       (26,435)             (524)           (460)
   ---------------------------------------------------------------------------------------------------------------------------------
     (8,326)      (8,796)               (4,752)       (1,276)             (7,677)       (13,833)              470           3,156
   ---------------------------------------------------------------------------------------------------------------------------------

        373        1,373                    35             1                  81            897                81             155
         74          171                     5            15                 171            488                 3              11
     (1,250)      (1,748)                   (9)          (99)             (2,473)        (5,691)             (136)            (47)
   ---------------------------------------------------------------------------------------------------------------------------------
       (803)        (204)                   31           (83)             (2,221)        (4,306)              (52)            119
   ---------------------------------------------------------------------------------------------------------------------------------

        335        4,655                    --            --                  --             --               637           4,476
        121          293                    --            --                  --             --               110             207
     (2,263)      (3,543)                   --            --                  --             --            (1,080)         (1,089)
   ---------------------------------------------------------------------------------------------------------------------------------
     (1,807)       1,405                    --            --                  --             --              (333)          3,594
    (10,936)      (7,595)               (4,721)       (1,359)             (9,898)       (18,139)               85           6,869
    (10,485)     (23,206)               (4,031)       (5,788)             (8,966)       (25,840)             (547)          6,387
   ---------------------------------------------------------------------------------------------------------------------------------

    202,377      225,583                32,303        38,091             110,682        136,522             9,268           2,881
   ---------------------------------------------------------------------------------------------------------------------------------

   $191,892     $202,377               $28,272       $32,303            $101,716       $110,682           $ 8,721         $ 9,268
   =================================================================================================================================


      1,280        3,301                   209           524                 368          1,093               108             365
        149          328                     1            16                  29             80                 1               2
     (2,282)      (4,533)                 (737)         (668)             (1,145)        (2,482)              (58)            (47)
   ---------------------------------------------------------------------------------------------------------------------------------
       (853)        (904)                 (527)         (128)               (748)        (1,309)               51             320
   ---------------------------------------------------------------------------------------------------------------------------------

         38          136                     4            --                   8             84                 9              15
          8           17                    --             2                  17             46                --               1
       (129)        (174)                   (1)          (10)               (243)          (536)              (15)             (5)
   ---------------------------------------------------------------------------------------------------------------------------------
        (83)         (21)                    3            (8)               (218)          (406)               (6)             11
   ---------------------------------------------------------------------------------------------------------------------------------
         34          453                    --            --                  --             --                70             453
         12           29                    --            --                  --             --                12              21
       (231)        (349)                   --            --                  --             --              (118)           (112)
   ---------------------------------------------------------------------------------------------------------------------------------
       (185)         133                    --            --                  --             --               (36)            362
     (1,121)        (792)                 (524)         (136)               (966)        (1,715)                9             693
   =================================================================================================================================


--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN
NET ASSETS (000)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                ----------------------------------------------------
                                                                                        BALANCED                  EQUITY INCOME
                                                                                          FUND                        FUND
 EQUITY FUNDS                                                                   ----------------------------------------------------
                                                                                  2000         1999           2000         1999
                                                                                ----------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                 $    336     $   987        $    670    $  1,655
   Net realized gain (loss) on investments                                           772        (423)          1,546         (99)
   Net realized gain (loss) on foreign currency transactions
      and foreign currency contracts                                                  --          --              --          --
   Net change in unrealized appreciation (depreciation)
      on foreign currency and translation of other assets
      and liabilities denominated in foreign currency                                 --          --              --          --
   Net change in unrealized appreciation (depreciation) on investments              (705)      5,651          (4,992)      5,717
                                                                                ----------------------------------------------------
   Net increase in net assets resulting from operations                              403       6,215          (2,776)      7,273
                                                                                ----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                          (196)       (548)           (547)     (1,022)
   Class A                                                                           (59)       (167)            (85)       (161)
   Class B                                                                           (90)       (270)            (38)        (36)
   Realized capital gains:
   Class I                                                                            --         (41)             --        (655)
   Class A                                                                            --         (14)             --        (131)
   Class B                                                                            --         (44)             --        (142)
                                                                                ----------------------------------------------------
   Total distributions                                                              (345)     (1,084)           (670)     (2,147)
                                                                                ----------------------------------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                  1,893       5,745           2,411       4,834
      Reinvestment of cash distributions                                             141         454             128         880
      Cost of shares redeemed                                                     (6,427)     (7,263)        (14,553)    (18,577)
                                                                                ----------------------------------------------------
         Net Class I share transactions                                           (4,393)     (1,064)        (12,014)    (12,863)
                                                                                ----------------------------------------------------
   Class A:
      Proceeds from shares issued                                                    260       1,361             508       4,120
      Reinvestment of cash distributions                                              58         178              83         287
      Cost of shares redeemed                                                     (1,601)     (2,841)         (4,708)     (5,463)
                                                                                ----------------------------------------------------
         Net Class A share transactions                                           (1,283)     (1,302)         (4,117)     (1,056)
                                                                                ----------------------------------------------------
   Class B:
      Proceeds from shares issued                                                  4,168      16,263           1,336       3,635
      Reinvestment of cash distributions                                              89         308              37         177
      Cost of shares redeemed                                                     (4,854)     (4,305)         (3,842)     (4,287)
                                                                                ----------------------------------------------------
         Net Class B share transactions                                             (597)     12,266          (2,469)       (475)
                                                                                ----------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                           (6,273)      9,900         (18,600)    (14,394)
                                                                                ----------------------------------------------------
   Total increase (decrease) in net assets                                        (6,215)     15,031         (22,046)     (9,268)
                                                                                ----------------------------------------------------
NET ASSETS:
   Beginning of period                                                            78,689      63,658         122,413     131,681
                                                                                ----------------------------------------------------
NET ASSETS:
   End of period                                                                $ 72,474     $78,689        $100,367    $122,413
                                                                                ====================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                         129         400             169         331
      Issued in lieu of cash distributions                                             9          32               9          61
      Redeemed                                                                      (436)       (506)         (1,029)     (1,269)
                                                                                ----------------------------------------------------
         Net Class I share transactions                                             (298)        (74)           (851)       (877)
                                                                                ----------------------------------------------------
   Class A shares:
      Issued                                                                          17          95              35         279
      Issued in lieu of cash distributions                                             4          12               6          20
      Redeemed                                                                      (108)       (199)           (335)       (373)
                                                                                ----------------------------------------------------
         Net Class A share transactions                                              (87)        (92)           (294)        (74)
                                                                                ----------------------------------------------------
   Class B shares:
      Issued                                                                         282       1,148              94         252
      Issued in lieu of cash distributions                                             6          22               3          12
      Redeemed                                                                      (329)       (301)           (275)       (295)
                                                                                ----------------------------------------------------
         Net Class B share transactions                                              (41)        869            (178)        (31)
                                                                                ----------------------------------------------------
         Net increase (decrease) in shares                                          (426)        703          (1,323)       (982)
                                                                                ====================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
48


                                                                                                                      [LOGO OMITTED]
                                                                                                           JUNE 30, 2000 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
      EQUITY INDEX                 EQUITY VALUE                EQUITY GROWTH                MID CAP           INTERNATIONAL EQUITY
          FUND                         FUND                        FUND                      FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------
    2000         1999            2000        1999            2000       1999            2000       1999           2000     1999
 -----------------------------------------------------------------------------------------------------------------------------------
  $   (178)  $    (38)         $    423   $  1,095       $   (688)    $   (895)    $    (18)     $   (44)       $    29   $    83
       (56)       163            12,976      6,044         33,570       30,254           58          (21)         1,491     1,014

        --         --                --         --             --           --           --           --           (128)      129


        --        --                 --         --             --           --           --           --           (314)       (2)
       (87)     3,390           (17,341)    32,840        (23,829)      75,515          832          344         (6,271)    8,841
 -----------------------------------------------------------------------------------------------------------------------------------
      (321)     3,515            (3,942)    39,979          9,053      104,874          872          279         (5,193)   10,065
 -----------------------------------------------------------------------------------------------------------------------------------


        --        --               (413)    (1,055)            --           --           --           --             --        --
        --        --                (10)       (39)            --           --           --           --             --        --
        --        --                 --         --             --           --           --           --             --        --

        --        (10)               --     (2,843)            --      (45,856)          --         (119)            --        --
        --         (3)               --       (209)            --         (824)          --           --             --        --
        --        (34)               --       (355)            --       (3,397)          --           --             --        --
 -----------------------------------------------------------------------------------------------------------------------------------
        --        (47)             (423)    (4,501)            --      (50,077)          --         (119)            --        --
 -----------------------------------------------------------------------------------------------------------------------------------


     2,681      5,504            11,201     32,942         24,330       23,725        1,824        1,999         12,639     9,240
        --         10               196      3,310             --       44,971           --          115             --        --
    (1,605)      (378)          (26,371)   (35,286)       (19,910)     (30,380)      (2,037)      (3,939)        (2,043)   (4,754)
 -----------------------------------------------------------------------------------------------------------------------------------
     1,076      5,136           (14,974)       966          4,420       38,316         (213)      (1,825)        10,596     4,486
 -----------------------------------------------------------------------------------------------------------------------------------

       702      1,087             1,133      2,711          3,254        2,032           --           --            439        43
        --          3                10        245             --          774           --           --             --        --
      (447)      (271)           (3,317)    (3,712)          (767)      (1,972)          --           --           (104)     (151)
 -----------------------------------------------------------------------------------------------------------------------------------
       255        819            (2,174)      (756)         2,487          834           --           --            335      (108)
 -----------------------------------------------------------------------------------------------------------------------------------

     5,886     16,956             5,584     15,154         21,094       13,014           --           --          3,141       427
        --         34                --        352             --        3,374           --           --             --        --
    (2,508)    (1,919)           (4,041)    (3,378)        (2,378)      (1,712)          --           --           (185)      (37)
 -----------------------------------------------------------------------------------------------------------------------------------
     3,378     15,071             1,543     12,128         18,716       14,676           --           --          2,956       390
 -----------------------------------------------------------------------------------------------------------------------------------

     4,709     21,026           (15,605)    12,338         25,623       53,826         (213)      (1,825)        13,887     4,768
 -----------------------------------------------------------------------------------------------------------------------------------
     4,388     24,494           (19,970)    47,816         34,676      108,623          659       (1,665)         8,694    14,833
 -----------------------------------------------------------------------------------------------------------------------------------

    30,882      6,388           328,608    280,792        318,293      209,670        9,364       11,029         34,633    19,800
 -----------------------------------------------------------------------------------------------------------------------------------

  $ 35,270   $ 30,882          $308,638   $328,608       $352,969     $318,293     $ 10,023      $ 9,364        $43,327   $34,633
 ===================================================================================================================================


       193        424               637      1,948          1,674        1,839          150          202            818       713
        --          1                11        192             --        3,476           --           11             --        --
      (113)       (30)           (1,501)    (2,082)        (1,377)      (2,349)        (166)        (391)          (138)     (377)
 -----------------------------------------------------------------------------------------------------------------------------------
        80        395              (853)        58            297        2,966          (16)        (178)           680       336
 -----------------------------------------------------------------------------------------------------------------------------------

        50         87                64        162            226          158           --           --             29         3
        --         --                 1         14             --           61           --           --             --        --
       (32)       (21)             (190)      (221)           (53)        (155)          --           --             (7)      (11)
 -----------------------------------------------------------------------------------------------------------------------------------
        18         66              (125)       (45)           173           64           --           --             22        (8)
 -----------------------------------------------------------------------------------------------------------------------------------

       427      1,330               322        907          1,503        1,027           --           --            212        34
        --          3                --         20             --          268           --           --             --        --
      (184)      (149)             (234)      (200)          (168)        (135)          --           --            (13)       (3)
 -----------------------------------------------------------------------------------------------------------------------------------
       243      1,184                88        727          1,335        1,160           --           --            199        31
 -----------------------------------------------------------------------------------------------------------------------------------
       341      1,645              (890)       740          1,805        4,190          (16)        (178)           901       359
 ===================================================================================================================================

--------------------------------------------------------------------------------
                                                                              49


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)



              NET ASSET                             DISTRIBUTIONS
                VALUE                NET              FROM NET         NET ASSET                        NET ASSETS
              BEGINNING          INVESTMENT          INVESTMENT        VALUE END          TOTAL           END OF
              OF PERIOD            INCOME              INCOME          OF PERIOD        RETURN(+)      PERIOD (000)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         $1.00             $0.03              $(0.03)           $1.00              2.61%         $728,235
   1999           1.00              0.04               (0.04)            1.00              4.33           838,350
   1998           1.00              0.05               (0.05)            1.00              4.70           802,990
   1997           1.00              0.04               (0.04)            1.00              4.55           487,196
   1996           1.00              0.04               (0.04)            1.00              4.53           504,729
   1995           1.00              0.05               (0.05)            1.00              5.05           463,531
   CLASS A
   2000*         $1.00             $0.02              $(0.02)           $1.00              2.49%         $155,872
   1999           1.00              0.04               (0.04)            1.00              4.07           118,486
   1998           1.00              0.04               (0.04)            1.00              4.43            68,327
   1997           1.00              0.04               (0.04)            1.00              4.28            12,492
   1996           1.00              0.04               (0.04)            1.00              4.27             3,503
   1995           1.00              0.05               (0.05)            1.00              4.80             3,532
----------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         $1.00             $0.02              $(0.02)           $1.00              1.74%         $165,459
   1999           1.00              0.03               (0.03)            1.00              2.70           137,733
   1998           1.00              0.03               (0.03)            1.00              2.98           145,891
   1997           1.00              0.03               (0.03)            1.00              3.10            75,097
   1996           1.00              0.03               (0.03)            1.00              2.94            67,082
   1995           1.00              0.03               (0.03)            1.00              3.42            63,628

   CLASS A
   2000*         $1.00             $0.02              $(0.02)           $1.00              1.61%         $ 53,577
   1999           1.00              0.02               (0.02)            1.00              2.45            25,511
   1998           1.00              0.03               (0.03)            1.00              2.72            16,346
   1997           1.00              0.03               (0.03)            1.00              2.84             8,509
   1996           1.00              0.03               (0.03)            1.00              2.70             3,852
   1995           1.00              0.03               (0.03)            1.00              3.17             5,238
----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         $1.00             $0.03              $(0.03)           $1.00              2.76%         $772,309
   1999           1.00              0.05               (0.05)            1.00              4.65           758,255
   1998           1.00              0.05               (0.05)            1.00              5.02           599,844
   1997           1.00              0.05               (0.05)            1.00              5.02           400,689
   1996           1.00              0.05               (0.05)            1.00              4.83           401,423
   1995           1.00              0.05               (0.05)            1.00              5.40           259,667

   CLASS A
   2000*         $1.00             $0.03              $(0.03)           $1.00              2.63%          $ 3,055
   1999           1.00              0.04               (0.04)            1.00              4.39             3,507
   1998           1.00              0.05               (0.05)            1.00              4.76             4,166
   1997           1.00              0.05               (0.05)            1.00              4.75            17,514
   1996           1.00              0.04               (0.04)            1.00              4.58            11,347
   1995           1.00              0.05               (0.05)            1.00              5.14             6,925

   CLASS B
   2000*         $1.00             $0.02              $(0.02)           $1.00              2.25%          $ 1,121
   1999           1.00              0.04               (0.04)            1.00              3.61             1,735
   1998           1.00              0.04               (0.04)            1.00              3.99               146
   1997(1)        1.00                --                  --             1.00              5.48                10

   CLASS S
   2000*         $1.00             $0.03              $(0.03)           $1.00              2.58%         $241,706
   1999           1.00              0.04               (0.04)            1.00              4.28           186,767
   1998           1.00              0.05               (0.05)            1.00              4.66            99,978
   1997(2)        1.00              0.02               (0.02)            1.00              4.69            30,520
----------------------------------------------------------------------------------------------------------------------------


                                            RATIO                       RATIO OF                      RATIO OF NET
                                            OF NET                      EXPENSES                       INVESTMENT
                 RATIO OF                 INVESTMENT                   TO AVERAGE                      INCOME TO
                 EXPENSES                   INCOME                     NET ASSETS                  AVERAGE NET ASSETS
                TO AVERAGE                TO AVERAGE                   (EXCLUDING                      (EXCLUDING
                NET ASSETS                NET ASSETS                    WAIVERS)                        WAIVERS)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*           0.63%                    5.19%                        0.63%                            5.19%
   1999            0.64                     4.21                         0.64                             4.21
   1998            0.63                     4.57                         0.63                             4.57
   1997            0.65                     4.45                         0.66                             4.44
   1996            0.65                     4.44                         0.65                             4.44
   1995            0.65                     4.92                         0.65                             4.92

   CLASS A
   2000*           0.88%                    4.98%                        0.88%                            4.98%
   1999            0.89                     3.99                         0.89                             3.99
   1998            0.88                     4.28                         0.88                             4.28
   1997            0.90                     4.22                         0.90                             4.22
   1996            0.90                     4.19                         0.90                             4.19
   1995            0.90                     4.66                         0.90                             4.66
----------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*           0.59%                    3.48%                        0.59%                            3.48%
   1999            0.62                     2.66                         0.65                             2.63
   1998            0.65                     2.92                         0.69                             2.88
   1997            0.65                     3.05                         0.67                             3.03
   1996            0.65                     2.90                         0.68                             2.87
   1995            0.65                     3.37                         0.72                             3.30

   CLASS A
   2000*           0.84%                    3.27%                        0.84%                            3.27%
   1999            0.86                     2.44                         0.90                             2.40
   1998            0.90                     2.69                         0.94                             2.65
   1997            0.90                     2.82                         0.92                             2.80
   1996            0.90                     2.65                         0.93                             2.62
   1995            0.90                     3.14                         0.96                             3.08
----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*           0.63%                    5.48%                        0.63%                            5.48%
   1999            0.65                     4.56                         0.65                             4.56
   1998            0.63                     4.89                         0.63                             4.89
   1997            0.65                     4.90                         0.66                             4.89
   1996            0.65                     4.73                         0.67                             4.71
   1995            0.65                     5.26                         0.66                             5.25

   CLASS A
   2000*           0.88%                    5.22%                        0.88%                            5.22%
   1999            0.89                     4.29                         0.89                             4.29
   1998            0.88                     4.70                         0.88                             4.70
   1997            0.90                     4.67                         0.91                             4.66
   1996            0.90                     4.48                         0.92                             4.46
   1995            0.90                     5.01                         0.91                             5.00

   CLASS B
   2000*           1.63%                    4.47%                        1.63%                            4.47%
   1999            1.63                     3.79                         1.63                             3.79
   1998            1.63                     3.84                         1.63                             3.84
   1997(1)         1.65                     8.53                         3.01                             7.17

   CLASS S
   2000*           0.98%                    5.15%                        1.23%                            4.90%
   1999            1.00                     4.25                         1.25                             4.00
   1998            0.98                     4.52                         1.23                             4.27
   1997(2)         1.00                     4.67                         1.02                             4.65
----------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED AND
    HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON AUGUST 18, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
50


                                                                                                                      [logo omitted]
                                                                                                           JUNE 30, 2000 (UNAUDITED)




                                      REALIZED AND
          NET ASSET                    UNREALIZED        DISTRIBUTIONS    DISTRIBUTIONS                                  NET ASSETS
            VALUE         NET           GAINS OR           FROM NET           FROM         NET ASSET                       END OF
          BEGINNING   INVESTMENT       (LOSSES) ON        INVESTMENT         CAPITAL       VALUE END          TOTAL        PERIOD
          OF PERIOD     INCOME         SECURITIES           INCOME            GAINS        OF PERIOD        RETURN(+)       (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   2000*   $ 1.00        $0.03             $   --             $(0.03)      $  --              $ 1.00            2.64%    $ 54,115
   1999      1.00         0.04                 --              (0.04)         --                1.00            4.41       59,340
   1998      1.00         0.05                 --              (0.05)         --                1.00            4.78       63,222
   1997      1.00         0.05                 --              (0.05)         --                1.00            4.89       68,658
   1996      1.00         0.05                 --              (0.05)         --                1.00            4.82       65,173
   1995      1.00         0.05                 --              (0.05)         --                1.00            5.40       64,697
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   2000*   $ 1.00        $0.03             $   --             $(0.03)      $  --              $ 1.00            2.94%    $383,878
   1999      1.00         0.05                 --              (0.05)         --                1.00            5.02      339,572
   1998      1.00         0.05                 --              (0.05)         --                1.00            5.35      130,091
   1997(1)   1.00         0.03                 --              (0.03)         --                1.00            5.38       61,522
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*   $ 9.76        $0.26             $ 0.02             $(0.26)      $  --              $ 9.78            2.96%    $ 19,516
   1999     10.37         0.53              (0.61)             (0.53)         --                9.76           (0.83)      22,086
   1998     10.27         0.56               0.10              (0.56)         --               10.37            6.60       31,441
   1997     10.16         0.58               0.11              (0.58)         --               10.27            6.96       31,739
   1996     10.37         0.53              (0.21)             (0.53)         --               10.16            3.26       24,679
   1995      9.51         0.54               0.86              (0.54)         --               10.37           15.00       28,877
   CLASS A
   2000*   $ 9.75        $0.25             $ 0.02             $(0.25)      $  --              $ 9.77            2.83%     $   864
   1999     10.37         0.50              (0.62)             (0.50)         --                9.75           (1.18)         945
   1998     10.26         0.54               0.11              (0.54)         --               10.37            6.47        1,253
   1997     10.16         0.55               0.10              (0.55)         --               10.26            6.60        1,397
   1996     10.37         0.52              (0.22)             (0.51)         --               10.16            3.01        2,578
   1995      9.51         0.51               0.86              (0.51)         --               10.37           14.71        3,665
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*   $ 9.81        $0.28             $ 0.03             $(0.28)      $  --              $ 9.84            3.20%    $183,024
   1999     10.53         0.54              (0.72)             (0.54)         --                9.81           (1.71)     190,905
   1998     10.38         0.58               0.21              (0.58)      (0.06)              10.53            7.80      214,456
   1997     10.21         0.60               0.17              (0.60)         --               10.38            7.78      206,810
   1996     10.49         0.57              (0.28)             (0.57)         --               10.21            2.94      100,129
   1995      9.44         0.59               1.05              (0.59)         --               10.49           17.76      113,509
   CLASS A
   2000*   $ 9.79        $0.27             $ 0.04             $(0.27)      $  --              $ 9.83            3.18%     $ 2,994
   1999     10.51         0.52              (0.72)             (0.52)         --                9.79           (1.97)       3,794
   1998     10.36         0.55               0.21              (0.55)      (0.06)              10.51            7.54        4,292
   1997     10.20         0.57               0.16              (0.57)         --               10.36            7.41        4,526
   1996     10.48         0.55              (0.28)             (0.55)         --               10.20            2.68        4,830
   1995      9.44         0.56               1.04              (0.56)         --               10.48           17.36        5,844
   CLASS B
   2000*   $ 9.84        $0.23             $ 0.02             $(0.23)     $   --              $ 9.86            2.59%     $ 5,874
   1999     10.55         0.45              (0.72)             (0.44)         --                9.84           (2.57)       7,678
   1998     10.39         0.48               0.22              (0.48)      (0.06)              10.55            6.84        6,835
   1997(2)  10.11         0.31               0.28              (0.31)         --               10.39            9.41        1,268
------------------------------------------------------------------------------------------------------------------------------------



                                                 RATIO OF                 RATIO OF NET
                            RATIO OF             EXPENSES                  INVESTMENT
                               NET              TO AVERAGE                 INCOME TO
            RATIO OF       INVESTMENT           NET ASSETS             AVERAGE NET ASSETS
            EXPENSES         INCOME             (EXCLUDING                 (EXCLUDING             PORTFOLIO
           TO AVERAGE      TO AVERAGE          WAIVERS AND                 WAIVERS AND            TURNOVER
           NET ASSETS      NET ASSETS        REIMBURSEMENTS)             REIMBURSEMENTS)            RATE
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   2000*      0.55%          5.25%                 0.63%                      5.17%                 n/a
   1999       0.55           4.32                  0.67                       4.20                  n/a
   1998       0.55           4.69                  0.70                       4.54                  n/a
   1997       0.55           4.78                  0.65                       4.68                  n/a
   1996       0.55           4.72                  0.65                       4.62                  n/a
   1995       0.55           5.26                  0.62                       5.19                  n/a
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   2000*      0.28%          5.83%                 0.28%                      5.83%                 n/a
   1999       0.29           4.96                  0.29                       4.96                  n/a
   1998       0.30           5.22                  0.32                       5.20                  n/a
   1997(1)    0.30           5.32                  0.35                       5.27                  n/a
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*      0.80%          5.47%                 0.95%                      5.32%                7.69%
   1999       0.80           5.20                  0.97                       5.03                49.64
   1998       0.80           5.43                  0.97                       5.26                43.42
   1997       0.80           5.69                  0.94                       5.55                57.82
   1996       0.80           5.26                  0.87                       5.19                40.60
   1995       0.80           5.33                  1.05                       5.08                68.29

   CLASS A
   2000*      1.05%          5.22%                 1.20%                      5.07%                7.69%
   1999       1.05           4.95                  1.14                       4.86                49.64
   1998       1.05           5.19                  1.22                       5.02                43.42
   1997       1.05           5.40                  1.19                       5.26                57.82
   1996       1.05           5.01                  1.12                       4.94                40.60
   1995       1.05           5.08                  1.30                       4.83                68.29
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*      0.80%          5.73%                 0.91%                      5.62%               27.66%
   1999       0.80           5.35                  0.91                       5.24                34.42%
   1998       0.80           5.54                  0.91                       5.43                58.30
   1997       0.80           5.90                  0.91                       5.79                80.34
   1996       0.80           5.60                  0.92                       5.48                40.56
   1995       0.80           5.83                  0.91                       5.72                35.49

   CLASS A
   2000*      1.05%          5.47%                 1.16%                      5.36%               27.66%
   1999       1.05           5.10                  1.06                       5.09                34.42
   1998       1.05           5.31                  1.16                       5.20                58.30
   1997       1.05           5.60                  1.16                       5.49                80.34
   1996       1.05           5.35                  1.17                       5.23                40.56
   1995       1.05           5.58                  1.16                       5.47                35.49

   CLASS B
   2000*      1.80%          4.72%                 1.91%                      4.61%               27.66%
   1999       1.80           4.35                  1.81                       4.34                34.42
   1998       1.80           4.44                  1.91                       4.33                58.30
   1997(2)    1.80           5.02                  1.86                       4.96                80.34
------------------------------------------------------------------------------------------------------------------------------------


  * FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED
    AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JULY 1, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 16, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                              51


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)




                                       REALIZED AND
           NET ASSET                    UNREALIZED     DISTRIBUTIONS     DISTRIBUTIONS                                   NET ASSETS
             VALUE          NET          GAINS OR        FROM NET            FROM           NET ASSET                      END OF
           BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT          CAPITAL         VALUE END         TOTAL        PERIOD
           OF PERIOD      INCOME        SECURITIES        INCOME             GAINS          OF PERIOD       RETURN(+)       (000)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $ 9.03        $0.21          $ 0.23          $(0.21)         $   --           $ 9.26            4.93%     $ 27,930
   1999       10.26         0.43           (1.13)          (0.43)          (0.10)            9.03           (7.05)       31,999
   1998       10.41         0.44            0.05           (0.44)          (0.20)           10.26            4.84        37,658
   1997       10.17         0.45            0.26           (0.45)          (0.02)           10.41            7.18        42,134
   1996       10.23         0.44           (0.06)          (0.44)             --            10.17            3.89         3,665
   1995        9.55         0.40            0.68           (0.40)             --            10.23           11.53         3,345

   CLASS A
   2000*     $ 9.00        $0.20          $ 0.23          $(0.20)         $   --           $ 9.23            4.81%       $  342
   1999       10.23         0.40           (1.13)          (0.40)          (0.10)            9.00           (7.32)          304
   1998       10.38         0.42            0.05           (0.42)          (0.20)           10.23            4.58           433
   1997       10.17         0.43            0.23           (0.43)          (0.02)           10.38            6.63           404
   1996       10.22         0.42           (0.05)          (0.42)             --            10.17            3.74           344
   1995        9.55         0.38            0.67           (0.38)             --            10.22           11.15           269
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $10.26        $0.23          $ 0.10          $(0.23)         $   --           $10.36            3.27%     $ 92,307
   1999       10.92         0.47           (0.63)          (0.47)          (0.03)           10.26           (1.60)       99,133
   1998       10.92         0.48            0.03           (0.48)          (0.03)           10.92            4.79       119,816
   1997       10.71         0.49            0.21           (0.49)             --            10.92            6.76       131,002
   1996       10.79         0.44           (0.08)          (0.44)             --            10.71            3.42        20,689
   1995        9.93         0.47            0.86           (0.47)             --            10.79           13.57        28,080

   CLASS A
   2000*     $10.22        $0.22          $ 0.10          $(0.22)         $   --           $10.32            3.15%      $ 9,409
   1999       10.88         0.44           (0.63)          (0.44)          (0.03)           10.22           (1.87)       11,549
   1998       10.89         0.44            0.03           (0.45)          (0.03)           10.88            4.44        16,706
   1997       10.70         0.49            0.17           (0.47)             --            10.89            6.31        18,651
   1996       10.79         0.41           (0.09)          (0.41)             --            10.70            3.08        20,247
   1995        9.93         0.44            0.86           (0.44)             --            10.79           13.30        25,954
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $ 9.45        $0.39          $(0.64)         $(0.39)         $   --           $ 8.81           (2.70)%     $ 3,701
   1999        9.99         0.79           (0.54)          (0.78)          (0.01)            9.45            2.51         3,489
   1998(1)     9.99         0.15            0.05           (0.18)          (0.02)            9.99            1.99           493

   CLASS A
   2000*     $ 9.44        $0.40          $(0.67)         $(0.38)         $   --           $ 8.79           (2.94)%     $   143
   1999        9.98         0.79           (0.56)          (0.76)          (0.01)            9.44            2.27           207
   1998(2)    10.00         0.17            0.01           (0.18)          (0.02)            9.98            1.79           103

   CLASS B
   2000*     $ 9.43        $0.35          $(0.65)         $(0.34)         $   --           $ 8.79           (3.20)%     $ 4,877
   1999        9.98         0.70           (0.55)          (0.69)          (0.01)            9.43            1.44         5,572
   1998(2)    10.00         0.16              --           (0.16)          (0.02)            9.98            1.63         2,285
------------------------------------------------------------------------------------------------------------------------------------



                                                            RATIO OF               RATIO OF NET
                                 RATIO OF                 EXPENSES                INVESTMENT
                                    NET                  TO AVERAGE               INCOME TO
                RATIO OF        INVESTMENT               NET ASSETS           AVERAGE NET ASSETS
                EXPENSES          INCOME                 (EXCLUDING               (EXCLUDING           PORTFOLIO
               TO AVERAGE       TO AVERAGE              WAIVERS AND               WAIVERS AND          TURNOVER
               NET ASSETS       NET ASSETS            REIMBURSEMENTS)           REIMBURSEMENTS)          RATE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         0.80%             4.64%                     0.93%                    4.51%             15.81%
   1999          0.80              4.35                      0.94                     4.21              43.19
   1998          0.80              4.28                      0.96                     4.12              56.48
   1997          0.80              4.47                      0.96                     4.31              71.89
   1996          0.69              4.42                      1.49                     3.62              25.88
   1995          0.80              4.05                      1.27                     3.58              36.92

   CLASS A
   2000*         1.05%             4.40%                     1.18%                    4.27%             15.81%
   1999          1.05              4.08                      1.12                     4.01              43.19
   1998          1.05              4.03                      1.21                     3.87              56.48
   1997          1.05              4.18                      1.21                     4.02              71.89
   1996          0.94              4.19                      1.74                     3.39              25.88
   1995          1.05              3.80                      1.55                     3.30              36.92
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         0.80%             4.54%                     0.89%                    4.45%              1.78%
   1999          0.80              4.37                      0.91                     4.26               9.00
   1998          0.80              4.40                      0.92                     4.28              17.55
   1997          0.80              4.68                      0.94                     4.54              22.85
   1996          0.67              4.13                      0.93                     3.87              13.93
   1995          0.41              4.43                      0.93                     3.91               2.83

   CLASS A
   2000*         1.05%             4.29%                     1.14%                    4.20%              1.78%
   1999          1.05              4.11                      1.06                     4.10               9.00
   1998          1.05              4.15                      1.17                     4.03              17.55
   1997          1.05              4.35                      1.19                     4.21              22.85
   1996          0.92              3.88                      1.18                     3.62              13.93
   1995          0.66              4.18                      1.18                     3.66               2.83
----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*         1.24%             8.54%                     1.44%                    8.34%             15.12%**
   1999          1.16              8.44                      1.50                     8.10              18.01
   1998(1)       1.25              7.04                      4.79                     3.50               1.47

   CLASS A
   2000*         1.49%             8.27%                     1.69%                    8.07%             15.12%**
   1999          1.41              8.17                      1.85                     7.73              18.01
   1998(2)       1.50              7.00                      5.04                     3.46               1.47

   CLASS B
   2000*         2.24%             7.53%                     2.44%                    7.33%             15.12%**
   1999          2.16              7.43                      2.60                     6.99              18.01
   1998(2)       2.25              6.88                      5.79                     3.34               1.47
---------------------------------------------------------------------------------------------------------------------



  * FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INSTITUTIONAL
    MANAGED TRUST HIGH YIELD BOND PORTFOLIO, IS 20.12% FOR THE PERIOD ENDING JUNE
    30, 2000.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED AND HAS
    NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 22, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

     The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52


                                                                                                                      [LOGo OMITTED]
                                                                                                           JUNE 30, 2000 (UNAUDITED)




                                         REALIZED AND
           NET ASSET                      UNREALIZED        DISTRIBUTIONS      DISTRIBUTIONS
             VALUE           NET           GAINS OR           FROM NET             FROM           NET ASSET
           BEGINNING     INVESTMENT       (LOSSES) ON        INVESTMENT           CAPITAL         VALUE END           TOTAL
           OF PERIOD    INCOME (LOSS)     SECURITIES           INCOME              GAINS          OF PERIOD         RETURN(+)
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $14.92         $ 0.12           $0.02             $(0.11)             $    --         $14.95            0.93%
   1999       13.91           0.26            1.03              (0.26)               (0.02)         14.92            9.33
   1998       12.00           0.26            1.95              (0.25)               (0.05)         13.91           18.65
   1997       11.39           0.32            1.88              (0.32)               (1.27)         12.00           19.68
   1996       12.05           0.48            1.16              (0.47)               (1.83)         11.39           13.77
   1995        9.91           0.44            2.27              (0.44)               (0.13)         12.05           27.76

   CLASS A
   2000*     $14.94         $ 0.09           $0.03             $(0.09)             $    --         $14.97            0.80%
   1999       13.93           0.23            1.02              (0.22)               (0.02)         14.94            9.04
   1998       12.02           0.23            1.95              (0.22)               (0.05)         13.93           18.33
   1997       11.40           0.26            1.92              (0.29)               (1.27)         12.02           19.46
   1996       12.07           0.43            1.17              (0.44)               (1.83)         11.40           13.39
   1995        9.92           0.42            2.28              (0.42)               (0.13)         12.07           27.53

   CLASS B
   2000*     $14.83         $ 0.03           $0.04             $(0.04)             $    --         $14.86            0.45%
   1999       13.84           0.12            1.01              (0.12)               (0.02)         14.83            8.20
   1998       11.97           0.15            1.92              (0.15)               (0.05)         13.84           17.40
   1997(1)    11.93           0.15            1.34              (0.18)               (1.27)         11.97           19.45
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $14.51         $ 0.11          $(0.40)            $(0.11)             $    --         $14.11           (2.04)%
   1999       13.98           0.21            0.59              (0.16)               (0.11)         14.51            5.77
   1998       13.19           0.27            1.19              (0.28)               (0.39)         13.98           11.42
   1997       13.32           0.32            2.95              (0.32)               (3.08)         13.19           25.04
   1996       13.07           0.33            2.35              (0.34)               (2.09)         13.32           21.01
   1995       10.26           0.31            3.29              (0.31)               (0.48)         13.07           35.55

   CLASS A
   2000*     $14.54         $ 0.09          $(0.40)            $(0.09)             $    --         $14.14           (2.17)%
   1999       14.01           0.18            0.59              (0.13)               (0.11)         14.54            5.50
   1998       13.22           0.24            1.19              (0.25)               (0.39)         14.01           11.12
   1997       13.35           0.29            2.94              (0.28)               (3.08)         13.22           24.68
   1996       13.08           0.31            2.34              (0.29)               (2.09)         13.35           20.70
   1995       10.27           0.28            3.29              (0.28)               (0.48)         13.08           35.21

   CLASS B
   2000*     $14.46         $ 0.02          $(0.39)            $(0.03)             $    --         $14.06           (2.55)%
   1999       13.94           0.07            0.59              (0.03)               (0.11)         14.46            4.72
   1998       13.17           0.17            1.15              (0.16)               (0.39)         13.94           10.29
   1997(1)    14.34           0.15            1.94              (0.18)               (3.08)         13.17           22.87
---------------------------------------------------------------------------------------------------------------------------------




                                                                  RATIO OF             RATIO OF NET
                                               RATIO OF           EXPENSES              INVESTMENT
                                                  NET            TO AVERAGE             INCOME TO
             NET ASSETS     RATIO OF          INVESTMENT         NET ASSETS         AVERAGE NET ASSETS
               END OF       EXPENSES           INCOME           (EXCLUDING             (EXCLUDING          PORTFOLIO
               PERIOD      TO AVERAGE         TO AVERAGE        WAIVERS AND             WAIVERS AND         TURNOVER
                (000)      NET ASSETS         NET ASSETS      REIMBURSEMENTS)         REIMBURSEMENTS)         RATE
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*       $26,147         1.00%            1.44%               1.19%                   1.25%              24.90%
   1999         30,537         0.95             1.81                1.12                    1.64               63.54
   1998         29,495         0.80             2.06                1.18                    1.68               43.77
   1997         24,362         0.80             2.67                1.14                    2.33               93.85
   1996         19,243         0.80             3.68                1.11                    3.37               43.80
   1995         32,145         0.80             3.89                1.11                    3.58               41.63

   CLASS A
   2000*       $ 9,536         1.25%            1.19%               1.44%                   1.00%              24.90%
   1999         10,812         1.20             1.56                1.37                    1.39               63.54
   1998         11,352         1.05             1.81                1.43                    1.43               43.77
   1997          9,901         1.05             2.44                1.39                    2.10               93.85
   1996          9,095         1.05             3.43                1.36                    3.12               43.80
   1995          8,452         1.05             3.64                1.36                    3.33               41.63
   CLASS B
   2000*       $36,791         2.00%            0.45%               2.19%                   0.26%              24.90%
   1999         37,340         1.95             0.80                2.13                    0.62               63.54
   1998         22,811         1.80             1.02                2.18                    0.64               43.77
   1997(1)       4,447         1.80             1.23                2.28                    0.75               93.85
------------------------------------------------------------------------------------------------------------------------
EQUITY INCOOME FUND
------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*       $71,112         1.00%            1.43%               1.14%                   1.29%               6.27%
   1999         85,479         0.94             1.46                1.09                    1.31               19.24
   1998         94,615         0.80             2.05                1.11                    1.74               40.30
   1997        131,968         0.80             2.34                1.09                    2.05               76.67
   1996         58,035         0.80             2.55                1.09                    2.26               85.47
   1995         44,202         0.80             2.61                1.10                    2.31               42.97

   CLASS A
   2000*       $13,125         1.25%            1.19%               1.39%                   1.05%               6.27%
   1999         17,772         1.19             1.21                1.34                    1.06               19.24
   1998         18,159         1.05             1.80                1.36                    1.49               40.30
   1997         16,686         1.05             2.05                1.34                    1.76               76.67
   1996         12,444         1.05             2.30                1.34                    2.01               85.47
   1995          9,612         1.05             2.36                1.35                    2.06               42.97

   CLASS B
   2000*       $16,130         2.00%            0.43%               2.14%                   0.29%               6.27%
   1999         19,162         1.94             0.46                2.09                    0.31               19.24
   1998         18,907         1.80             1.07                2.11                    0.76               40.30
   1997(1)       7,862         1.80             1.27                2.13                    0.94               76.67
------------------------------------------------------------------------------------------------------------------------


  * FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED AND
    HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON MAY 8, 1997. ALL RATIOS INCLUDING TOTAL RETURN FO THIS PERIOD HAVE BEEN ANNUALIZED.


     The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              53


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)




                                       REALIZED AND
           NET ASSET                    UNREALIZED      DISTRIBUTIONS     DISTRIBUTIONS                                  NET ASSETS
             VALUE          NET          GAINS OR         FROM NET            FROM             NET ASSET                   END OF
           BEGINNING    INVESTMENT      (LOSSES) ON      INVESTMENT          CAPITAL           VALUE END       TOTAL       PERIOD
           OF PERIOD   INCOME (LOSS)    SECURITIES         INCOME             GAINS            OF PERIOD     RETURN(+)      (000)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $14.35       $(0.02)           $(0.11)        $     --          $     --            $14.22       (0.91)%       $ 7,576
   1999       12.01         0.05              2.32               --             (0.03)            14.35       19.73           6,497
   1998(1)    10.00         0.03              2.01            (0.02)            (0.01)            12.01       20.44             699

   CLASS A
   2000*     $14.20       $(0.03)           $(0.11)        $     --          $     --            $14.06       (0.99)%       $ 1,750
   1999       11.93         0.04              2.26               --             (0.03)            14.20       19.27           1,511
   1998(2)     9.92         0.02              2.02            (0.02)            (0.01)            11.93       20.59             482

   CLASS B
   2000*     $14.12       $(0.07)           $(0.12)        $     --          $     --            $13.93       (1.35)%      $ 25,944
   1999       11.94        (0.02)             2.23               --             (0.03)            14.12       18.50          22,874
   1998(3)     9.96         0.02              1.99            (0.02)            (0.01)            11.94       20.19           5,207
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $17.89       $ 0.04            $(0.24)          $(0.03)         $     --            $17.66       (1.13)%      $255,343
   1999       15.91         0.08              2.16            (0.07)            (0.19)            17.89       14.12         273,839
   1998       12.89         0.14              3.37            (0.12)            (0.37)            15.91       27.58         242,669
   1997       13.35         0.18              3.20            (0.18)            (3.66)            12.89       25.71         242,881
   1996       12.81         0.22              2.54            (0.22)            (2.00)            13.35       21.69         116,715
   1995       10.19         0.25              3.46            (0.25)            (0.84)            12.81       36.71          82,677

   CLASS A
   2000*     $17.87       $ 0.01            $(0.23)          $(0.01)         $     --            $17.64       (1.23)%      $ 17,570
   1999       15.91         0.04              2.15            (0.04)            (0.19)            17.87       13.77          20,025
   1998       12.90         0.11              3.36            (0.09)            (0.37)            15.91       27.18          18,546
   1997       13.35         0.15              3.20            (0.14)            (3.66)            12.90       25.51          13,923
   1996       12.83         0.19              2.51            (0.18)            (2.00)            13.35       21.15          10,000
   1995       10.21         0.21              3.47            (0.22)            (0.84)            12.83       36.35           7,644

   CLASS B
   2000*     $17.71       $(0.05)           $(0.24)        $     --          $     --            $17.42       (1.64)%      $ 35,725
   1999       15.85        (0.07)             2.12               --             (0.19)            17.71       12.95          34,744
   1998       12.87         0.03              3.33            (0.01)            (0.37)            15.85       26.33          19,577
   1997(4)    14.81         0.04              1.73            (0.05)            (3.66)            12.87       19.17           5,072
------------------------------------------------------------------------------------------------------------------------------------



                                                           RATIO OF               RATIO OF NET
                                   RATIO OF                EXPENSES                INVESTMENT
                                      NET                 TO AVERAGE            INCOME (LOSS) TO
                 RATIO OF         INVESTMENT              NET ASSETS           AVERAGE NET ASSETS
                 EXPENSES        INCOME (LOSS)            (EXCLUDING               (EXCLUDING             PORTFOLIO
                TO AVERAGE        TO AVERAGE             WAIVERS AND               WAIVERS AND            TURNOVER
                NET ASSETS        NET ASSETS           REIMBURSEMENTS)           REIMBURSEMENTS)            RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASSI
   2000*           0.80%            (0.35)%                 1.29%                   (0.84)%               4.85%**
   1999            0.80              0.59                   1.37                     0.02                 2.14
   1998(1)         0.80             (0.70)                  3.96                    (3.86)                9.35

   CLASS A
   2000*           1.05%            (0.60)%                 1.54%                   (1.09)%               4.85%**
   1999            1.05              0.29                   1.65                    (0.31)                2.14
   1998(2)         1.05             (1.63)                  4.21                    (4.79)                9.35

   CLASS B
   2000*           1.80%            (1.35)%                 2.29%                   (1.84)%               4.85%**
   1999            1.80             (0.43)                  2.39                    (1.02)                2.14
   1998(3)         1.80             (1.51)                  4.96                    (4.67)                9.35
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*            1.00%             0.40%                  1.07%                    0.33%               13.42%
   1999             0.94              0.46                   1.06                     0.34                18.58
   1998             0.80              0.83                   1.07                     0.56                19.69
   1997             0.80              1.26                   1.06                     1.00                80.24
   1996             0.80              1.67                   1.08                     1.39                85.30
   1995             0.80              2.08                   1.07                     1.81                61.88

   CLASS A
   2000*            1.25%             0.15%                  1.32%                    0.08%               13.42%
   1999             1.19              0.22                   1.31                     0.10                18.58
   1998             1.05              0.58                   1.32                     0.31                19.69
   1997             1.05              0.98                   1.31                     0.72                80.24
   1996             1.05              1.42                   1.33                     1.14                85.30
   1995             1.05              1.83                   1.32                     1.56                61.88

   CLASS B
   2000*            2.00%            (0.60)%                 2.07%                   (0.67)%              13.42%
   1999             1.95             (0.55)                  2.06                    (0.66)               18.58
   1998             1.80             (0.18)                  2.07                    (0.45)               19.69
   1997(4)          1.80              0.09                   2.07                    (0.18)               80.24
------------------------------------------------------------------------------------------------------------------------------------


  * FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO, IS 4.11% FOR THE PERIOD
    ENDING JUNE 30, 2000.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED AND HAS
    NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON SEPTEMBER 8, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 12, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                              54


                                                                                                                      [LOGO OMITTED]
                                                                                                           JUNE 30, 2000 (UNAUDITED)




                                  REALIZED AND
         NET ASSET                 UNREALIZED     DISTRIBUTIONS    DISTRIBUTIONS                                       NET ASSETS
           VALUE        NET         GAINS OR        FROM NET           FROM           NET ASSET                          END OF
         BEGINNING  INVESTMENT     (LOSSES) ON     INVESTMENT         CAPITAL         VALUE END          TOTAL           PERIOD
         OF PERIOD INCOME (LOSS)   SECURITIES        INCOME            GAINS          OF PERIOD        RETURN(+)          (000)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASSI
   2000*     $14.34       $ 0.02       $0.39          $   --        $      --            $14.75           2.86%           $302,010
   1999       11.61        (0.04)       5.37              --            (2.60)            14.34          49.62             289,471
   1998        9.24           --        2.83              --            (0.46)            11.61          31.81             199,975
   1997(1)    10.00         0.01        1.22           (0.01)           (1.98)             9.24          14.17             177,801

   CLASS A
   2000*     $14.15       $ 0.02       $0.36          $   --         $     --            $14.53           2.69%            $ 8,038
   1999       11.52        (0.07)       5.30              --            (2.60)            14.15          49.12               5,376
   1998        9.25          --         2.73              --            (0.46)            11.52          30.69               3,634
   1997(1)    10.00        (0.01)       1.24              --            (1.98)             9.25          14.13                 432

   CLASS B
   2000*     $13.86       $ 0.01       $0.31          $   --         $     --            $14.18           2.31%           $ 42,921
   1999       11.41        (0.10)       5.15              --            (2.60)            13.86          47.97              23,446
   1998        9.18        (0.03)       2.72              --            (0.46)            11.41          30.47               6,061
   1997(2)    10.41        (0.02)       0.77              --            (1.98)             9.18          13.01                 357
------------------------------------------------------------------------------------------------------------------------------------
MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $10.98       $ 0.03       $0.96          $   --         $     --            $11.97           9.02%           $ 10,023
   1999       10.70        (0.05)       0.47              --            (0.14)            10.98           4.03               9,364
   1998       14.80         0.01        0.32              --            (4.43)            10.70           7.77              11,029
   1997       13.33         0.04        2.65           (0.04)           (1.18)            14.80          20.49              46,125
   1996       12.55         0.09        1.59           (0.09)           (0.81)            13.33          13.56              45,556
   1995       10.83         0.15        1.95           (0.15)           (0.23)            12.55          19.49              42,375
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*     $16.35       $(0.05)     $(1.93)         $   --         $     --            $14.37         (12.11)%          $ 38,793
   1999       11.24         0.11        5.00              --               --             16.35          45.46              33,008
   1998       10.34        (0.01)       0.93           (0.01)           (0.01)            11.24           8.98              18,912
   1997       11.23         0.08       (0.04)          (0.08)           (0.85)            10.34           0.25              14,143
   1996       10.74         0.08        1.11           (0.08)           (0.62)            11.23          11.17              14,822
   1995(3)    10.00         0.03        0.75           (0.02)           (0.02)            10.74           7.81               9,990

   CLASS A
   2000*     $16.25       $(0.07)     $(1.91)         $   --         $     --            $14.27         (12.18)%          $    931
   1999       11.20         0.08        4.97              --               --             16.25          45.09                 691
   1998       10.33         0.01        0.88           (0.01)           (0.01)            11.20           8.69                 576
   1997       11.22         0.05       (0.04)          (0.05)           (0.85)            10.33           0.00                 665
   1996       10.73         0.09        1.06           (0.04)           (0.62)            11.22          10.88                 788
   1995(3)    10.00         0.01        0.75           (0.01)           (0.02)            10.73           7.64                 621

   CLASS B
   2000*     $15.97       $ 0.02      $(2.02)         $   --          $   --              $13.97        (12.52)%          $  3,603
   1999       11.08         0.07        4.82              --              --              15.97          44.13                 934
   1998       10.30        (0.06)       0.86           (0.01)           (0.01)            11.08           7.84                 312
   1997(4)    11.45        (0.03)      (0.23)          (0.04)           (0.85)            10.30          (2.39)                118
------------------------------------------------------------------------------------------------------------------------------------





                                  Realized and
             Ratio of            Investment           Net Assets              Average Net Assets
             Expenses           Income (Loss)         (Excluding                  (Excluding        Portfolio
            to Average           to Average          Waivers and                  Waivers and       Turnover
            Net Assets           Net Assets        Reimbursements)              Reimbursements)       Rate
------------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*       1.00%                (0.31)%              1.05%                     (0.36)%            55.07%
   1999        0.94                 (0.31)               1.06                      (0.43)             65.40
   1998        0.80                 (0.15)               1.06                      (0.41)             88.28
   1997(1)     0.80                  0.07                1.07                      (0.20)            114.51

   CLASS A
   2000*       1.25%                (0.56)%              1.30%                     (0.61)%            55.07%
   1999        1.19                 (0.56)               1.31                      (0.68)             65.40
   1998        1.05                 (0.41)               1.32                      (0.68)             88.28
   1997(1)     1.05                 (0.28)               1.32                      (0.55)            114.51

   CLASS B
   2000*       2.00%                (1.31)%              2.05%                     (1.36)%            55.07%
   1999        1.97                 (1.32)               2.07                      (1.42)             65.40
   1998        1.80                 (1.16)               2.08                      (1.44)             88.28
   1997(2)     1.80                 (1.08)               2.09                      (1.37)            114.51
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*       0.80%                (0.37)%              1.04%                     (0.61)%            11.89%
   1999        0.80                 (0.48)               1.24                      (0.92)            120.07
   1998        0.80                 (0.48)               1.21                      (0.89)             32.88
   1997        0.80                  0.30                1.09                       0.01              59.80
   1996        0.80                  0.66                1.10                       0.36              41.41
   1995        0.80                  1.28                1.10                       0.98              32.96
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2000*       1.50%                (0.46)%              1.69%                     (0.65)%            30.56%
   1999        1.50                  0.38                1.75                       0.13              37.62
   1998        1.50                  0.41                1.72                       0.19             115.79
   1997        1.50                  0.95                1.69                       0.76              71.22
   1996        1.50                  0.85                1.73                       0.62              67.03
   1995(3)     1.50                  0.79                2.11                       0.18              14.32

   CLASS A
   2000*       1.75%                (0.69)%              1.94%                     (0.88)%            30.56%
   1999        1.75                  0.07                2.00                      (0.18)             37.62
   1998        1.75                  0.29                1.97                       0.07             115.79
   1997        1.75                  0.70                1.95                       0.50              71.22
   1996        1.75                  0.70                1.98                       0.47              67.03
   1995(3)     1.75                  0.45                2.38                      (0.18)             14.32

   CLASS B
   2000*       2.50%                (1.37)%              2.79%                      1.66%             30.56%
   1999        2.50                 (0.55)               2.77                      (0.82)             37.62
   1998        2.50                 (0.62)               2.70                      (0.82)            115.79
   1997(4)     2.50                 (0.60)%              2.70                      (0.80)%            71.22
------------------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED.
(1) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 21, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 1, 1995. ALL RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 7, 1997. ALL RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                              55

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Prime Obligation Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, the Institutional Select Money Market Fund (the "Money Market Funds"); the Intermediate-Term Government Securities Fund, the Fixed Income Fund, the Pennsylvania Municipal Securities Fund, the New Jersey Municipal Securities Fund, the High Yield Bond Fund (the "Fixed Income Funds"); the Balanced Fund, the Equity Income Fund, the Equity Index Fund, the Equity Value Fund, the Equity Growth Fund, the Mid Cap Fund, and the International Equity Fund (the "Equity and Balanced Funds"). Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund and the Pennsylvania Municipal Securities Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of Summit Bank. The minimum investment for this Fund is $100,000. The high Yield Bond Fund and the Equity Index Fund are currently "feeder" funds in separate Master-Feeder structures. That is, the High Yield Bond Fund and the Equity Index Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust's High Yield Bond Portfolio and the SEI Index Funds' S&P 500 Index Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company. The financial statements included herein present information relating to all of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of its investment objective, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION--The value of investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.
     The investments of the High Yield Bond and Equity Index Funds (the "Feeder Funds") in the SEI Institutional Managed Trust's High Yield Bond Portfolio and the SEI Index Funds' S&P 500 Index Portfolio (the "Master Funds"), respectively, are valued at the net asset value per share of each Master Fund determined as of the close of business on the New York Stock Exchange (generally 4:00pm EST).
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Fund accrues such taxes when the related income is earned.

--------------------------------------------------------------------------------
56

                                                                  [logo omitted]
                                                       June 30, 2000 (Unaudited)


     FOREIGN CURRENCY TRANSLATION--The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
o market value of investment securities, other assets and liabilities at the current rate of exchange; and
o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.
     The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by Summit Bank Investment Management Division, a division of Summit Bank, (the "Advisor") ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Purchase discounts and premiums on securities held by the Fixed Income Funds and the Balanced Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Money Market Funds and Fixed Income, Intermediate-Term Government Securities, New Jersey Municipal Securities, and Pennsylvania Municipal Securities Funds are declared daily and paid monthly. Distributions from net investment income for the High Yield Bond Fund are declared and paid monthly. The Equity Funds and the Balanced Fund declare and pay distributions from net investment income quarterly, except for the International Equity Fund which declares and pays distributions annually. Any net realized capital gains will be distributed at least annually for all Funds.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.
     RECLASSIFICATION ON COMPONENTS OF NET ASSETS--The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

--------------------------------------------------------------------------------
                                                                              57

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs included legal fees of approximately $60,521 for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers and/or Trustees of the Trust are also officers and/or directors of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.
     The Funds have entered into an agreement with SEI Investments Distribution Co. (the "Distributor") to manage the investments of repurchase agreements for the Funds. For its services the Distributor received $179,452 for the period ended June 30, 2000.


4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Trust and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Trust with administrative services. For all Funds except the Institutional Select Money Market and U.S. Treasury Plus Money Funds, the Trust pays the Administrator a fee, calculated daily and paid monthly, at the following annual rate based on the aggregate average daily net assets of such Funds: 0.20% on the first $3.5 billion of aggregate net assets; 0.16% on the next $1.5 billion of aggregate net assets; 0.14% on the next $1.5 billion of aggregate net assets; and 0.12% on the aggregate net assets in excess of $6.5 billion. The Institutional Select Money Market Fund pays the Administrator a fee at an annual rate based upon the average net assets of the Fund as follows: 0.10%, on the first $3.5 billion of aggregate net assets; and 0.08% on the next $1.5 billion of aggregate net assets; 0.07% on the next $1.5 billion of aggregate net assets; and 0.06% on the aggregate net assets in excess of $6.5 billion. The U.S. Treasury Plus Money Market Fund pays the Administrator a fee at an annual rate of 0.35% of the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive its fees in the High Yield Bond and Equity Index Funds.
     The Trust has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.25% of the Fund's Class A average daily net assets.
     The Trust has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets.
     The Trust has also adopted a distribution plan for Class S shares (the "Class S Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.60% of the Fund's Class S average daily net assets. The Distributor has agreed to voluntarily waive a portion of its distribution fees from Class S shares in order to limit the operating expenses of the Funds.
     The Distributor receives no fees for its distribution services for Class I shares of any fund. The U.S. Treasury Securities Plus Money Market Fund pays a distribution fee of 0.03% of average daily net assets.

--------------------------------------------------------------------------------
58

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 2000 (UNAUDITED)


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Trust and the Advisor are parties to an advisory agreement. Under the terms of the agreement, the Advisor will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds, 0.15% of the average daily net assets of the U.S. Treasury Securities Plus Money Market Fund, 0.10% of the average daily net assets of the Institutional Select MoneyMarket Fund, 0.60% of the average daily net assets of the Fixed Income Funds and 0.75% of the average daily net assets of the Equity Funds (except the International Equity Fund) and the Balanced Fund. The Trust and the Advisor are also parties to a second advisory agreement relating only to the International Equity Fund. Under the terms of the agreement, the Advisor receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the International Equity Fund. The Advisor has voluntarily agreed to waive and reimburse all or a portion of its fee in order to limit the operating expenses of the Funds.
     As of September 1, 1998, Vontobel USA Inc. began serving as the investment sub-advisor to the International Equity Fund. Prior to that date, Wellington Management Company LLP served as the investment sub-advisor to the Fund. The sub-advisory fees are paid by the Advisor.
     Summit Bank also acts as Custodian of securities for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds. For its services, the Custodian receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of each domestic Fund and an annual rate of 0.17% of the average daily net assets of the International Equity Fund.
     In addition to the fees paid at the feeder level for the High Yield Bond and Equity Index Funds, each Feeder Fund's shareholders will bear indirectly their prorata portion of the administrative, distribution, advisory and other expenses of the respective Master Fund in which they invest.


6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short term investments, for the period ended June 30, 2000 were as follows:

                                                 New
           INT.-TERM                 PA        JERSEY
            GOV'T.      FIXED       MUNI.       MUNI       HIGH YIELD   BALANCED
          SECURITIES   INCOME    SECURITIES   SECURITIES      BOND        FUND
          ----------   -------   ----------   ---------    ----------   --------
             (000)      (000)       (000)       (000)         (000)       (000)
Purchases
 U.S. Gov't $  500     $33,508    $    --      $ 1,810      $    --    $ 7,527
 Other         997      12,201      4,499           --        1,416     10,184

Sales
 U.S. Gov't  5,447      44,369         --           --           --      4,059
 Other          --      13,706     10,338       12,101        1,359     19,820


            EQUITY   EQUITY    EQUITY   EQUITY       MID      INTERNATIONAL
            INCOME    INDEX     VALUE   GROWTH       CAP         EQUITY
            ------   -------   ------   --------   --------   --------------
             (000)    (000)     (000)     (000)      (000)        (000)
Purchases

 U.S. Gov't $   --   $   --   $    --     $   --    $    --         $ --
 Other       6,720    6,272    41,867    198,045      1,132       25,297

Sales
 U.S. Gov't     --       --        --         --         --           --
 Other      19,594    1,603    53,895    176,708      1,475       11,413

At June 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 2000, for each Fund which had such a gain (loss) are as follows:

                                                      NEW
                INT.-TERM                  PA        JERSEY      HIGH
                  GOV'T.      FIXED        MUNI.      MUNI       YIELD  BALANCED
               SECURITIES    INCOME     SECURITIES  SECURITIES   BOND    FUND
               ----------    ------     ----------  ----------  ------  --------
                   (000)      (000)       (000)     (000)        (000)    (000)
Aggregate gross
  unrealized gain $     1    $   560        $84     $1,024      $    1  $20,643
Aggregate gross
  unrealized loss    (592)    (6,133)    (1,445)    (1,940)       (893) (38,847)
                  -------    -------    -------     ------      ------  --------
Net unrealized
  gain/loss       $  (591)   $(5,573)   $(1,361)    $ (916)     $ (892) $18,204
                  ========   =======    =======     ======      ======  =======

                     EQUITY    EQUITY     EQUITY    EQUITY    MID  INTERNATIONAL
                     INCOME     INDEX      VALUE    GROWTH    CAP      EQUITY
                    --------   -------    ------    -------   ----   -----------
                     (000)      (000)      (000)     (000)    (000)     (000)
Aggregate gross
  unrealized gain  $ 32,072  $ 3,720     $114,931   $137,458  $ 3,790  $ 7,295
Aggregate gross
  unrealized loss  $(60,074)      (6)     (11,141)    (8,066)    (356)  (2,557)
                   --------   ------     --------   --------  -------  -------
Net unrealized
  gain             $ 28,002  $ 3,714     $103,790   $129,392  $ 3,434  $ 4,738
                   --------  -------     --------   --------  -------  -------


--------------------------------------------------------------------------------
                                                                              59

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


7. CONCENTRATION OF CREDIT RISK

The Money Market Funds invest primarily in a portfolio of money market instruments maturing in one year or less whose rating are within one of the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by a Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The Fixed Income Funds invest in debt instruments and the Balanced Fund invests in a combination of equity, fixed income and money market securities.
     The New Jersey Municipal Securities and the Pennsylvania Municipal Securities Funds pursue their investment goals by investing substantially all of their assets in municipal securities that generate income exempt from federal and New Jersey and Pennsylvania state income taxes, respectively. These securities include securities of municipal issuers located in New Jersey, Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Funds intend to invest as much of their assets as possible in securities that are not subject to federal taxes, but each may invest up to 20% of itstotal assets in taxable securities including those subject to alternative minimum tax. The Funds' Advisor will purchase municipal securities rated in one of the top three highest rating categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Funds, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Funds and may sell a security to adjust the maturity of the Funds or if better investment opportunities become available. Although the Funds maintain a portfolio containing the securities of various issuers, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The following tables present a summary of Standard & Poor's or Moody's ratings for the holdings in each of these portfolios:


                                                          U.S.
                         U.S.                           TREASURY
                      TREASURY      TAX       PRIME    SECURITIES  INSTITUTIONAL
                     SECURITIES    EXEMPT   OBLIGATION    PLUS        SELECT
                        MONEY      MONEY      MONEY      MONEY        MONEY
                        MARKET     MARKET     MARKET     MARKET       MARKET
                     ----------    ------   ---------   ----------  ------------
U.S. Gov't. Securities  27.8%       2.4%       11.9%      40.7%        13.1%
Repurchase Agreements   72.2         --         5.0%      59.3%         9.0%
Municipal Securities      --       78.2%         --         --           --
Commercial Paper          --         --        80.7%        --         76.6%
Tax-Exempt Commercial
  Paper                   --       11.0%         --         --           --
Other Short Term
  Securities              --        8.4%        2.4%        --          1.3%


                        INT.-TERM                PA      NEW JERSEY
                         GOV'T.     FIXED       MUNI        MUNI.
                       SECURITIES   INCOME   SECURITIES   SECURITIES  BALANCED
                       ----------   ------   ----------  -----------  --------
U.S. Gov't. Securities    93.7%      55.0%      7.8%         0.5%      11.9%
AAA                         --       12.2      41.5         62.2        1.4
AA                          --       11.8      29.5         18.5        2.5
A                           --       18.9       6.8          5.2       11.8
BBB                         --         --        --          0.7         --
NR                         6.3        2.1      14.4         12.9        0.7
Common Stock                --         --        --           --       71.7

8. OPTION TRANSACTIONS

The Equity Growth Fund transacted in call and put options during the period ended June 30, 2000. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. These risks include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (3) there may not be a liquid secondary market for options. Gains and losses for the Equity Growth Fund due to option activity for the period ended June 30, 2000 were as follows:

                                        GAINS/(LOSSES)
                                        --------------
              Written Call Options       $(1,149,374)
              Call Options                   391,730

9. EQUITY SWAP TRANSACTION

The Equity Growth Fund entered into an equity swap transaction in November of 1998. This equity swap transaction involved exchanging the returns from the Equity Growth's basket of securities, inclusive of dividends, for the return of the Standard and Poor's 500 Index ("S&P 500"); also inclusive of dividends. This transaction was undertaken principally to allow the Equity

                                                                  [logo omitted]
                                                       JUNE 30, 2000 (UNAUDITED)


Growth Fund to lock in the superior performance relative to the S&P 500 for 1998. At the time the Equity Growth Fund entered into the swap transaction, its total return was approximately four percentage points above that of the S&P 500, the benchmark index for the Fund. Equity swap transactions entail certain risks, including: (1) the success of a fund's strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; and (2) there may be little correlation between a fund's securities and the value of the S&P 500. The Equity Growth Fund realized losses of $10,191,337 during the year ended December 31, 1998 and had an unrealized loss of $17,248,556 as of December 31, 1998 related to the equity swap transaction. On January 7, 1999 the equity swap was terminated and the unrealized loss became a realized loss in the amount of $17,717,000. For income tax purposes, the timing of the deduction for these losses is deferred to the extent it exceeds the aggregate remaining unrealized appreciation of securities held by the Fund at the time the equity swap transaction was executed.

10. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The International Equity Fund realized losses of $227,474 from forward foreign currency exchange contract activity for the period ended June 30, 2000.

The following forward foreign currency contracts were outstanding on June 30, 2000:

                                                   IN             UNREALIZED/
                               CONTRACTS TO     EXCHANGE         APPRECIATION
                             DELIVER/RECEIVE      FOR           (DEPRECIATION)
MATURITY DATES                   (000)           (000)               (000)
------------------------     ---------------   ----------      -------------
FOREIGN CURRENCY SALES:
8/02/00                CH          2,500        $ 1,460           $  (75)
7/27/00                EU          5,000          4,624             (144)
8/22/00                JP        220,000          2,047              (49)
8/22/00                UK          2,100          3,113              (78)
                                                -------           ------
                                                $11,244           $ (346)
                                                -------           ------
FOREIGN CURRENCY PURCHASES:
 8/02/00               CH          2,500         $1,497           $   39
7/27/00                EU          5,000          4,669               99
8/22/00                JP        220,000          2,202             (106)
                                                -------           ------
                                                 $8,368           $   32
                                                -------           ------
                                                                  $ (314)
                                                                  ======
CURRENCY LEGEND
  CH -- Swiss Francs
  EU -- Euro
  UK -- British Pounds Sterling

11. LINE OF CREDIT

Certain portfolios of The Pillar Funds entered into an agreement which enables them to participate in a $435 million unsecured line of credit with Chase Manhattan Bank and participating lenders. Borrowings will be made solely to temporarily finance the repurchase of capital shares. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the period ended June 30, 2000, The Pillar Funds had no borrowings under the agreement.

12. STATEMENTS OF ASSETS AND LIABILITIES
    AND SCHEDULES OF INVESTMENTS FOR SEI
    INSTITUTIONAL MANAGED TRUST HIGH YIELD
    BOND PORTFOLIO AND THE SEI INDEX FUNDS
    S&P 500 INDEX PORTFOLIO (UNAUDITED)

The following unaudited statements of assets and liabilities and schedules of investments as of June 30, 2000 are for the underlying master portfolios for the High Yield Bond and Equity Index Funds. These statements are included since the High Yield Bond and Equity Index Funds invest substantially all of their assets in these portfolios.

--------------------------------------------------------------------------------
                                                                              61

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--91.0%
AIR TRANSPORTATION--0.3%
   Atlas Air
      9.375%,  11/15/06               $ 1,250         $ 1,200
  Canadian Airlines Yankee (C)
Canadian Airlines Yankee (C)
     12.250%,  08/01/06                   950             133
Canadian Airlines Yankee (C)
     10.000%,  05/01/05                   400             418
   Kitty Hawk (C)                          H2
      9.950%,  11/15/04                   250              99
   Pegasus Shipping Hellas (C)
     11.875%,  11/15/04                   600             204
   Trans World Airlines
     11.375%,  03/01/06                   900             351
                                                     --------
                                                        2,405
                                                     --------
APPAREL/TEXTILES--0.7%
   Hosiery of America
     13.750%,  08/01/02                   700             623
   Phillips Van-Heusen (A)
      9.500%,  05/01/08                 1,000             910
   St. John Knits International
     12.500%,  07/01/09                 3,000           2,857
   Tropical Sportswear International
     11.000%,  06/15/08                   500             480
                                                     --------
                                                        4,870
                                                     --------
AUTOMOTIVE--1.3%
   Aetna Industries
     11.875%,  10/01/06                 1,000             800
   American Axle & Manufacturing
      9.750%,  03/01/09                 3,500           3,264
   Breed Technologies (C)
      9.250%,  04/15/08                 1,000               6
   Collins & Aikman (A)
     11.500%,  04/15/06                 1,600           1,540
   Diamond Triumph Auto (A)
      9.250%,  04/01/08                 1,000             780
   Dura Operating, Ser B
      9.000%,  05/01/09                   750             652
   Hayes Lemmerz International
      8.250%,  12/15/08                   600             507
   Hayes Wheel International
     11.000%,  07/15/06                   500             491
      8.125%,  07/15/07                   600             537
   Safety Components International (C)
     11.000%,  07/15/07                   500             100
   Stanadyne Automotive
     10.250%,  12/15/07                   500             412

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Titan Wheel International
      8.750%,  04/01/07                $  500          $  310
                                                       --------
                                                        9,399
                                                       -------
BROADCASTING, TELEVISION & RADIO--14.4%
   Ackerley Group, Ser B
      9.000%,  01/15/09                 1,600           1,468
   ACME Television (B)
     12.200%,  09/30/04                   500             477
   Adelphia Cable Communications
     10.500%,  07/15/04                   500             500
      9.875%,  03/01/07                 3,250           3,112
      7.875%,  05/01/09                 2,500           2,106
   Adelphia Cable Communications,
     Ser B
      8.375%,  02/01/08                 2,050           1,812
   American Radio Systems
      9.000%,  02/01/06                   500             519
   Australis Media 1 (B) (C)
     15.750%,  05/15/03                   400               4
   Big City Radio (B)
     22.300%,  03/15/05                 1,700             956
   Cable Satisfaction International
     12.750%,  03/01/10                 2,000           1,945
   Callahan North (A)
     14.000%,  07/15/10                 1,800           1,800
   Capstar Broadcasting
      9.250%,  07/01/07                 1,250           1,275
   Capstar Broadcasting (B)
     10.530%,  02/01/09                 1,000             920
   Century Communications
      8.875%,  01/15/07                   650             598
   Century Communications, Ser B
      0.000%,  01/15/08                 1,850             758
   Chancellor Media (A)
      8.000%,  11/01/08                   500             503
   Charter Communications
     Holdings LLC
     10.250%,  01/15/10                 4,250           4,112
      8.625%,  04/01/09                 3,000           2,636
   Charter Communications Holdings
     LLC (B)
     12.170%,  04/01/11                 1,600             908
   Citadel Broadcasting
      9.250%,  11/15/08                 1,550           1,503
   Classic Cable
     10.500%,  03/01/10                 5,000           4,612
   Coaxial Communication LLC
     10.000%,  08/15/06                 1,800           1,705
   Coaxial Communication LLC (B)
     13.640%,  08/15/08                 1,000             637

--------------------------------------------------------------------------------
62

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Comcast
      9.375%,  05/15/05                $  250          $  262
      9.125%,  10/15/06                   600             630
   Comcast UK Cable (B)
     10.670%,  11/15/07                   750             699
   CSC Holdings
      9.875%,  02/15/13                   650             666
      9.250%,  11/01/05                   250             252
   CSC Holdings, Ser B
      8.125%,  07/15/09                 1,000             974
      8.125%,  08/15/09                   750             729
   Cumulus Media
     10.375%,  07/01/08                 1,450           1,225
   Details, Ser B
     10.000%,  11/15/05                   500             470
   Diamond Cable Communications PLC
     13.250%,  09/30/04                   300             315
   Diamond Cable Communications
     PLC (B)
     11.540%,  12/15/05                 1,050             996
     10.870%,  02/15/07                 1,450           1,106
   Diamond Holdings PLC
      9.125%,  02/01/08                 1,000             925
   Diva Systems, Ser B (B)
     15.640%,  03/01/08                 3,757           1,991
   Echostar DBS
      9.375%,  02/01/09                 4,500           4,320
   Emmis Communications
      8.125%,  03/15/09                 1,200           1,095
   Frontiervision Holdings (B)
     11.080%,  09/15/07                   600             519
     11.030%,  09/15/07                   700             605
   Fundy Cable
     11.000%,  11/15/05                   500             530
   Golden Sky Systems, Ser B
     12.375%,  08/01/06                   400             436
   Granite Broadcasting
      9.375%,  12/01/05                 1,000             910
      8.875%,  05/15/08                   500             432
   Gray Communications System
     10.625%,  10/01/06                   700             696
   International Cabletel
     10.000%,  02/15/07                   400             378
   James Cable
     10.750%,  08/15/04                 1,500           1,440
   Jones Intercable
      9.625%,  03/15/02                   350             361
      8.875%,  04/01/07                   350             356
   Lamar Media
      9.625%,  12/01/06                   450             452

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Lenfest Communications
     10.500%,  06/15/06                $  700          $  781
   Lenfest Communications (A)
      8.250%,  02/15/08                   650             645
   Lin Holdings (B)
     12.780%,  03/01/08                   500             329
   Mediacom Capital LLC
      7.875%,  02/15/11                 5,250           4,594
   Mentus Media PIK
     12.000%,  02/01/03                 1,065             532
   Muzak Holdings LLC (B)
     13.300%,  03/15/10                   500             290
   Northland Cable Television
     10.250%,  11/15/07                 1,200             996
     10.625%,  11/15/06                 2,000           1,980
   Pegasus Communications
     12.500%,  08/01/07                   500             532
   Pegasus Communications, Ser B
      9.750%,  12/01/06                   500             481
      9.625%,  10/15/05                   550             531
   Price Communications Wireless, Ser B
      9.125%,  12/15/06                 1,250           1,262
   Production Resources Group
     11.500%,  01/15/08                   500             102
   PTC International Finance II
     11.250%,  12/01/09                 1,000           1,015
   Renaissance Media Group (B)
     11.640%,  04/15/08                 1,000             680
   Rogers Cablesystems Ltd.
     10.000%,  12/01/07                   450             460
   Rogers Communications
      9.125%,  01/15/06                   400             392
      8.875%,  07/15/07                   650             637
   Salem Communications, Ser B
      9.500%,  10/01/07                 1,475           1,383
   Sinclair Broadcast Group
     10.000%,  09/30/05                   800             764
   Sinclair Broadcast Group
      9.000%,  07/15/07                 5,000           4,487
   STC Broadcasting
     11.000%,  03/15/07                 2,000           1,980
   Telewest Communications PLC
     11.250%,  11/01/08                   500             500
      9.625%,  10/01/06                   750             701
   Telewest Communications PLC (A)
      9.875%,  02/01/10                   500             465
   Telewest Communications PLC (B)
     11.030%,  10/01/07                 3,695           3,501
   Telewest Communication (A) (B)
      8.680%,  04/15/09                 1,650             891

--------------------------------------------------------------------------------
                                                                              63

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Tri-State Outdoor Media
     11.000%,  05/15/08               $ 1,350         $ 1,242
   United International
     Holdings, Ser B (B)
     11.700%,  02/15/08                 2,000           1,400
   United Pan-Europe
     11.500%,  02/01/10                 1,000             890
   United Pan-Europe Communications
     11.250%,  02/01/10                 4,000           3,560
     10.875%,  08/01/09                 1,000             870
   United Pan-Europe Communication (B)
     11.250%,  08/01/09                   350             176
   XM Satellite Radio
     14.000%,  03/15/10                   500             440
   Young Broadcasting
     11.750%,  11/15/04                 2,000           2,035
   Young Broadcasting, Ser B
      9.000%,  01/15/06                   150             141
      8.750%,  06/15/07                 1,200           1,104
                                                     --------
                                                      101,405
                                                     --------
BUILDING & CONSTRUCTION--0.9%
   American Builder & Contractors
     10.625%,  05/15/07                   500             411
   Amtrol
     10.625%,  12/31/06                   400             358
   Brand Scaffold Services
     10.250%,  02/15/08                 1,200           1,053
   California Steel Industry, Ser B
      8.500%,  04/01/09                   500             457
   Dayton Superior
     13.000%,  06/15/09                 1,500           1,477
   Formica, Ser B
     10.875%,  03/01/09                 1,000             780
   International Utility Structure
     13.000%,  02/01/08                   500             440
   International Utility Structures (A)
     10.750%,  02/01/08                 1,300           1,066
   Morris Materials Handling (C)
      9.500%,  04/01/08                   400              52
   Waxman Industries (B)
     12.750%,  06/01/04                   600             270
                                                     --------
                                                        6,364
                                                     --------
CHEMICALS--2.4%
   Avecia Group PLC
     11.000%,  07/01/09                 3,000           2,940
   Huntsman (A)
      9.500%,  07/01/07                 1,650           1,501

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Huntsman ICI Chemicals
     10.125%,  07/01/09               $ 6,200         $ 6,246
      0.000%,  12/31/09                 2,100             693
   Huntsman Polymers
     11.750%,  12/01/04                   250             254
   Laroche Industries (C)
      9.500%,  09/15/07                 2,000             420
   LLS
     11.625%,  08/01/09                 1,000             945
   NL Industries
     11.750%,  10/15/03                   350             357
   Octel Developments
     10.000%,  05/01/06                   950             869
   Philipp Brothers Chemical
      9.875%,  06/01/08                 1,200             852
   Sterling Chemical
     11.750%,  08/15/06                 1,000             820
   Sterling Chemical Holdings (B)
     31.830%,  08/15/08                 1,000             400
   Sterling Chemical, Ser B
     12.375%,  07/15/06                   500             507
   Texas Petrochemical
     11.125%,  07/01/06                   450             382
                                                     --------
                                                       17,186
                                                     --------
COMMERCIAL SERVICES--0.3%
   Coinstar (A)
     13.000%,  10/01/06                 1,000           1,011
   Iron Mountain
      8.250%,  07/01/11                   750             656
   Worldwide Flight Service
     12.250%,  08/15/07                   800             552
                                                     --------
                                                        2,219
                                                     --------
CONTAINERS & PACKAGING--0.8%
   Ball
      8.250%,  08/01/08                   700             658
   BWAY, Ser B
     10.250%,  04/15/07                   500             480
   Consumers Packaging
      9.750%,  02/01/07                   750             262
   Crown Packaging Enterprises Ltd. (B)
      0.000%,  08/01/06                   775              19
   Graham Packaging
      8.750%,  01/15/08                   400             346
   Huntsman Packaging
     13.000%,  06/01/10                 1,150           1,184
   Impac Group (A)
     10.125%,  03/15/08                 1,000           1,085
   Packaged Ice
      9.750%,  02/01/05                 1,000             830

--------------------------------------------------------------------------------
64

                                                                   [logo omitted

                                                                   JUNE 30, 2000
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   SF Holdings Group (B)
     16.550%,  03/15/08               $ 1,000        $    500
                                                     --------
                                                        5,364
                                                     --------
DIVERSIFIED OPERATIONS--1.3%
   Amscan Holdings
      9.875%,  12/15/07                   400             328
   Elgar Holdings
      9.875%,  02/01/08                 1,000             550
   Knology Holdings (B)
     14.390%,  10/15/07                 6,100           3,294
   Lodestar Holdings (A)
     11.500%,  05/15/05                   750             150
   SCG Holding
     12.000%,  08/01/09                 4,623           4,935
   Western Federal Notes (C)
     15.500%,  09/30/00                   500             125
                                                     --------
                                                        9,382
                                                     --------
DRUGS--0.6%
   Dade International
     11.125%,  05/01/06                   500             235
   ICN Pharmaceuticals
      9.250%,  08/15/05                   650             643
   ICN Pharmaceuticals (A)
      8.750%,  11/15/08                   770             758
      8.750%,  11/15/08                   500             492
   NBTY, Ser B
      8.625%,  09/15/07                 1,400           1,193
   Twin Laboratories
     10.250%,  05/15/06                 1,225           1,219
                                                     --------
                                                        4,540
                                                     --------
ELECTRICAL SERVICES--1.1%
   AES
      8.500%,  11/01/07                   800             730
      8.000%,  12/31/08                   500             445
   Ampex
     12.000%,  03/15/03                 1,000             750
   CMS Energy
      7.500%,  01/15/09                 1,400           1,223
   CMS Energy, Ser B
      6.750%,  01/15/04                   800             741
   Cogentrix Energy
      8.750%,  10/15/08                 1,000             956
   Condor Systems (A)
     11.875%,  05/01/09                   750             362
   Integrated Electrical
    Services, Ser B (A)
      9.375%,  02/01/09                 2,500           2,025

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Niagra Mohawk Power, Ser G
      7.750%,  10/01/08                $  800          $  780
                                                     --------
                                                        8,012
                                                     --------
ENTERTAINMENT--6.8%
   Alliance Atlantis Communications (A)
     13.000%,  12/15/09                 1,750           1,794
   AMC Entertainment
      9.500%,  03/15/09                 1,000             465
      9.500%,  02/01/11                 1,000             450
   American Skiing, Ser B
     12.000%,  07/15/06                   450             378
   AMF Group, Ser B
     10.875%,  03/15/06                   700             191
   AMF Group, Ser B (B)
     37.560%,  03/15/06                   306              62
   Argosy Gaming
     10.750%,  06/01/09                 1,975           2,042
   Aztar (A)
      8.875%,  05/15/07                 1,650           1,555
   Bally Total Fitness Holding, Ser D
      9.875%,  10/15/07                   400             362
   Booth Creek Ski Holdings, Ser B
     12.500%,  03/15/07                 1,000             720
   Boyd Gaming
      9.500%,  07/15/07                   600             576
   Boyds Collection Ltd.
      9.000%,  05/15/08                 1,978           1,741
   Casino Magic
     13.000%,  08/15/03                 1,600           1,696
   Cinemark USA
      9.625%,  08/01/08                   500             260
   Cinemark USA, Ser B
      9.625%,  08/01/08                   100              52
      8.500%,  08/01/08                   500             250
   Circus Circus Enterprise
     9.250%,  12/01/05                  1,600           1,544
   Eldorado Resorts
     10.500%,  08/15/06                 1,000             990
   Fitzgeralds Gaming (C)
     12.250%,  12/15/04                 1,400             770
   Hard Rock Hotel (A)
     9.250%,  04/01/05                  2,250           2,064
   Hollywood Park, Ser B
      9.500%,  08/01/07                 3,800           3,781
       9.250%,  02/15/07                1,000             995
   Horseshoe Gaming Holdings, Ser B
      8.625%,  05/15/09                 1,000             942
   Horseshoe Gaming LLC, Ser B
      9.375%,  06/15/07                 1,100           1,083
   Imax (A)
      7.875%,  12/01/05                 1,750           1,584

--------------------------------------------------------------------------------
                                                                              65

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Isle of Capri Casinos
      8.750%,  04/15/09                $1,500         $ 1,387
   KSL Recreation Group
     10.250%,  05/01/07                 1,000             950
   Loews Cineplex Entertainment (A)
      8.875%,  08/01/08                 1,000             470
   Louisiana Casino Cruises, Ser B
     11.000%,  12/01/05                 1,000           1,030
   Mohegan Tribal Gaming
      8.750%,  01/01/09                 1,800           1,710
   Park Place Entertainment
      9.375%,  02/15/07                   850             850
      7.875%,  12/15/05                 1,000             940
   Players International
     10.875%,  04/15/05                   500             519
   Premier Parks
      9.750%,  01/15/07                   500             483
      9.750%,  06/15/07                 4,325           4,179
      9.250%,  04/01/06                   500             470
   Regal Cinemas (A)
      9.500%,  06/01/08                   900             216
      8.875%,  12/15/10                   450             108
   Riviera Black Hawk
     13.000%,  05/01/05                   700             749
   Silver Cinemas (A) (B)
     10.500%,  04/15/05                   800              80
   Station Casinos
     10.125%,  03/15/06                 3,450           3,493
   Town Sports International, Ser B
      9.750%,  10/15/04                 2,500           2,375
   Vail Resorts
      8.750%,  05/15/09                   600             558
   Waterford Gaming (A)
      9.500%,  03/15/10                 1,055           1,013
                                                     --------
                                                       47,927
                                                     --------
ENVIRONMENTAL SERVICES--0.7%
   Allied Waste North America
     10.000%,  08/01/09                 3,500           2,922
Allied Waste North America
      7.875%,  01/01/09                 1,300           1,108
   Waste Systems International
     11.500%,  01/15/06                   550             319
   Waste Systems International (A)
      7.000%,  05/13/05                   800             400
                                                     --------
                                                        4,749
                                                     --------
FINANCIAL SERVICES--1.0%
   Homeside
     11.250%,  05/15/03                   325             352

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Investcorp (A)
     12.750%,  05/01/10               $ 1,500         $ 1,478
   Labrache (A)
     12.000%,  03/01/07                 1,000             996
   Lodgian Financing
     12.250%,  07/15/09                   900             721
   Madison River Financial (A)
     13.250%,  03/01/10                   600             540
   PTC International Finance BV (B)
     13.760%,  07/01/07                 1,000             710
   Siligan Holdings PIK
     13.250%,  07/15/06                   336             359
   Sovereign Bancorp
     10.500%,  11/15/06                 1,000             987
   Windsor Woodmount Black Hawk
     13.000%,  03/15/06                 1,000           1,002
                                                     --------
                                                        7,145
                                                     --------
FOOD, BEVERAGE & TOBACCO--1.9%
   Agrilink Foods
     11.875%,  11/01/08                 1,700           1,326
   Archibald Candy
     10.250%,  07/01/04                 1,200             870
   Aurora Foods
      8.750%,  07/01/08                   850             476
   Aurora Foods, Ser B
      9.875%,  02/15/07                 1,050             609
   Avado Brands
     11.750%,  06/15/09                 1,225             622
   Eagle Family Foods
      8.750%,  01/15/08                 1,300             767
   International Home Foods
     10.375%,  11/01/06                   750             802
   Keebler
     10.750%,  07/01/06                   450             479
  Luigino's
     10.000%,  02/01/06                 1,200             960
   Mrs Fields (B)
     15.680%,  12/01/05                   800             344
   Mrs Fields, Ser B
     10.125%,  12/01/04                   760             631
   National Wine & Spirits
     10.125%,  01/15/09                 1,350           1,309
   New World Pasta
      9.250%,  02/15/09                 1,250             744
   Pathmark Stores (C)
      9.625%,  05/01/03                 1,400             980
   Premier International Food PLC (A)
     12.000%,  09/01/09                 1,800           1,611
   Pueblo Xtra International
      9.500%,  08/01/03                 1,000             460

--------------------------------------------------------------------------------
66

                                                                  [logo omitted]

                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Vlasic Foods International, Ser B
     10.250%,  07/01/09               $ 1,250          $  437
                                                     --------
                                                       13,427
                                                     --------
FORESTRY--0.1%
   Tembec Industries (A)
      8.625%,  06/30/09                   500             480
                                                     --------
GARDEN PRODUCTS--0.4%
   Color Spot Nurseries
     10.500%,  12/15/07                 1,300             923
   Scotts (A)
      8.625%,  01/15/09                 1,800           1,728
                                                     --------
                                                        2,651
                                                     --------
HOTELS & LODGING--4.3%
   Ameristar Casino, Ser B
     10.500%,  08/01/04                 2,950           2,965
   Capstar Hotel
      8.750%,  08/15/07                   500             455
   Coast Hotels & Casinos
      9.500%,  04/01/09                 1,300           1,235
   Florida Panthers Holdings
      9.875%,  04/15/09                   900             844
   Harrahs Operating (A)
      7.875%,  12/15/05                 1,000             940
   Harvey Casinos Resorts
     10.625%,  06/01/06                 2,650           2,703
   HMH Properties (A)
      8.450%,  12/01/08                   500             463
   Hollywood Casinos (A)
     13.000%,  08/01/06                   600             637
     11.250%,  05/01/07                 4,000           4,090
   Intrawest
      9.750%,  08/15/08                 1,000             990
   John Q Hammons Hotels
      8.875%,  02/15/04                   500             440
   Majestic Star Casino, Ser B
     10.875%,  07/01/06                 1,300           1,059
   Meristar Hotel
      8.750%,  08/15/07                   500             445
   MGM Grand
      9.750%,  06/01/07                 1,600           1,628
   Peninsula Gaming LLC
     12.250%,  07/01/06                 1,000             982
   Prime Hospitality
      9.750%,  04/01/07                   450             434
      8.250%,  01/15/06                   600             591
   Santa Fe Hotel
     11.000%,  12/15/00                 1,571           1,559

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Station Casino Incorported (A)
      9.875%,  07/01/10               $ 4,700        $  4,681
   Station Casinos (A)
      9.750%,  04/15/07                 1,050           1,050
   Sun International Hotels
      9.000%,  03/15/07                 1,900           1,769
                                                     --------
                                                       29,960
                                                     --------
HOUSEHOLD PRODUCTS FURNITURE & FIXTURES--0.4%
   Congoleum
      8.625%,  08/01/08                 1,000             652
   Holmes Products, Ser D
      9.875%,  11/15/07                   500             350
   Home Products International
      9.625%,  05/15/08                   800             656
   International Knife & Saw
     11.375%,  11/15/06                   500             260
   Safelite Glass (A) (C)
      9.875%,  12/15/06                   800               7
   Sealy Mattress
      9.875%,  12/15/07                   500             482
   Sealy Mattress (B)
     11.790%,  12/15/07                   500             360
                                                     --------
                                                        2,767
                                                     --------
LEASING & RENTING--1.1%
   Anthony Crane Rentals, Ser B
     10.375%,  08/01/08                   500             321
   Avis Rent-A-Car
     11.000%,  05/01/09                 2,900           3,023
   Neff
     10.250%,  06/01/08                   500             310
   United Rentals
      9.250%,  01/15/09                   800             722
      9.000%,  04/01/09                 2,650           2,345
   Universal Compression (B)
     13.570%,  02/15/08                 1,000             720
                                                     --------
                                                        7,441
                                                     --------
MACHINERY--2.0%
   APCOA
      9.250%,  03/15/08                   700             246
   Applied Extrusion Technologies,
     Ser B 038196AB7
     11.500%,  04/01/02                   800             802
   BGF Industries
     10.250%,  01/15/09                 1,000             925
   Collins & Aikman (A)
     10.000%,  01/15/07                 1,200           1,167

--------------------------------------------------------------------------------
                                                                              67

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI Institutional Managed Trust High Yield Bond Fund (continued)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Consolidated Container Capital
     10.125%,  07/15/09               $ 1,000          $  990
   Grove Worldwide (A)
      9.250%,  05/01/08                 1,000             380
   GSI Group Inc
     10.250%,  11/01/07                 1,000             720
   Jackson Products (A)
      9.500%,  04/15/05                 1,300           1,170
   Magnum Hunter Re
     10.000%,  06/01/07                   800             728
   Moog
     10.000%,  05/01/06                   500             487
   Motors & Gears
     10.750%,  11/15/06                 1,290           1,242
   Oglebay Norton
     10.000%,  02/01/09                 1,000             910
   Sequa
      9.000%,  08/01/09                 1,050           1,008
   Simonds Industries (A)
     10.250%,  07/01/08                   600             493
   Thermadyne Holdings (A) (B)
     13.090%,  06/01/08                   550             198
   Transportation Manufacturing
     11.250%,  05/01/09                 3,500           2,979
                                                     --------
                                                       14,445
                                                     --------
MARINE TRANSPORTATION--0.3%
   American Commercial Lines
     10.250%,  06/30/08                 1,100             902
   First Wave Marine
     11.000%,  02/01/08                 1,000             590
   Golden Ocean Group Ltd. (C)
     10.000%,  08/31/01                 1,032             155
   Sea Containers Ltd.
     10.750%,  10/15/06                   700             525
                                                     --------
                                                        2,172
                                                     --------
MEASURING DEVICES--0.2%
   Eagle Geophysical (C)
     10.750%,  07/15/08                 1,000              90
   Numatics
      9.625%,  04/01/08                   800             640
   Quest Diagnostic
     10.750%,  12/15/06                   450             466
                                                     --------
                                                        1,196
                                                     --------
MEDICAL PRODUCTS & SERVICES--1.5%
   Alaris Medical (B)
     21.230%,  08/01/08                 1,000             153

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Beverly Enterprises
      9.000%,  02/15/06                $  700          $  581
   Fountain View (A)
     11.250%,  04/15/08                 1,000             250
   Leiner Health Products
      9.625%,  07/10/07                   500             360
   Lifepoint Hospitals Holdings
     10.750%,  05/15/09                 4,300           4,429
   Oxford Health Plans
     11.000%,  05/15/05                   500             518
   Paracelsus Healthcare (C)
     10.000%,  08/15/06                   500             110
   Tenet Healthcare
      8.625%,  01/15/07                   500             478
   Tenet Healthcare (A)
      9.250%,  09/01/10                 3,200           3,224
   Universal Health Services
      8.750%,  08/15/05                   250             248
                                                     --------
                                                       10,351
                                                     --------
MISCELLANEOUS BUSINESS SERVICES--2.5%
   Autotote, Ser B
     10.875%,  08/01/04                 1,500           1,560
   Covad Communications Group
     12.500%,  02/15/09                   800             640
   Earthwatch (B)
     14.420%,  07/15/07                 2,250           1,325
   Exodus Communications
     11.250%,  07/01/08                 1,200           1,188
     10.750%,  12/15/09                 2,150           2,075
   Exodus Communications (A)
     11.625%,  07/15/10                 1,675           1,675
   Interact Operating PIK
     14.000%,  08/01/03                   375             172
   IPCS
      0.000%,  07/15/10                 2,750           1,396
   IT Group
     11.250%,  04/01/09                 1,000             895
   Knoll
     10.875%,  03/15/06                   260             260
   Phase Metrics (A) (C)
     10.750%,  02/01/05                   500              40
   Pierce Leahy (A)
      9.125%,  07/15/07                   450             430
   Psinet
     10.000%,  02/15/05                   950             874
   Rhythms Netconnections
     12.750%,  04/15/09                 2,300           1,622
   Rhythms Netconnections (A) (B)
     13.500%,  05/15/08                 1,700             672

--------------------------------------------------------------------------------
68

                                                                  [logo omitted]
                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Unisys
     11.750%,  10/15/04                $  500          $  533
      7.875%,  04/01/08                   450             421
   Verio
     13.500%,  06/15/04                 1,000           1,129
     10.375%,  04/01/05                   500             525
                                                     --------
                                                       17,432
                                                     --------
MISCELLANEOUS MANUFACTURING--1.5%
   ADV Accessory
      9.750%,  10/01/07                   550             446
   Advanced Glassfiber (A)
      9.875%,  01/15/09                 1,000             915
   Burke Industries
     10.000%,  08/15/07                   600             212
   Cambridge Industries, Ser B (C)
     10.250%,  07/15/07                   500             125
   Communications Instrument
     10.000%,  09/15/04                   500             408
   Delco Remy International
     10.625%,  08/01/06                 1,500           1,470
   Diamond Brands Operating (A)
     10.125%,  04/15/08                   650             358
   Doskocil Manufacturing
     10.125%,  09/15/07                   500             174
   Galey & Lord
      9.125%,  03/01/08                   750             334
   GST Equipment Funding (C)
     13.250%,  05/01/07                   500             273
   ISP Holdings
      9.000%,  10/15/03                   500             466
   Jl French Auto Casting, Ser B
     11.500%,  06/01/09                 1,000             910
   JPS Automotive Products
     11.125%,  06/15/01                   100             100
   LDM Technologies
     10.750%,  01/15/07                   500             395
   MMI Products
     11.250%,  04/15/07                 1,000             985
   Omega Cabinets
     10.500%,  06/15/07                 1,000             920
   Pillowtex
     10.000%,  11/15/06                   500             175
   Polymer Group, Ser B
      9.000%,  07/01/07                   600             510
   Tekni-Plex (A)
     12.750%,  06/15/10                   850             850
   William Carter (A)
     10.375%,  12/01/06                   750             716
                                                     --------
                                                       10,742
                                                     --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS--2.4%
   American Tissue
     12.500%,  07/15/06               $ 1,500         $ 1,448
   Berry Plastics
     12.500%,  06/15/06                   533             427
     11.000%,  07/15/07                 1,300           1,141
   Buckeye Cellulose
      9.250%,  09/15/08                   500             500
   Container
      9.750%,  04/01/03                   550             549
   Crown Paper (C)
     11.000%,  09/01/05                 1,500             428
   Doman Industries Ltd.
     12.000%,  07/01/04                 1,250           1,250
   Drypers
     10.250%,  06/15/07                 1,450             935
   Four M
     12.000%,  06/01/06                 1,200           1,104
   Gaylord Container
      9.750%,  06/15/07                   600             474
   Gaylord Container (A)
      9.375%,  06/15/07                   850             663
   Mail-Well, Ser B
      8.750%,  12/15/08                   800             672
   Norampac
      9.500%,  02/01/08                 1,275           1,230
   Playtex Products
      8.875%,  07/15/04                   400             386
   Portola Packaging
     10.750%,  10/01/05                   200             162
   Repap Enterprises (A)
      6.000%,  06/30/05                   400             238
   Repap New Brunswick
     10.625%,  04/15/05                 1,800           1,584
   Republic Group (A)
      9.500%,  07/15/08                   700             581
   Riverwood International
     10.875%,  04/01/08                 1,000             880
   SD Warren
     14.000%,  12/15/06                   927           1,024
   Specialty Paperboard
      9.375%,  10/15/06                   500             480
   Stone Container (A)
     11.500%,  08/15/06                   400             414
                                                     --------
                                                       16,570
                                                     --------
PETROLEUM & FUEL PRODUCTS--4.6%
   Abraxas Petroleum

     11.500%,  11/01/04                   875             735
   Bellwether Exploration
     10.875%,  04/01/07                 1,800           1,674


--------------------------------------------------------------------------------
                                                                              69

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Canadian Forest Oil Ltd.
      8.750%,  09/15/07             $  800          $  752
   Clark R&M
      8.875%,  11/15/07                500             320
   Cliffs Drilling
     10.250%,  05/15/03              1,000           1,003
   Comstock Resources
     11.250%,  05/01/07              2,000           2,033
   Contour Energy
     14.000%,  04/15/03              1,706           1,749
   Costilla Energy (C)
     10.250%,  10/01/06              1,000             445
   Crown Central Petroleum
     10.875%,  02/01/05              1,200           1,041
   Denbury Management
      9.000%,  03/01/08              1,800           1,638
   Energy of America
      9.500%,  05/15/07                500             320
   Frontier Oil
     11.750%,  11/15/09                800             800
   Frontier Oil (A)
      9.125%,  02/15/06                800             708
   Georgia Gulf
     10.375%,  11/01/07                500             520
   Gothic Production
     11.125%,  05/01/05                800             746
   Great Lakes Carbon
     10.250%,  05/15/08                500             435
   Gulf Canada Resources
      8.375%,  11/15/05                500             495
   Gulf Canada Resources Ltd.
      9.625%,  07/01/05                500             509
      9.250%,  01/15/04                500             503
   HS Resources
      9.250%,  11/15/06                500             486
   HS Resources (A)
      9.250%,  11/15/06                600             584
   Key Energy Services
     14.000%,  01/15/09              1,150           1,294
   Lyondell Chemical
      9.875%,  05/01/07              1,400           1,383
   Nuevo Energy
      9.500%,  06/01/08                900             889
   Ocean Energy
      8.875%,  07/15/07                950             945
   Parker Drilling, Ser D
      9.750%,  11/15/06              4,000           3,870
   Pogo Producing
      8.750%,  05/15/07              1,000             945
   Pride International
     10.000%,  06/01/09                500             515

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Pride Petroleum Services
      9.375%,  05/01/07             $  850        $    848
   R&B Falcon (A)
      6.950%,  04/15/08              1,000             855
   Ram Energy
     11.500%,  02/15/08                500             246
   Southwest Royalties, Ser B
     10.500%,  10/15/04                500             320
   Swift Energy
     10.250%,  08/01/09              1,750           1,772
   Ultapetrol
     10.500%,  04/01/08                800             656
   Wiser Oil
      9.500%,  05/15/07                600             462
                                                  --------
                                                    32,496
                                                  --------
PRINTING & PUBLISHING--3.6%
   American Lawyer Media
      9.750%,  12/15/07              1,150           1,049
   American Lawyer Media Holding (B)
     13.660%,  12/15/08              1,000             640
   American Media Operation
     10.250%,  05/01/09                900             882
   Completel Europe (B)
     16.360%,  02/15/09              1,800             900
   Garden State Newspapers
      8.625%,  07/01/11              1,000             870
   Hollinger International Publishing
      9.250%,  03/15/07              1,000             985
   Hyperion Telecommunication (B)
     11.190%,  04/15/03              2,000           1,860
   Jordan Industries
     10.375%,  08/01/07              2,225           2,036
   Liberty Group Operating
      9.375%,  02/01/08                650             533
   Liberty Group Publishings (B)
     25.910%,  02/01/09                500             278
   McLeod USA
      9.250%,  07/15/07                650             627
      8.125%,  02/15/09                500             451
   McLeod USA (B)
     11.070%,  03/01/07              2,000           1,640
   MDC Communications (A)
     10.500%,  12/01/06              1,000             960
   Muzak Finance LLC
      9.875%,  03/15/09              1,000             920
   Perry-Judd
     10.625%,  12/15/07                500             420
   Phoenix Color
     10.375%,  02/01/09                750             675


--------------------------------------------------------------------------------
70

                                                                  [logo omitted]
                                                                   June 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Price Communication Wireless
     11.750%,  07/15/07                $  250          $  269
   Regional Independent Media
     Group (A)
     10.500%,  07/01/08                 1,000           1,000
   Susquehanna Media
      8.500%,  05/15/09                 1,250           1,188
   T/SF Communications, Ser B
     10.375%,  11/01/07                   700             651
   Time Warner (A)
      9.750%,  07/15/08                 1,250           1,209
   Tritel PCS (B)
     11.680%,  05/15/09                 3,650           2,418
   TV Guide
      8.125%,  03/01/09                 1,000             998
   Viasystems
      9.750%,  06/01/07                   500             433
   World Color Press
      7.750%,  02/15/09                 1,500           1,389
                                                     --------
                                                       25,281
                                                     --------
PROFESSIONAL SERVICES--0.3%
   Haynes International
     11.625%,  09/01/04                   850             595
   LA Petite Acadamy
     10.000%,  05/15/08                 1,190             702
   URS
     12.250%,  05/01/09                   900             923
   Yanknets LLC (A)
     12.750%,  03/01/07                   250             240
                                                     --------
                                                        2,460
                                                     --------
REAL ESTATE--0.1%
   D.R. Horton (A)
      8.000%,  02/01/09                   650             566
                                                     --------
RETAIL--6.6%
   Advance Stores (A)
     10.250%,  04/15/08                 2,350           1,939
   AFC Enterprises
     10.250%,  05/15/07                 2,850           2,765
   Ainsworth Lumber
     12.500%,  07/15/07                 1,500           1,489
   American Restaurant Group
     11.500%,  02/15/03                   700             537
   Ameriking
     10.750%,  12/01/06                   600             505
   AP Holdings (B)
     25.150%,  03/15/08                 1,700             170
   B&G Foods
      9.625%,  08/01/07                   500             350
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Buhrmann US
     12.250%,  11/01/09               $ 2,575         $ 2,704
   Carrols
      9.500%,  12/01/08                 1,000             835
   Climachem, Ser B
     10.750%,  12/01/07                 1,000             250
   Finlay Enterprises
      9.000%,  05/01/08                   200             176
   Fisher Scientific International
      9.000%,  02/01/08                 1,000             915
   Fleming
     10.500%,  12/01/04                   670             600
   Flooring America (C)
      9.250%,  10/15/07                   296             169
   Friendly Ice Cream
     10.500%,  12/01/07                   700             562
   Group 1 Automotive
     10.875%,  03/01/09                 1,000             890
   HMV Media Group (A)
     10.250%,  05/15/08                 1,000             670
   Home Interior & Gifts
     10.125%,  06/01/08                 1,500             855
   Host Marriott
      8.375%,  02/15/06                   500             465
      7.875%,  08/01/05                   550             509
      7.875%,  08/01/08                 1,150           1,032
   Jitney-Jungle Stores (C)
     10.375%,  09/15/07                   450               7
   Jo-Ann Stores
     10.375%,  05/01/07                   600             537
   K-Mart
      7.750%,  10/01/12                   850             723
   K-Mart (A)
      8.540%,  01/02/15                   733             712
   Leslie's Poolmart
     10.375%,  07/15/04                 1,350           1,006
   Marsh Supermarket
      8.875%,  08/01/07                   500             465
   Metallurg
     11.000%,  12/01/07                   800             632
   Ne Restaurant (A)
     10.750%,  07/15/08                   600             468
   Nebraska Book
      8.750%,  02/15/08                 1,000             770
   Northpoint Communications
     Group (A)
     12.875%,  02/15/10                   800             576
   Owens & Minor
     10.875%,  06/01/06                   500             513
   Pantry
     10.250%,  10/15/07                 1,200           1,134
   Perkins Family Restaurant/
     Finance, Ser B
     10.125%,  12/15/07                 1,000             960

--------------------------------------------------------------------------------
                                                                              71

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Pep Boys-Manny Moe Jack
      6.710%,  11/03/04            $ 1,500          $  949
   Port Royal Holdings
     10.250%,  10/01/07              1,000             885
   Printpack, Ser B
     10.625%,  08/15/06                800             744
   RH Donnelly (A)
      9.125%,  06/01/08                800             753
   Roma (A)
     12.000%,  07/01/06                750             488
   Sbarro Incorpated
     11.000%,  09/15/09              3,600           3,681
   Simmons
     10.250%,  03/15/09              1,500           1,331
   Sleepmaster
     11.000%,  05/15/09              1,250           1,181
   Sonic Automotive
     11.000%,  08/01/08              2,000           1,775
   Stater Brother Holdings
     10.750%,  08/15/06              1,250           1,100
   Travelcenters of America
     10.250%,  04/01/07              3,750           3,783
   Wesco Distribution, Ser B
      9.125%,  06/01/08              1,750           1,601
   Wheeling-Pittsburgh
      9.250%,  11/15/07                900             689
   Zilog, Ser B
      9.500%,  03/01/05              1,200           1,008

                                                   --------
                                                    46,858
                                                   --------
SEMI-CONDUCTORS/INSTRUMENTS--1.3%
   Amkor Technologies
     10.500%,  05/01/09              4,000           4,005
   Amphenol
      9.875%,  05/15/07                450             454
   Aavid Thermal Technology
     12.750%,  02/01/07                500             468
   Fairchild Semiconductor
     10.375%,  10/01/07              2,800           2,849
   Flextronics International Ltd. (A)
      9.875%,  07/01/10              1,000           1,007
   Viasystems, Ser B
      9.750%,  06/01/07                600             519
                                                   --------
                                                     9,302
                                                   --------
SPECIAL PURPOSE ACQUISITION--0.4%
   Advance Holding (B)
     17.240%,  04/15/09              1,500             630
   DTI Holdings (B)
     18.740%,  03/01/08              1,500             630

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   P&L Coal Holdings (A)
      8.875%,  05/15/08             $  250         $   236
   P&L Coal Holdings, Ser A
      9.625%,  05/15/08              1,250           1,159
                                                   --------
                                                     2,655
                                                   --------
SPECIAL PURPOSE ENTITY--0.3%
   Airplanes Pass Through Trust
     10.875%,  03/15/19                988             802
   Caithness Coso Fund, Ser B
      9.050%,  12/15/09              1,000             988
   Russell-Stanley Holdings
     10.875%,  02/15/09                750             488
                                                    --------
                                                     2,278
                                                    --------
SPECIALTY CONSTRUCTION--0.1%
   AAF-Mcquay (A)
      8.875%,  02/15/03                835             718
                                                    --------
STEEL & STEEL WORKS--1.6%
   AEI Resources (A)
     11.500%,  12/15/06                500              50
   Algoma Steel
     12.375%,  07/15/05              1,000             870
   Bayou Steel
      9.500%,  05/15/08                500             410
   Commonwealth Aluminum
     10.750%,  10/01/06                500             480
   Euramax International PLC
     11.250%,  10/01/06              1,500           1,425
   Golden Northwest
     12.000%,  12/15/06                700             700
   GS Technologies
     12.000%,  09/01/04              1,100             386
   Gulf States Steel (C)
     13.500%,  04/15/03              1,000              90
   Ivaco
     11.500%,  09/15/05                500             530
   Kaiser Aluminum & Chemical
      9.875%,  02/15/02                700             665
   Kaiser Aluminum & Chemical, Ser B
     10.875%,  10/15/06                600             570
   Maxxam Group Holdings, Ser B
     12.000%,  08/01/03                400             369
   National Steel
      9.875%,  03/01/09              1,000             835
   Neenah
     11.125%,  05/01/07                500             368
   Northwestern Steel & Wire
      9.500%,  06/15/01              1,000             450

--------------------------------------------------------------------------------
72

                                                                  [logo omitted]

                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Oxford Automotive
     10.125%,  06/15/07            $ 1,400         $ 1,218
   Renco Metals
     11.500%,  07/01/03                500             200
   Republic Technology
     13.750%,  07/15/09                750             132
   Sheffield Steel, Ser B
     11.500%,  12/01/05                500             350
   WCI Steel
     10.000%,  12/01/04              1,000             930
   Weirton Steel
     11.375%,  07/01/04                250             235
                                                   --------
                                                    11,263
                                                   --------
TELEPHONES & TELECOMMUNICATIONS--20.5%
   Airgate PCS (B)
     12.920%,  10/01/09              4,650           2,662
   Alamosa PCS Holdings (B)
     13.530%,  02/15/10              8,600           4,472
   Allbritton Communications
      9.750%,  11/30/07                800             768
   Allegiance Telecom (B)
     11.860%,  02/15/08              1,000             725
   AMSC Acquisition, Ser B
     12.250%,  04/01/08                900             702
   Call-Net Enterprises
      9.375%,  05/15/09              1,050             646
   Call-Net Enterprises (A) (B)
     15.470%,  08/15/08                600             234
   Call-Net Enterprises (B)
     14.320%,  08/15/07              1,000             470
     13.200%,  05/15/09                500             180
   Caprock Communications
     11.500%,  05/01/09              1,000             900
   Carrier One
     13.250%,  02/15/09              1,000             973
   Centennial Cellular
     10.750%,  12/15/08              1,000             971
   Clearnet Communications (B)
     12.165%,  05/01/09              5,000           3,000
     11.720%,  12/15/05              1,800           1,859
   Colo.com (A)
     13.875%,  03/15/10                750             806
   Colt Telecommunications Group (B)
      9.640%,  12/15/06                600             761
   Concentric Network
     12.750%,  12/15/07                550             580
   Covad Communications Group (A)
     12.000%,  02/15/10              3,500           2,730
   Crown Castle International
     10.750%,  08/01/11              1,500           1,521

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Dobson Communications (A)
     10.875%,  07/01/10         $3,350,000         $ 3,367
   Dobson/Sygnet Communications
     12.250%,  12/15/08              1,000           1,065
   Dolphin Telecommunications PLC (B)
     18.790%,  06/01/08                600             225
     17.910%,  05/15/09              2,550             893
   E.spire Communications
     13.750%,  07/15/07                500             275
   E.spire Communications (B)
     19.290%,  11/01/05              1,800             846
     18.270%,  04/01/06                500             225
     18.010%,  07/01/08                500             170
   Energis PLC
      9.750%,  06/15/09                650             637
   Equinix
     13.000%,  12/01/07                800             759
   Esprit Telecommunications Group PLC
     11.500%,  12/15/07                500             355
   Fairpoint Communications
     12.500%,  05/01/10              1,100           1,111
   Flag Ltd.
      8.250%,  01/30/08                750             668
   Flag Telecommunications Ltd. (A)
     11.625%,  03/30/10              5,000           4,850
   Focal Communications (B)
     12.380%,  02/15/08              1,550           1,046
   Galaxy Telecommunications (A)
     12.375%,  10/01/05              1,400           1,211
   GCI
      9.750%,  08/01/07              1,400           1,302
   Global Crossing Holdings
      9.125%,  11/15/06              4,000           3,830
   Global Crossing Holdings Ltd. (A)
      9.625%,  05/15/08              1,710           1,659
   Global Telesystems Group
      9.875%,  02/15/05              1,250             888
   Globalstar LP/Capital
     11.500%,  06/01/05                250              71
     11.375%,  02/15/04                400             118
     11.250%,  06/15/04                900             261
   Golden Sky (B)
     10.090%,  03/01/07              1,000             675
   GST USA Guarantee (B)
     24.960%,  12/15/05              1,760             598
   GT Group Telecommunications (B)
     12.300%,  02/01/10              3,750           2,081
   Hermes Europe Railtel BV
     11.500%,  08/15/07                750             641
     10.375%,  01/15/09              1,000             815
   Hyperion Telecommunications
     12.250%,  09/01/04                500             505

--------------------------------------------------------------------------------
                                                                              73

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   ICG Holdings (A) (B)
     13.800%,  03/15/07             $  900          $  618
   ICG Services (B)
     13.800%,  02/15/08              1,250             650
   Insight Midwest
      9.750%,  10/01/09              2,100           2,058
   Intelcomm Group (B)
     14.040%,  05/01/06                400             331
     13.510%,  09/15/05              1,200           1,161
   Intermedia Communications (B)
     11.240%,  07/15/07                750             589
     10.900%,  05/15/06                900             817
   International Cabletel
     12.750%,  04/15/05                400             407
   International Cabletel (B)
     10.430%,  02/01/06              1,200           1,107
   International Wire Group
     11.750%,  06/01/05              2,500           2,512
   ITC Deltacom
     11.000%,  06/01/07                422             426
      9.750%,  11/15/08                250             238
      8.875%,  03/01/08                455             416
   KMC Telecommunications
     Holdings (B)
     15.540%,  02/15/08              1,250             588
   Kpnqwest BV
      8.125%,  06/01/09              1,150           1,081
   L-3 Communications (A)
      8.000%,  08/01/08                750             662
   Leap Wireless
     12.500%,  04/15/10              5,500           4,840
   Level 3 Communications
      9.125%,  05/01/08              1,600           1,541
   Level 3 Communications (A)
     11.000%,  03/15/08              7,000           6,930
   Level 3 Communications (B)
     12.820%,  12/01/08                500             304
   Mannesmann AG
      9.000%,  06/01/09              1,250           1,275
   Mastec
      7.750%,  02/01/08                700             644
   McLeodUSA
      8.375%,  03/15/08                500             460
   Metricom Finance
     13.000%,  02/15/10              1,000             685
   Metromedia Fiber
     10.000%,  11/15/08              1,200           1,182
   Metromedia Fiber Network
     10.000%,  12/15/09                600             591
   Metromedia International Group,
     Ser B (A) (C)
     10.500%,  09/30/07              1,322             661

--------------------------------------------------------------------------------
                                  FACE AMOUNT       MARKET
DESCRIPTION                          (000)        VALUE (000)
--------------------------------------------------------------------------------
   Metronet Communications
     12.000%,  08/15/07             $  500          $  561
   Metronet Communications (B)
      9.460%,  06/15/08              1,400           1,138
   MGC Communications (A)
     13.000%,  04/01/10              2,589           2,434
   Microcell Telecommunications
     (A) (B)
     11.090%,  06/01/06              1,600           1,476
   Nextel Communications (B)
     11.170%,  02/15/08              1,400           1,026
     10.950%,  09/15/07              1,400           1,099
   Nextel Partners (B)
     12.530%,  02/01/09              1,301             898
   Nextlink Communications
     12.500%,  04/15/06                800             836
     10.750%,  11/15/08              4,500           4,433
   Nextlink Communications (A)
     10.500%,  12/01/09                650             634
   Nextlink Communications (B)
     12.600%,  04/15/08                800             488
   NTL Communications
     11.500%,  10/01/08              2,550           2,537
   Orbital Imaging
     11.625%,  03/01/05                950             435
   Orion Network Systems
     11.250%,  01/15/07                800             484
   Pac-West Telecommunications
     13.500%,  02/01/09              1,800           1,818
   Pagemart Nationwide
     15.000%,  02/01/05                750             718
   Powertel
     11.125%,  06/01/07                500             513
   Powertel (B)
     11.960%,  02/01/06                500             466
   Primus Telecommunications Group
     11.750%,  08/01/04                600             480
     11.250%,  01/15/09              1,500           1,170
   Protection One Alarm Protection (A)
      8.125%,  01/15/09                350             217
   Psinet
     11.500%,  11/01/08                350             329
     11.000%,  08/01/09              1,000             925
   Qwest Communications
     10.875%,  04/01/07                325             353
   Qwest Communications (B)
      9.170%,  10/15/07              1,050             882
   RCN
     10.125%,  01/15/10              3,750           3,122
     10.000%,  10/15/07              1,750           1,483
   RCN (B)
     13.710%,  10/15/07                750             469
     13.260%,  02/15/08              1,300             741

--------------------------------------------------------------------------------
74

                                                                  [logo omitted]
                                                                   June 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Rogers Cantel
      9.375%,  06/01/08             $  900          $  927
   RSL Communications PLC
     12.000%,  11/01/08                750             555
      9.875%,  11/15/09              1,000             649
      9.125%,  03/01/08                500             325
   Rural Cellular
      9.625%,  05/15/08                500             485
   Sitel (A)
      9.250%,  03/15/06                500             455
   Sprint Spectrum
     11.000%,  08/15/06              1,040           1,119
   Startec Global Communications
     12.000%,  05/15/08                500             400
   Sun Media
      9.500%,  05/15/07                325             315
   Telecorp PCS (B)
     11.370%,  04/15/09              3,750           2,447
   Teligent
     11.500%,  12/01/07              1,000             775
   Triton PCS (B)
     11.160%,  05/01/08              1,000             725
   US Unwired, Ser B (B)
      0.000%,  11/01/09              1,600             868
   Versatel Telecommunications
     11.875%,  07/15/09              1,000             985
   Viatel
     11.500%,  03/15/09                686             521
   Viatel (B)
     14.940%,  04/15/08              1,500             675
   Voicestream Wire
     10.375%,  11/15/09              3,650           3,778
   Voicestream Wire (B)
     11.560%,  11/15/09              1,250             841
   Weblink Wireless (B)
     16.370%,  02/01/08              1,500             645
   Western Wireless
     10.500%,  06/01/06                400             408
     10.500%,  02/01/07                300             306
   WHX
     10.500%,  04/15/05                750             585
   Williams Communications
     10.875%,  10/01/09              1,350           1,320
   Winstar Communications (A)
     12.750%,  04/15/10              1,500           1,399
   World Access, Ser B
     13.250%,  01/15/08                800             713
   Worldwide Fiber
     12.500%,  12/15/05                750             758
     12.000%,  08/01/09                500             473
                                                  --------
                                                   144,498
                                                  --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES--0.4%
   Allied Holdings, Ser B
      8.625%,  10/01/07             $  850        $    753
   Atlantic Express
     10.750%,  02/01/04                500             443
   Offshore Logistics
      7.875%,  01/15/08                600             540
   Werner Holdings
     10.000%,  11/15/07              1,400           1,348
                                                  --------
                                                     3,084
                                                  -------
Total Corporate Obligations
   (Cost  $723,359)                                642,060
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATION--3.9%
   FHLB
      6.588%,  07/03/00             27,208          27,198
                                                  --------
Total U.S. Government Agency Obligation
   (Cost  $27,198)                                  27,198
                                                  --------
COMMERCIAL PAPER--2.5%
   General Electric Capital
      6.800%,  07/03/00        17,821,000           17,821
                                                  --------
Commercial Paper
   (Cost  $17,815)                                  17,821
                                                  --------
COMMON STOCKs--1.2%
   Abraxas Petroleum (Nev)*         74,523             112
   Advanced Radio Telecom*          10,117             148
   AT&T Canada                       1,714              57
   Coinstar*                         4,545              46
   Completel Holdings* (A)          18,000             990
   Globalstar Telecommunications
     Ltd.*                           3,303              30
   Globix*                          19,712             578
   Grant Prideco*                   23,691             592
   ICG Communications*               1,155              25
   Intermedia Communication*         3,107              92
   Jordan Telecommunications Cp*       500              15
   Loral Space & Communication*        454               3
   Metretek Technologies            60,000             405
   Microcell Telecommunications*     5,152             186
   Nextlink Communications*          8,974             340
   Optel* (A)                          300              --
   Price Communications* (C)        89,949           2,119
   Primus Telecommunications Group*  1,047              26
   SF Holdings, Cl C* (A)              200              --

--------------------------------------------------------------------------------
                                                                              75

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Verio*  923433106 D1                28,168        $  1,563
   Viatel*  925529208 D1                2,863              82
   Weatherford International*          23,691             943
   World Access*                        2,514              28
                                                     --------
Total Common Stocks
   (Cost  $4,328)                                       8,380
                                                     --------

Preferred/Convertible Stocks--1.0%
   Adelphia Business Solution,
     Ser B PIK*                             9               9
   Adelphia Communications,
     Ser B, Exchange 13.000%*           2,500             251
   Ameriking PIK*  12/01/08         3,028,800             242
   Benedek Communications PIK*
      05/15/08                        500,000             275
   Diva Systems, Ser C*                41,615           1,082
   E.Spire Communications PIK (A)*        563             113
   GPA Group, PLC (A)*              1,000,000             525
   Granite Ltd.*                          100               9
   Interact Electriconic Marketing,
     Convertible  14.00*                  700             140
   Intermedia Communication,
     Convertible  30.235 (A)*  1       20,000             513
   Intermedia Communication,
     Ser B PIK*                           384             369
   International Utility PIK*             140              10
   Jazz Casino PIK* 11/15/09           10,543             264
   Key Energy Group*                  910,000             714
   Metretek Technologies *                300             475
   Nextel Communications, Ser D PIK*      703             752
   Nextel Communications,
    Ser E PIK* 02/15/10                 3,870             375
   Nextlink Communications PIK*         7,815             402
   Pegasus Communications PIK*          2,500             288
   Pegasus Communications, Ser A PIK*     990              99
   Peninsula Gaming*                    7,042              42
   Primedia, Ser D, Exchange 10.000%*   4,000             384
                                                     --------
Total Preferred/Convertible Stocks
   (Cost  $6,287)                                       7,333
                                                     --------
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
WARRANTS--0.3%
   Aavid Thermal Technologies*
    02/01/07                              500        $      5
   Airgate PCS* 10/01/09                1,400             176
   American Communication Services*     1,320              24
   Ampex (A)*   03/15/03               34,000              --
   Australis (A)* 10/30/01                500              --
   Cable Satisfaction* 03/01/10         2,000               5
   Carrier1 (A)* 02/19/09               1,000             500
   Classic Cable*                       3,000              50
   Clearnet*                            1,334              --
   Crown Packaging*                   100,848              --
   Diva System*  05/15/06               1,125             788
   Diva Systems (D)*                   11,271             203
   DTI Holdings (A)*                    6,250              --
   E.spire Communications* 11/01/05       500              17
   Golden Ocean Group* 08/31/01           688              --
   HF Holdings* 07/15/02                3,156              --
   Intelcom Group*                        700              --
   Inter Act Electronic* 12/15/09         700              11
   Key Energy Services* 01/15/09        1,150              76
   KMC Telecommunications Holdings*     1,250              31
   McCaw International*                 1,400              57
   Mentus Media*                        2,365              --
   Metretek Technologies*  09/10/03    30,000             101
   Metricom* 02/15/10                   1,000               5
   Motient* 04/01/08                      900               4
   Nextlink Communications* 02/01/09    5,000              --
   Orbital Imaging (A)* 03/01/05          950              19
   PLD Telekom*                           830              --
   Republic Technology* 07/15/09          750              --
   Startec Global*                        500               2
   USN Communication* 08/15/04         11,540              12
   Waste Systems International*         8,250              --
   Wireless One*                           20              --
   Worldwide Flight* 08/15/07             800              --
                                                     --------
Total Warrants
   (Cost  $1,507)                                       2,086
                                                     --------


--------------------------------------------------------------------------------
76

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS--0.1%
   Constellation Finance LLC,
     Ser 1997-1
     9.800%,  12/14/02                 $  500        $   460
                                                     -------
Total Asset-Backed Obligations
   (Cost  $500)                                          460
                                                     -------
RIGHTS--0.0%
   Abraxas Petroleum Ltd. Contigent
     Value Rights*                     74,523             --
                                                     -------
Total Rights
   (Cost  $0)                                             --
                                                     -------
TOTAL INVESTMENTS--100.0%
   (Cost  $780,994)                                  705,338
                                                     =======
*NON-INCOME PRODUCING SECURITY

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON JUNE 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
(D)  RESTRICTED SECURITY, NOT READILY MARKETABLE.
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
PIK -- PAYMENT-IN-KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES

--------------------------------------------------------------------------------
                                                                              77

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INDEX FUNDS S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
AEROSPACE & DEFENSE--0.9%
   BF Goodrich                          26,350        $    898
   Boeing                              222,471           9,302
   General Dynamics                     49,160           2,569
   Lockheed Martin                      98,132           2,435
   Northrop                             17,065           1,131
   Raytheon, Cl B                       83,240           1,602
   Rockwell International               46,130           1,453
   Textron                              35,310           1,918
   United Technologies                 115,344           6,791
                                                      --------
                                                        28,099
                                                      --------
AIR TRANSPORTATION--0.3%
   AMR*                                 36,670             969
   Delta Air Lines                      30,070           1,520
   FedEx*                               71,104           2,702
   Southwest Airlines                  121,700           2,305
   US Air Group*                        16,365             638
                                                      --------
                                                         8,134
                                                      --------
APPAREL/TEXTILES--0.0%
   Liz Claiborne                        13,350             471
   Russell                               7,965             159
   Springs Industries, Cl A              4,370             140
   VF                                   27,960             666
                                                      --------
                                                         1,436
                                                      --------
AUTOMOTIVE--1.0%
   Cooper Tire & Rubber                 18,100             201
   Dana                                 37,357             791
   Delphi Automotive Systems*          138,017           2,010
   Eaton                                17,830           1,195
   Ford Motor                          295,540          12,708
   General Motors                      131,230           7,620
   Genuine Parts                        43,392             868
   Goodyear Tire & Rubber               38,470             769
   ITT Industries                       21,665             658
   Navistar International*              15,126             470
   Paccar                               18,808             746
   TRW                                  30,220           1,311
   Visteon*                             35,395             429
                                                      --------
                                                        29,776
                                                      --------
BANKS--4.4%
   Amsouth Bancorporation               96,200           1,515
   Bank of America                     406,412          17,476
   Bank of New York                    180,800           8,407
   Bank One                            281,201           7,469
   BB&T                                 85,400           2,039
   Charter One Financial                51,000           1,173
   Chase Manhattan                     303,265          13,969

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Comerica                             38,450         $ 1,725
   Fifth Third Bancorp                  75,950           4,804
   First Union                         240,414           5,965
   Firstar                             237,894           5,011
   Fleet Boston Financial              220,944           7,512
   Golden West Financial                38,715           1,580
   Huntington Bancshares                54,467             861
   KeyCorp                             106,642           1,880
   Mellon Financial                    120,420           4,388
   National City                       148,700           2,537
   Northern Trust                       54,500           3,546
   Old Kent Financial                   33,705             902
   PNC Bank                             71,160           3,336
   Regions Financial                    54,100           1,075
   SouthTrust                           41,300             934
   State Street                         39,500           4,189
   Summit Bancorp                       43,000           1,059
   SunTrust Banks                       74,130           3,387
   Synovus Financial                    69,200           1,220
   Union Planters                       33,200             928
   US Bancorp                          184,331           3,548
   Wachovia                             49,678           2,695
   Washington Mutual                   134,347           3,879
   Wells Fargo                         395,052          15,308
                                                      --------
                                                       134,317
                                                      --------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.8%
   Clear Channel Communications*        83,100           6,232
   Comcast, Cl A*                      220,154           8,916
   Interpublic Group                    74,000           3,182
   Omnicom Group                        43,600           3,883
   Young & Rubicam*                     17,700           1,012
                                                      --------
                                                        23,225
                                                      --------
BUILDING & CONSTRUCTION--0.1%
   Armstrong Holdings                    9,865             151
   Centex                               14,580             343
   Fluor                                18,730             592
   Kaufman & Broad Home                 11,737             233
   Masco                               109,980           1,986
   McDermott International              14,665             129
   Owens Corning                        13,465             125
   PULTE                                10,090             218
                                                      --------
                                                         3,777
                                                      --------
CASINO--0.0%
   Harrah's Entertainment*              29,985             628
                                                      --------
CHEMICALS--0.9%
   Air Products & Chemicals             56,240           1,733
   Avery Dennison                       27,530           1,848
   Dow Chemical                        165,750           5,004



--------------------------------------------------------------------------------
78

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Eastman Chemical                     18,791          $  897
   EI Du Pont de Nemours               256,886          11,239
   FMC*                                  7,565             439
   Great Lakes Chemical                 13,300             419
   Hercules                             26,195             368
   Praxair                              38,665           1,448
   Rohm & Haas                          53,323           1,840
   Sigma Aldrich                        20,900             611
   Union Carbide                        32,965           1,632
   WR Grace*                            16,500             200
                                                      --------
                                                        27,678
                                                      --------
COMPUTERS & SERVICES--18.8%
   America Online*                     563,300          29,714
   Apple Computer*                      79,840           4,182
   Cabletron Systems*                   44,800           1,131
   Ceridian*                            35,530             855
   Cisco Systems*                    1,705,700         108,419
   Compaq Computer*                    416,356          10,643
   Computer Associates International   144,252           7,384
   Computer Sciences*                   41,120           3,071
   Dell Computer*                      631,400          31,136
   EMC*                                532,100          40,938
   First Data                          101,104           5,017
   Gateway *                            78,900           4,478
   Hewlett-Packard                     245,260          30,627
   IBM                                 434,720          47,629
   Lexmark International Group, Cl A*   31,700           2,132
   Mercury Interactive*                 19,500           1,887
   Microsoft*                        1,290,400         103,232
   Novell*                              80,800             747
   Oracle*                             696,028          58,510
   Pitney Bowes                         63,220           2,529
   Sapient*                             14,400           1,540
   Seagate Technology*                  55,700           3,063
   Siebel Systems*                      48,900           7,998
   Sun Microsystems*                   389,000          35,375
   Texas Instruments                   401,280          27,563
   Unisys*                              76,385           1,112
   Veritas Software*                    95,900          10,838
                                                      --------
                                                       581,750
                                                      --------
CONTAINERS & PACKAGING--0.1%
   Ball                                  7,295             235
   Crown Cork & Seal                    31,385             471
   Newell Rubbermaid                    65,336           1,682
   Owens-Illinois*                      35,900             420
   Sealed Air*                          20,586           1,078
                                                      --------
                                                         3,886
                                                      --------
COSMETICS & TOILETRIES--1.3%
   Alberto-Culver, Cl B                 13,780             421
   Avon Products                        58,240           2,592

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Colgate Palmolive                   141,376         $ 8,465
   Gillette                            255,976           8,943
   International Flavors & Fragrances   25,195             761
   Procter & Gamble                    320,708          18,361
                                                      --------
                                                        39,543
                                                      --------
DRUGS--8.4%
   Abbott Laboratories                 379,920          16,930
   Alza*                                25,120           1,485
   American Home Products              319,780          18,787
   Biogen*                              36,400           2,348
   Bristol-Myers Squibb                483,680          28,174
   Eli Lilly                           276,920          27,657
   Honeywell International             195,702           6,593
   Medimmune*                           51,200           3,789
   Merck                               563,850          43,205
   Pfizer                            1,543,435          74,085
   Pharmacia                           311,255          16,088
   Schering Plough                     359,020          18,130
   Watson Pharmaceuticals**             23,600           1,268
                                                      --------
                                                       258,539
                                                      --------
ELECTRICAL SERVICES--0.7%
   AES*                                104,500           4,768
   Ameren                               33,700           1,137
   CP&L Energy                          39,200           1,252
   CMS Energy                           26,900             595
   Consolidated Edison                  51,990           1,540
   Constellation Energy Group*          36,795           1,198
   Dominion Resources                   58,508           2,509
   FirstEnergy*                         56,605           1,323
   Florida Progress                     24,200           1,134
   New Century Energies                 28,600             858
   Niagara Mohawk Holdings*             42,265             589
   Pinnacle West Capital                20,800             705
   PPL                                  35,300             774
   Reliant Energy                       72,451           2,142
   TXU                                  64,635           1,907
                                                      --------
                                                        22,431
                                                      --------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.9%
   3Com*                                86,000           4,956
   American Power Conversion*           47,400           1,935
   Autodesk                             14,300             496
   Automatic Data Processing           153,840           8,240
   Johnson Controls                     21,030           1,079
   Millipore                            11,190             843
   Sanmina*                             36,400           3,112
   Solectron*                          146,200           6,122
   Tektronix                            11,855             877
   Thomas & Betts                       14,240             272
                                                      --------
                                                        27,932
                                                      --------

--------------------------------------------------------------------------------
                                                                              79

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INDEX FUNDS S&P 500 INDEX FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES--0.1%
   Allied Waste Industries*             46,400        $    464
   Ecolab                               31,900           1,246
   Waste Management                    152,414           2,896
                                                      --------
                                                         4,606
                                                      --------
FINANCIAL SERVICES--5.4%
   American Express                    327,541          17,073
   Associates First Capital, Cl A      178,592           3,985
   Bear Stearns Companies               27,107           1,128
   Capital One Financial                48,000           2,142
   Charles Schwab                      333,932          11,228
   Citigroup                           827,456          49,854
   Countrywide Credit Industries        27,900             846
   Equifax                              34,600             908
   FHLMC                               170,500           6,905
   FNMA                                247,060          12,893
   Franklin Resources                   59,700           1,813
   Household International             115,991           4,821
   JP Morgan                            39,830           4,386
   Lehman Brothers Holdings             29,500           2,790
   MBNA                                196,612           5,333
   Merrill Lynch                        95,100          10,936
   Morgan Stanley                      277,522          23,104
   Painewebber Group                    35,700           1,624
   Providian Financial                  34,895           3,141
   SLM Holding                          38,400           1,438
   T. Rowe Price & Associates           29,600           1,258
                                                      --------
                                                       167,606
                                                      --------
FOOD, BEVERAGE & TOBACCO--4.3%
   Adolph Coors, Cl B                    9,065             548
   Anheuser-Busch                      110,800           8,275
   Archer-Daniels-Midland              147,689           1,449
   Bestfoods                            67,320           4,662
   Brown-Forman, Cl B                   16,860             906
   Campbell Soup                       103,560           3,016
   Coca-Cola                           103,100           1,682
   Coca-Cola Enterprises               606,860          34,857
   Conagra                             120,684           2,301
   Fortune Brands                       38,840             896
   General Mills                        71,520           2,736
   Hershey Foods                        33,600           1,630
   HJ Heinz                             86,320           3,776
   Kellogg                              99,480           2,960
   Nabisco Group Holdings               80,000           2,075
   Pepsico                             353,380          15,703
   Philip Morris                       560,730          14,894
   Quaker Oats                          32,060           2,408
   Ralston-Ralston Purina Group         75,180           1,499
   Sara Lee                            213,260           4,119
   Seagram Ltd                         107,000           6,206

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Starbucks*                           45,100        $  1,722
   Supervalu                            32,260             615
   Sysco                                81,720           3,442
   Unilever ADR                        140,150           6,026
   UST                                  39,740             584
   William Wrigley, Jr                  28,005           2,246
                                                      --------
                                                       131,233
                                                      --------
FOOTWEAR--0.1%
   Nike, Cl B                           67,020           2,668
   Reebok International*                13,820             220
                                                      --------
                                                         2,888
                                                      --------
GAS/NATURAL GAS--0.1%
   El Paso Energy                       56,730           2,890
   Oneok*                                7,200             187
   Sempra Energy*                       50,227             854
                                                      --------
                                                         3,931
                                                      --------
GLASS PRODUCTS--0.7%
   Corning                              67,646          18,256
   PPG Industries                       42,790           1,896
                                                      --------
                                                        20,152
                                                      --------
HOTELS & LODGING--0.1%
   Hilton Hotels                        90,305             847
   Marriott International, Cl A*        58,740           2,118
                                                      --------
                                                         2,965
                                                      --------
HOUSEHOLD PRODUCTS FURNITURE & FIXTURES--0.0%
   Leggett & Platt                      48,300             797
                                                      --------
INSURANCE--3.1%
   Aetna                                34,587           2,220
   Aflac                                65,100           2,991
   Allstate                            182,604           4,063
   American General                     60,939           3,717
   American International Group        377,947          44,409
   AON                                  62,775           1,950
   Chubb                                42,918           2,639
   Cigna                                39,890           3,730
   Cincinnati Financial                 39,400           1,239
   Conseco                              79,753             778
   Hartford Financial Services Group    52,730           2,950
   Humana*                              41,200             201
   Jefferson Pilot                      25,305           1,428
   Lincoln National                     47,060           1,700
   Loews                                24,200           1,452
   Marsh & McLennan                     66,115           6,905
   MBIA                                 24,100           1,161
   MGIC Investment                      26,000           1,183
   Progressive of Ohio                  18,000           1,332


--------------------------------------------------------------------------------
80

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   SAFECO                               31,320        $    622
   St. Paul                             51,976           1,774
   Torchmark                            31,374             775
   UnitedHealth Group                   39,800           3,413
   UnumProvident                        59,073           1,185
   Wellpoint Health Networks*           15,200           1,101
                                                      --------
                                                        94,918
                                                      --------
INTERNET SERVICES--0.5%
   Yahoo!*                             133,200          16,500
                                                      --------
LUMBER & WOOD PRODUCTS--0.0%
   Georgia-Pacific                      41,800           1,097
   Louisiana-Pacific                    25,512             277
                                                      --------
                                                         1,374
                                                      --------
MACHINERY--1.3%
   Applied Materials*                  198,000          17,944
   Baker Hughes                         80,948           2,590
   Black & Decker                       20,835             819
   Briggs & Stratton                     5,440             186
   Brunswick                            21,530             357
   Caterpillar                          85,500           2,896
   Cummins Engine                       10,140             276
   Deere                                57,390           2,123
   Dover                                49,740           2,018
   Emerson Electric                    104,630           6,317
   Ingersoll Rand                       39,705           1,598
   Pall                                 30,293             560
   Parker-Hannifin                      27,578             945
   Timken                               14,940             278
   WW Grainger                          22,980             708
                                                      --------
                                                        39,615
                                                      --------
MARINE TRANSPORTATION--0.1%
   Carnival, Cl A                      148,200           2,890
                                                      --------
MEASURING DEVICES--0.6%
   Agilent Technologies*               110,837           8,174
   Kla-Tencor*                          45,600           2,670
   Mallinckrodt                         16,485             716
   PE Biosystems Group                  51,060           3,364
   Teradyne*                            42,500           3,124
   Thermo Electron*                     38,200             805
                                                      --------
                                                        18,853
                                                      --------
MEDICAL PRODUCTS & SERVICES--3.0%
   Allergan                             31,800           2,369
   Amgen*                              251,800          17,689
   Bausch & Lomb                        12,980           1,004
   Baxter International                 71,173           5,004
   Becton Dickinson                     61,920           1,776
   Biomet                               29,000           1,115

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Boston Scientific*                  100,000        $  2,194
   CR Bard                              12,335             594
   Guidant*                             75,100           3,717
   HCA-Healthcare                      136,759           4,154
   Healthsouth Rehabilitation*          94,512             679
   Johnson & Johnson                   341,040          34,743
   Manor Care*                          25,047             175
   Medtronic                           293,480          14,619
   St. Jude Medical*                    20,650             947
   Tenet Healthcare*                    76,760           2,073
                                                      --------
                                                        92,852
                                                      --------
METAL & METAL INDUSTRIES--0.3%
   Alcan Aluminum Ltd.                  53,652           1,663
   Barrick Gold                         97,000           1,764
   Bethlehem Steel*                     32,230             115
   Engelhard                            31,317             534
   Freeport-McMoran Copper
     & Gold, Cl B*                      39,200             363
   Homestake Mining                     64,000             440
   Inco*                                44,600             686
   Newmont Mining                       41,222             891
   Nucor                                20,880             693
   Phelps Dodge                         19,280             717
   Placer Dome Group                    80,329             768
   USX-US Steel Group                   21,767             404
   Vulcan Materials                     24,600           1,050
   Worthington Industries               21,122             222
                                                      --------
                                                        10,310
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--0.6%
   Adobe Systems                        29,400           3,822
   BMC Software*                        59,882           2,185
   Cendant*                            176,810           2,475
   Citrix Systems*                      45,400             860
   Compuware*                           88,400             917
   Convergys*                           37,600           1,950
   Electronic Data Systems             114,200           4,711
   NCR*                                 23,300             907
   Parametric Technology*               67,600             744
   Peoplesoft*                          67,662           1,133
                                                      --------
                                                        19,704
                                                      --------
MISCELLANEOUS CONSUMER PRODUCTS--0.2%
   Clorox                               57,518           2,578
   Maytag                               19,230             709
   Sherwin Williams                     40,160             851
   Snap-On Tools                        14,397             383
   Stanley Works                        21,530             511
   Tupperware                           14,150             311
   Whirlpool                            17,905             835
                                                      --------
                                                         6,178
                                                      --------

--------------------------------------------------------------------------------
                                                                              81

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INDEX FUNDS S&P 500 INDEX FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--5.3%
   Cooper Industries                    22,895        $    746
   Crane                                14,819             360
   Danaher*                             34,700           1,715
   General Electric                  2,425,980         128,577
   Illinois Tool Works                  73,934           4,214
   Minnesota Mining & Manufacturing     97,030           8,005
   National Service Industries           9,985             195
   Tyco International Ltd.             413,940          19,610
                                                      --------
                                                       163,422
                                                      --------
MOTORCYCLES--0.1%
   Harley-Davidson                      74,400           2,864
                                                      --------
MULTIMEDIA--1.7%
   Gannett                              65,370           3,910
   McGraw-Hill                          47,740           2,578
   Meredith                             12,380             418
   Time Warner                         322,628          24,520
   Walt Disney                         509,501          19,775
                                                      --------
                                                        51,201
                                                      --------
PAPER & PAPER PRODUCTS--0.6%
   Bemis                                12,890             433
   Boise Cascade                        14,031             363
   Fort James                           50,427           1,166
   International Paper                 118,490           3,532
   Kimberly-Clark                      136,274           7,819
   Mead                                 25,220             637
   Pactiv*                              41,412             326
   Potlatch                              7,170             237
   Temple-Inland                        12,890             541
   Westvaco                             24,690             613
   Weyerhaeuser                         57,170           2,458
   Willamette Industries                27,200             741
                                                      --------
                                                        18,866
                                                      --------
PETROLEUM & FUEL PRODUCTS--5.4%
   Amerada Hess                         22,330           1,379
   Anadarko Petroleum                   31,400           1,548
   Apache                               27,900           1,641
   Ashland                              17,425             611
   Burlington Resources                 52,763           2,018
   Chevron                             159,820          13,555
   Coastal                              52,504           3,196
   Conoco                              153,066           3,760
   Exxon Mobil                         853,607          67,008
   Halliburton                         108,810           5,134
   Kerr McGee                           23,052           1,359
   Occidental Petroleum                 90,430           1,905
   Phillips Petroleum                   62,335           3,160
   Rowan*                               23,005             699
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Royal Dutch Petroleum               525,840        $ 32,372
   Schlumberger                        139,534          10,413
   Sunoco                               21,670             638
   Texaco                              135,320           7,206
   Tosco                                35,400           1,002
   Transocean Sedco Forex               51,616           2,758
   Union Pacific Resources              61,791           1,359
   Unocal                               59,590           1,974
   USX-Marathon Group                   76,435           1,916
                                                      --------
                                                       166,611
                                                      --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
   Eastman Kodak                        75,965           4,520
   Polaroid                             10,958             198
   Xerox                               163,350           3,389
                                                      --------
                                                         8,107
                                                      --------
PRINTING & PUBLISHING--0.3%
   American Greetings, Cl A             15,900             302
   Deluxe                               17,755             418
   Dow Jones                            21,700           1,590
   Knight-Ridder                        19,070           1,014
   New York Times, Cl A                 41,660           1,646
   RR Donnelley & Sons                  29,860             674
   Tribune                              75,620           2,647
                                                      --------
                                                         8,291
                                                      --------
PROFESSIONAL SERVICES--0.3%
   H&R Block                            24,170             782
   Dun & Bradstreet                     39,532           1,132
   IMS Health*                          72,864           1,312
   Paychex                              91,125           3,827
   PerkinElmer                          12,040             796
                                                      --------
                                                         7,849
                                                      --------
RAILROAD TRANSPORTATION--0.3%
   Burlington Northern Santa Fe        105,000           2,408
   CSX                                  53,518           1,134
   Kansas City Southern Industries      27,200           2,412
   Norfolk Southern                     93,900           1,397
   Union Pacific                        60,740           2,259
                                                      --------
                                                         9,610
                                                      --------
RETAIL--5.8%
   Albertson's                         103,923           3,455
   Autozone*                            32,800             722
   Bed Bath & Beyond*                   34,500           1,251
   Best Buy Company*                    50,100           3,169
   Circuit City Stores                  50,000           1,659
   Consolidated Stores*                 27,224             327
   Costco Wholesale*                   109,516           3,614


--------------------------------------------------------------------------------
82

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   CVS                                  95,713         $ 3,829
   Darden Restaurants*                  30,360             493
   Dillards, Cl A                       22,920             281
   Dollar General                       80,685           1,573
   Federated Department Stores*         52,500           1,772
   Gap                                 208,630           6,520
   Great Atlantic & Pacific Tea          9,465             157
   Harcourt General                     17,466             950
   Home Depot                          567,283          28,329
   JC Penney                            64,030           1,181
   Kmart*                              117,980             804
   Kohls*                               80,000           4,450
   Kroger*                             204,720           4,517
   Limited                             105,396           2,279
   Longs Drug Stores*                    9,690             211
   Lowe's                               93,788           3,851
   May Department Stores                81,543           1,957
   McDonald's                          327,700          10,794
   Nordstrom                            33,060             798
   Office Depot*                        77,500             484
   Radioshack                           45,788           2,169
   Rite Aid                             63,460             416
   Sears Roebuck                        86,425           2,820
   Staples*                            118,750           1,826
   Target                              111,780           6,483
   Tiffany                              17,800           1,201
   TJX                                  73,540           1,379
   Toys "R" Us*                         53,065             773
   Tricon Global Restaurants*           36,198           1,023
   Wal-Mart Stores                   1,092,840          62,975
   Walgreen                            247,160           7,955
   Wendy's International                27,875             497
   Winn Dixie Stores                    35,460             508
                                                      --------
                                                       179,452
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--5.3%
   Adaptec*                             25,600             582
   Advanced Micro Devices*              37,530           2,899
   Altera*                              48,800           4,975
   Analog Devices*                      86,800           6,597
   Conexant Systems*                    53,300           2,592
   Intel                               821,180         109,781
   Linear Technology                    76,300           4,878
   LSI Logic*                           75,300           4,076
   Maxim Integrated Products*           69,300           4,708
   Micron Technology*                  136,000          11,976
   National Semiconductor*              43,312           2,458
   Novellus Systems*                    31,800           1,799
   Xilinx*                              78,800           6,506
                                                      --------
                                                       163,827
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS--0.2%
   Alcoa                               211,854         $ 6,144
   Allegheny Technologies*              20,374             367
                                                       -------
                                                         6,511
                                                       -------
TELEPHONES & TELECOMMUNICATIONS--12.5%
   ADC Telecommunications*              82,700           6,936
   Alltel                               77,182           4,780
   Andrew*                              19,815             665
   AT&T                                920,084          29,098
   Bell Atlantic                       379,014          19,259
   Bellsouth                           461,412          19,668
   Centurytel                           34,400             989
   Comverse Technology*                 37,400           3,478
   Global Crossing Ltd*                216,260           5,690
   GTE                                 236,080          14,696
   Lucent Technologies                 798,532          47,313
   Molex                                48,200           2,320
   Motorola                            527,751          15,338
   Network Appliance*                   74,700           6,013
   Nextel Communications, Cl A*        185,900          11,375
   Nortel Networks                     726,400          49,577
   Qualcomm*                           181,700          10,902
   SBC Communications                  834,085          36,074
   Scientific-Atlanta                   39,068           2,911
   Sprint                              215,000          10,965
   Sprint (PCS Group)*                 224,400          13,352
   Tellabs*                            100,400           6,871
   US West                             124,516          10,677
   Viacom, Cl B*                       373,979          25,501
   Worldcom*                           702,010          32,205
                                                      --------
                                                       386,653
                                                      --------
TESTING LABORATORIES--0.0%
   Quintiles Transnational*             28,300             400
                                                      --------
TOYS--0.1%
   Hasbro                               42,167             635
   Mattel                              104,365           1,376
                                                      --------
                                                         2,011
                                                      --------
TRAVEL SERVICE--0.0%
   Sabre Holdings*                      31,632             902
                                                      --------
TRUCKING & LEASING--0.0%
   Ryder System                         14,630             277
                                                      --------
UTILITIES, ELECTRIC & GAS--1.5%
   American Electric Power              78,865           2,336
   Cinergy                              39,092             994
   Columbia Gas System                  19,772           1,298
   DTE Energy                           34,935           1,068

--------------------------------------------------------------------------------
                                                                              83

SCHEDULE OF INVESTMENTS (UNAUDITED)


SEI INDEX FUNDS S&P 500 INDEX FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                       SHARES/         MARKET
DESCRIPTION                           PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
   Duke Power                           90,106         $ 5,080
   Eastern Enterprises                   6,691             422
   Edison International                 81,440           1,670
   Enron                               179,468          11,576
   Entergy                              56,420           1,534
   FPL Group                            43,728           2,165
   GPU                                  29,700             804
   Nicor                                11,400             372
   Northern States Power                38,520             778
   PECO Energy                          41,575           1,676
   Peoples Energy                        8,740             283
   PG&E                                 94,445           2,326
   Public Service Enterprise            53,083           1,838
   Southern                            159,026           3,707
   UNICOM                               43,595           1,687
   Williams                            108,290           4,514
                                                     ---------
                                                        46,128
                                                     ---------
WHOLESALE--0.4%
   Cardinal Health                      67,558           4,999
   Huttig Building Products*                 0
   McKesson HBOC                        69,091           1,447
   Safeway*                            121,700           5,492
                                                     ---------
                                                        11,938
                                                     ---------
Total Common Stocks
   (Cost $1,714,070)                                 3,063,443
                                                     ---------
U.S. TREASURY OBLIGATION--0.1%
   United States Treasury Bill (A)
     5.840%, 12/07/00                   $3,500           3,409
                                                     ---------
Total U.S. Treasury Obligation
   (Cost $3,408)                                         3,409
                                                     ---------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                           PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.7%
   J.P. Morgan 6.100%, dated 06/30/00,
     matures 07/03/00, repurchase price
      $20,431,171 (collateralized by various
     FNMA Obligations, total par value
     $22,785,787, 6.000%-7.000%,
     10/01/28-01/01/30, total market
     value $20,828,207)                $20,421      $   20,421
                                                    ----------
Total Repurchase Agreement
   (Cost $20,421)                                       20,421
                                                    ----------
Total Investments--100.0%
   (Cost $1,737,899)                                 3,087,273
                                                    ==========

* NON-INCOME PRODUCING SECURITY

(A) SECURITY, OR PORTION THEREOF, IS PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

--------------------------------------------------------------------------------
84

                                                                  [logo omitted]
                                                                   JUNE 30, 2000


STATEMENTS OF ASSETS AND LIABILITIES (000) (UNAUDITED)
AS OF JUNE 30, 2000

                                                              ---------------------------------------------------------------
                                                                     SEI INSTITUTIONAL                 SEI INDEX FUNDS
                                                                  MANAGED TRUST HIGH YIELD              S&P 500 INDEX
                                                                          BOND FUND                           FUND
                                                              ---------------------------------------------------------------
ASSETS:
   Investments at value (cost $780,994 and
       $1,737,899 respectively)                                           $705,338                        $3,087,273
   Cash                                                                         46                                --
   Accrued income                                                           16,889                             2,632
   Investment Securities sold                                                6,834                             5,758
   Capital shares sold                                                          --                               274
   Income and other receivables                                                212                               207
                                                              ---------------------------------------------------------------
         Total assets                                                      729,319                         3,096,144
                                                              ---------------------------------------------------------------
LIABILITIES:
   Income distributions payable                                              5,856                                --
   Investment securities purchased                                          12,128                             2,828
   Accrued expenses                                                            710                               885
   Capital shares redeemed                                                      --                               434
   Payable to custodian                                                         --                               352
   Other liabilities                                                            40                                --
                                                              ----------------------------------------------------------------
         Total liabilities                                                  18,734                             4,499
                                                              ---------------------------------------------------------------
Total net assets                                                          $710,585                        $3,091,645
                                                              ---------------------------------------------------------------
NET ASSETs:
   Portfolio Shares of Class A (unlimited authorization --
     no par value) based on 75,797,788 and 22,333,286
     outstanding shares of beneficial interest, respectively               798,047                           736,301
   Portfolio Shares of Class E (unlimited authorization--
     no par value) based on 0 and 46,193,406 outstanding
     shares of beneficial interest, respectively                                --                           917,327
   Undistributed net investment income                                          --                             6,835
   Accumulated net realized gain (loss) on investments                     (11,806)                           81,856
   Net unrealized appreciation (depreciation) on investments               (75,656)                        1,349,374
   Net unrealized depreciation on futures                                       --                               (48)
                                                              ---------------------------------------------------------------
             Total Net Assets--100.0%                                     $710,585                        $3,091,645
                                                              ===============================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class A                                                      $9.37                            $45.03
                                                              ===============================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class E                                                   $    --                             $45.16
                                                              ===============================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------
                                                                              85

NOTES


--------------------------------------------------------------------------------

NOTES


--------------------------------------------------------------------------------

NOTES


--------------------------------------------------------------------------------

[blank page]

                                 [logo omitted]

                               INVESTMENT ADVISOR
                                Summit Bank (NJ)

                                  ADMINISTRATOR
                      SEI Investments Mutual Fund Services
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                               www.pillarfunds.com


   Summit Bank (NJ) serves as investment advisor and custodian for The Pillar Funds and receives fees for such services as disclosed in the prospectus.
      SEI Investment Distribution Co. is not affiliated with Summit Bank.

 The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. pillarfunds.com is a service mark of Summit Bank. Summit, Summit Bank, Summit Bancorp, summitbank.com and Reach Higher are registered service marks of Summit Bancorp.

                This information must be preceded or accompanied
               by a current prospectus. For more information call,
       1-800-932-7782. Read it carefully before you invest or send money.


              Not FDIC Insured o No Bank Guarantee o May Lose Value

PIL-F-008-09